Exhibit 99.9

Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
301321218	fad1b76f-c3d8-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Guidelines, Self-employed consumers must provide the following information: signed individual tax returns, with all applicable tax schedules for the most recent year. Signed XXXX returns not provided.		09/18/2019: Received IRS transcripts which are acceptable in lieu of signed return. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 73.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321218	cd454ffc-c6d8-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA Report not provided in file. No CU Risk Score provided.		09/18/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 73.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330800	dcdb4af1-cdde-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/25/19 XX Please clear this based on the attached VOB.	09/26/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Reserves are higher than guideline minimum UW guides require 14 months reserves, loan verified with 99.50month reserves DTI is lower than guideline maximum UW guides require maximum DTI of 45%, loan qualified at 34.10%. Years Self Employed Borrower has been self employed for 24 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330800	04b67e29-cfde-e911-abc7-f4e9d4a75a52	15		Not Covered/Exempt		Credit		Failure to obtain Hazard Insurance Declaration	Evidence of insurance for property #2 on the final application not provided.	9/25/19 XX Please rescind this condition. The HOI is on page 795 of the upload.	09/26/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW guides require 14 months reserves, loan verified with 99.50month reserves DTI is lower than guideline maximum UW guides require maximum DTI of 45%, loan qualified at 34.10%. Years Self Employed Borrower has been self employed for 24 years		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330800	ced713ae-cede-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Missing documentation that mortgage payment for XXXXXXXXX property includes taxes and insurance. Provide evidence that borrower has deeded property to XXXXXXXXX, or provide current tax bill and hazard declaration page.	9/25/19 XX Please rescind this as neither are required as the XXXXXXXXXXXXXXXXX states the property is the XXXXXXXX.	09/26/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW guides require 14 months reserves, loan verified with 99.50month reserves DTI is lower than guideline maximum UW guides require maximum DTI of 45%, loan qualified at 34.10%. Years Self Employed Borrower has been self employed for 24 years		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330799	f8aef517-28de-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	09/25/2019: please see attached, pls clear	09/25/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that per AUS item #19 said document was not ordered. Condition cleared.	Years Self Employed Borrower has 3.87 years Self Employed Reserves are higher than guideline minimum UW Guides required 8.4 months reserves, loan qualified with 114.30months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 787		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330798	c42f35d7-56fb-4a5c-b55d-b02ad5e0e7da	3217		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Escrow	CD Document does not match actual calculated values for Estimated Escrow : The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. (IN ESCROW)	please see attached	10/15/2019: Lender provided proof of delivery. Exception downgraded. 10/03/2019: Audit review of the Corrected CD and letter of explanation to the Borrower deemed acceptable, however missing proof of delivery to the Borrower. Condition remains.	Years in Primary Residence Borrowers have been at current residence for 14 years Years Self Employed Borrower has been self-employed for 10 years Years in Field Borrower has been in field of work for 10 years		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301330798	7e5a1e35-cd45-4c75-b627-b0a9f614aa57	3218		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	CDCD Document does not match actual calculated values for Estimated Total Monthly Payment : The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX, the calculated payment amount is $X,XXX.XX. The lender corrected monthly tax amount based on sales price multiplied by 1.25%. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. (IN ESCROW)	please see attached	10/15/2019: Lender provided proof of delivery. Exception downgraded. 10/03/2019: Audit review of the Corrected CD and letter of explanation to the Borrower deemed acceptable, however missing proof of delivery to the Borrower. Condition remains.	Years in Primary Residence Borrowers have been at current residence for 14 years Years Self Employed Borrower has been self-employed for 10 years Years in Field Borrower has been in field of work for 10 years		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301330798	b71da3f0-7232-4eb9-b5dc-79da57f9cb17	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately : The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender corrected monthly tax amount based on sales price multiplied by 1.25%. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. (IN ESCROW)	please see attached	10/15/2019: Lender provided proof of delivery. Exception downgraded. 10/03/2019: Audit review of the Corrected CD and letter of explanation to the Borrower deemed acceptable, however missing proof of delivery to the Borrower. Condition remains.	Years in Primary Residence Borrowers have been at current residence for 14 years Years Self Employed Borrower has been self-employed for 10 years Years in Field Borrower has been in field of work for 10 years		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301330798	a4824da1-88e0-e911-abc7-f4e9d4a75a52	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD completed in error for required data under the Loan Disclosures section for the field(s) Escrow Account. The calculated amount is incorrect due to the incorrect value for property tax disclosed on the final CD. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z non-Numeric Clerical error Cure within 60 days of consummation. Provide re-disclosed CD and letter of explanation.	please see attached	10/15/2019: Lender provided proof of delivery. Exception downgraded. 10/03/2019: Audit review of the Corrected CD and letter of explanation to the Borrower deemed acceptable, however missing proof of delivery to the Borrower. Condition remains.	Years in Primary Residence Borrowers have been at current residence for 14 years Years Self Employed Borrower has been self-employed for 10 years Years in Field Borrower has been in field of work for 10 years		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301330798	96968768-13df-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The business license in file is not dated and the second bullet point was not provided.	09/26/2019: please see attached	09/26/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years in Primary Residence Borrowers have been at current residence for 14 years Years Self Employed Borrower has been self-employed for 10 years Years in Field Borrower has been in field of work for 10 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330798	fd2ec8fb-14df-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX is reflected on final Closing Disclosure, however the tax amount does not correspond with the monthly tax amount of $XXX.XX which is 1.25% of the purchase price of $XXX,XX Provide evidence of tax calculation. Additional conditions may apply.	09/26/2019: please see attached revised AUS	09/26/2019: Audit reviewed the Lender Rebuttal, as well as updated AUS, and has determined that the tax adjustment to $XXX.XX is deemed acceptable. Additional findings added for escrow correction on CD (in-escrow). Condition cleared.	Years in Primary Residence Borrowers have been at current residence for 14 years Years Self Employed Borrower has been self-employed for 10 years Years in Field Borrower has been in field of work for 10 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338832	7c9d4f79-5ae1-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CU Risk score not listed on UCDP>		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates credit report verifies 26 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXin disposable income Years on Job Borrower has 6 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241169	a511a4c7-eb2c-4427-adee-5b851bde6578	3217		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/01/2019: Please see attachment	08/01/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241169	80dbcead-3fb3-4487-8d80-cdfdb90836fd	3218		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX, the calculated payment amount is Years 1 - 30 $X,XXX.XX. The lender used the incorrect amount of $XXX.XX for taxes. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/01/2019: Please see attachment	08/01/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241169	f05d3528-af5a-4a1c-98fc-682d4951027b	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	08/01/2019: Please see attachment	08/01/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301241169	47d85319-04a0-e911-bdd2-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	LP required signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	07/31/2019: Please see attached.	07/31/2019: Audit reviewed XXXX executed 1120S Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241169	3e362922-04a0-e911-bdd2-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	LP required signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed returns not provided.	7/24/19: Please see attached personal tax transcripts.	07/24/2019: Audit review of the tax transcripts for XXXX and XXXX is deemed acceptable, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 1.21 months reserves, loan qualified with 64.70 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292266	43175022-fbbd-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per guidelines, Self-employed consumers must provide the following information: signed individual tax returns, with all applicable tax schedules for the most recent year. Missing signed XXXX tax returns.	8/20/19: Please see attached	08/21/2019: Lender provided signed page for XXXX Business return. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 63 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292266	689b21f0-34bd-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per guidelines, Self-employed consumers must provide the following information: for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the most recent year, with all applicable tax schedules. Missing signed XXXX business returns.	8/20/19: Please see attached	08/21/2019: Lender provided signed page for XXXX Personal return. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 63 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386312	47435582-71fa-e911-94d7-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Agency Guidelines required loan data to be resubmitted to Desktop Underwriter (DU) if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 39.61%. The lender did not include negative rents for REO properties #1 and #2 and the new payments for both of these properties which were refinanced at the same time. The actual DTI is 43.46%.	10/30 XX: See attached AUS showing the DTI requested	11/01/2019: Audit reviewed the updated AUS and has determined the DTI is within tolerance of the updated AUS approved DTI. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 123.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.96%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386312	991ce666-88fa-e911-94d7-f4e9d4a75ba2	1693		QM/Agency Safe Harbor		Credit		Missing LOE	Evidence the mortgage, notes and bonds are not payable in less than 1 year shown on Schedule L of the XXXX and XXXX tax returns. Additional conditions may apply.	11/4 XX: This exact same document that was submitted was provided on loan number XXXXXXXXXX and it was accepted.10/30 XX: See attached note verifying it rolls over from year to year
11/06/2019:  Upon further review, rejected in error.  Document is open-ended credit line.  Condition cleared.11/06/2019:  Audit consulted with management and has determined document provided does not show anything about an annual rollover or any information related to what this account is.  Condition remains.11/01/2019: Audit reviewed lenders response and has determined the Reserve Account Agreement and Addendum is not sufficient to verify the notes and bonds payable are not due is less than 1 year.  There is no balance indicated to show all mortgage, notes and bonds have a zero balance.  The XXXX and XXXX tax returns reflect there is a balance for Mortgages, notes, bonds payable in less than 1 year; however, the lender did not include the balance due for those in the income calculation.  Please provide verification for the exclusion of the mortgage, notes, bonds payable in less than 1 year from the income calculation for the business.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 123.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.96%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386312	2dece9a7-5efa-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. No CU score available.		10/30/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 123.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.96%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386311	8cf41575-63fa-e911-94d7-f4e9d4a75ba2	1693		QM/Agency Safe Harbor		Credit		Missing LOE	Evidence the mortgage, notes and bonds are not payable in less than 1 year shown on Schedule L of the XXXX and XXXX tax returns. Additional conditions may apply.	11/4 XX: This exact same document that was submitted was provided on loan number XXXXXXXXXX and it was accepted. 10/30 CP: See attached note verifying it is not due within a year
11/06/2019:  Upon further review, rejected in error.  Document is open-ended credit line.  Condition cleared.11/06/2019:  Audit consulted with management and has determined document provided does not show anything about an annual rollover or any information related to what this account is.  Condition remains.11/01/2019: Audit reviewed lenders response and has determined the Reserve Account Agreement and Addendum is not sufficient to verify the notes and bonds payable are not due is less than 1 year.  There is no balance indicated to show all mortgage, notes and bonds have a zero balance.  The XXXX and XXXX tax returns reflect there is a balance for Mortgages, notes, bonds payable in less than 1 year; however, the lender did not include the balance due for those in the income calculation.  Please provide verification for the exclusion of the mortgage, notes, bonds payable in less than 1 year from the income calculation for the business.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Years in Field Borrower has 34 years in Field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386311	d9aa710e-64fa-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. No CU score was available.		10/30/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Years in Field Borrower has 34 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386310	1d19e234-87fa-e911-94d7-f4e9d4a75ba2	1693		QM/Agency Safe Harbor		Credit		Missing LOE	Evidence the note, mortgage or bonds payable are not due within 1 year on Schedule L of the XXXX and XXXX business returns is missing. Additional conditions may apply.	10/30 XX: See attached note showing it is not due within a year	10/31/2019: Lender provided the Reserve Account Agreement signed and dated stating not due within 1 year on Schedule L of the XXXX and XXXX business returns. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Years in Field Borrower has 34 years in Field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301292264	6a240d77-59bd-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing a CDA report		08/19/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321217	7f1f4150-f7d6-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Missing verification of employment as required by AUS	9/17/19 XX: Please rescind. This is located on page 381 of the submission package
09/19/2019:  Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared. 09/18/2019: Audit reviewed Lender's response and has determined the AUS bullet point 14 requires a VVOE be performed for Self Employed borrower's within 120 calendar days prior to the note date. A business search was in the loan file dated within 120 days; however, the VVOE was not found in the loan file to verify the source of information obtained and the name and title of the lender's employee who obtained the information per XXXX guideline requirements. Condition remains.
												LTV is lower than guideline maximum UW guidelines require a max LTV of 80%, loan was qualified with a LTV of 75% Years Self Employed Borrowers has been self employed for 3 years FICO is higher than guideline minimum UW guidelines require a min FICO of 680, loan was quaified with a FICO of 709		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321217	d2666b22-f6d6-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Missing 2 years executed Business returns are required by guideline.	9/18 XX: Please see attached XXXX guidelines. In this case the business returns would not need to be signed/dated 9/17/19 XX: Please rescind. This is a guideline for XXXXXXX XXX XXXXX. This loan was underwritten to XXXX guidelines and run through DU per the AUS findings	09/23/2019: Audit re-analyzed guidelines, and has determined that XXXX accepts an executed completed IRS Form 4506-T for the years in question as a signature alternative. Loan file contains executed 4506-T documents for both personal and business returns. Condition rescinded. 09/19/2019: Agency guidelines, B3-3.2, require business returns to be signed or provide business transcripts. Condition remains.09/18/2019: Audit reviewed Lender's response and has determined XXXX guidelines require business returns to be signed. Condition remains.	LTV is lower than guideline maximum UW guidelines require a max LTV of 80%, loan was qualified with a LTV of 75% Years Self Employed Borrowers has been self employed for 3 years FICO is higher than guideline minimum UW guidelines require a min FICO of 680, loan was quaified with a FICO of 709		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321217	8c6cb043-f6d6-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing 2 years executed personal tax returns are required by guideline.	9/18 XX: Please see attached XXXX guidelines. In this case the personal returns would not need to be signed/dated9/17/19 XX: Please rescind. This is a guideline for XXXXXXX XXX XXXXX. This loan was underwritten to XXXX guidelines and run through DU per the AUS findings
09/23/2019: Audit re-analyzed guidelines, and has determined that XXXX accepts an executed completed IRS Form 4506-T for the years in question as a signature alternative. Loan file contains executed 4506-T documents for both personal and business returns. Condition rescinded.09/19/2019:  Agency guidelines allow transcripts in lieu of signed personal tax returns.  XXXX transcripts provided.  Please provide XXXX transcripts.  Condition remains.09/18/2019: Audit reviewed Lender's response and has determined signed tax returns are required.  The borrower was qualified with rental income using the tax returns which XXXX guidelines require signed tax returns when rental income is being used.  Condition remains.
												LTV is lower than guideline maximum UW guidelines require a max LTV of 80%, loan was qualified with a LTV of 75% Years Self Employed Borrowers has been self employed for 3 years FICO is higher than guideline minimum UW guidelines require a min FICO of 680, loan was quaified with a FICO of 709		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321217	2c8257e8-f5d6-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	9/17 XX: Please see attached	09/18/2019: Lender provided tax transcript referenced in DU. Condition cleared.	LTV is lower than guideline maximum UW guidelines require a max LTV of 80%, loan was qualified with a LTV of 75% Years Self Employed Borrowers has been self employed for 3 years FICO is higher than guideline minimum UW guidelines require a min FICO of 680, loan was quaified with a FICO of 709		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321217	6e9a1b5d-f5d6-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing CDA report		09/17/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	LTV is lower than guideline maximum UW guidelines require a max LTV of 80%, loan was qualified with a LTV of 75% Years Self Employed Borrowers has been self employed for 3 years FICO is higher than guideline minimum UW guidelines require a min FICO of 680, loan was quaified with a FICO of 709		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286641	16cc5c4b-d28f-4c6e-b3fa-fbb30933952d	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal fee on the final CD reflects $XXX, the appraisal invoice reflects the borrower paid $XXX	08/30/2019: Please see attached, please clear. Thank you	08/30/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.	General Comp Factor 1 Full documentation loan FICO is higher than guideline minimum Loan qualified with a 762 Fico CLTV is lower than guideline maximum loan qualified with CLTV of 60%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286641	436ad4dc-14b7-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date for the Borrower.	XX 8/7/19: Please rescind. Verbals are good for 30 days. Our closing date was X/XX/XX and our earliest verbal date is X/X/XX which is within this 30 day period.	08/08/2019: Variance to DU feedback/guideline approved for lender by GSE. Non-material finding, loan will be graded a B.	General Comp Factor 1 Full documentation loan FICO is higher than guideline minimum Loan qualified with a 762 Fico CLTV is lower than guideline maximum loan qualified with CLTV of 60%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286641	02938724-15b7-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Missing paystubs with YTD earnings or written VOE documenting all YTD earning for both borrower and borrower as required by AUS.	XX 8/9/19: Please rescind. If we have all of the paystubs for the borrower for XXXX then we would need to have the YTD listed on a paystub. The YTD would be the sum of all the paystubs. XX 8/7/19: Please rescind. We have all of the borrower's paystubs from January to May for both of the borrower's if we add those up then this would be the YTD for both borrowers. Paystubs showing YTD would not be required with this documentation. Se pages 147 and 151-154.
08/14/2019:  Audit re-analyzed the loan file, as well as the guidelines, and has determined that four (4) months of consecutive paystubs from XXXXXXX to XXXXX were provided as additional documentation to verify year to date (YTD) earnings for both borrowers.  Per guidelines for YTD paystubs with less than the required information, when the YTD paystub does not contain the required information, the seller must verify by obtaining additional documentation.  The monthly paystubs did not contain YTD earnings, however X months of stubs were provided to calculate YTD earnings.  Documentation is deemed acceptable.  Condition rescinded. 08/12/2019: Audit reviewed Lenders response, however; guidelines state paystubs must verify YTD earnings on paystubs or listed on WVOE. Exception remains.08/08/2019: Audit reviewed lender's response and has determined the AUS requires YTD pay stubs documentation all YTD earnings.  The pay stubs do not reflect YTD earnings for both borrowers.  Condition remains.
												General Comp Factor 1 Full documentation loan FICO is higher than guideline minimum Loan qualified with a 762 Fico CLTV is lower than guideline maximum loan qualified with CLTV of 60%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301292263	7a1d583c-48bd-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LPA if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 20%, the audit recalculated DTI is 12.36% which is more than the 3% allowable tolerance.
XX 8/21/19: Please see attached showing that our borrower does not own XXXX X XXXXXXX, XXX X XXXX. Also the disposition of the other property XXXX was provided in the form of a final settlement statement in the last upload. XXXX XXXXXXXX XX is reporting on the personal returns so we would not be required to document the taxes and insurance for this property. See page 348-349 for the HOI policy for XXX X XXXX XX page 377 for the taxes and page 375 for the HOA dues. 08/16/2019: XX 8/16/19: Please rescind. It appears that you are adding in the rental income for the subject property. This would not be required to be added in however.
											08/22/2019: Lender provided Final HUD Settlement statements. Exception cleared.08/19/2019: Audit reviewed Lenders response, however please provide corrected 1003 with all rental properties actively owned and dispositions accurately, Provide PITIA documentation/Income documentation/or evidence sold for properties (XXXX X XXXXXXXX, XXXX X XX XX, XXX X XXXX, XXXX X XXXX XX, XXXX X XXXXXXXX) additional conditions may apply). Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV o f 80%, loan qualified with CLTV of 51.81% No Mortgage Lates UW Guides require 0x30 ddays late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301292263	f784c35e-4abd-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for departing property #6 on the final application not provided.	XX 8/16/19: Please see attached showing the taxes and insurance are escrowed on the property locate at XXXX X XXXXXXXXX XX.	08/19/2019: Lender provided Final CD for newly purchased property. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV o f 80%, loan qualified with CLTV of 51.81% No Mortgage Lates UW Guides require 0x30 ddays late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292263	feeed2a4-49bd-e911-abc7-f4e9d4a75a52	1667		Not Covered/Exempt		Credit		Missing HUD from sale of other property owned	Final Hud-1 from properties #1, #2, #3, #4, and #5 evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	XX 8/16/19: Please see attached showing the sale of 4 of the borrower's properties netting enough assets as well as property profile reports of the other two properties showing these are sold and the borrower has no ownership in these properties anymore.	08/22/2019: Lender provided Final HUD Settlement statements. Exception cleared.08/19/2019: Audit reviewed Lenders response, however please provide corrected 1003 with all rental properties actively owned and dispositions accurately, Provide PITIA documentation/Income documentation/or evidence sold for properties (XXXX X XXXXXXXX, XXXX X XX XX, XXXX X XXXX, XXXX X XXXX XX, XXXX X XXXXXXXX) additional conditions may apply). Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV o f 80%, loan qualified with CLTV of 51.81% No Mortgage Lates UW Guides require 0x30 ddays late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292263	bad0a2c6-4abd-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Review Appraisal		08/14/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV o f 80%, loan qualified with CLTV of 51.81% No Mortgage Lates UW Guides require 0x30 ddays late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292262	41adba94-d147-431e-85f4-b5f566e46a88	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		08/21/2019: Received evidence the Borrowers received the FACTA Notice. Condition cleared.08/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum Loan qualified with a 75% CLTV Full Documentation Full documentation loan		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301292262	0cde7412-10bd-e911-abc7-f4e9d4a75a52	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	Missing credit report. Additional conditions may apply.	8/19/19 XX: Please clear and see attached	08/20/2019: Lender provided the credit report, condition cleared.	CLTV is lower than guideline maximum Loan qualified with a 75% CLTV Full Documentation Full documentation loan		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292262	1572d654-10bd-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation supporting the PITI for the borrowers primary residence.	8/19/19 XX: Please rescind. The payment is documented on the credit report. XXX is the mortgage attached to the property ($XXXX)	08/20/2019: Lender provided the Credit Report which verified the Borrower's primary residence with Lender FHA mortgage, including taxes and insurance in the total payment. Condition cleared.	CLTV is lower than guideline maximum Loan qualified with a 75% CLTV Full Documentation Full documentation loan		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321216	3134255a-61d9-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax transcripts for borrower was not provided as required by the AUS.	09/20/2019: Please see attachment	09/20/2019: Audit reviewed the XXXX/XXXX/XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 23.60 months reserves. Years in Field Borrower has 25 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with a FICO of 808		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321216	0454b3f2-61d6-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	Missing a CDA report.		09/19/2019: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 23.60 months reserves. Years in Field Borrower has 25 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with a FICO of 808		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292253	921dfcba-35bd-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/14/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330795	ea1c27ab-b5b3-4e04-aa3a-8b0d36b02698	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender tracking disclosure in file reflects the CD's dated XX/XX/XXXX and XX/XX/XXXX are missing.	09-24-19 XX Please see attachment	09/25/2019: Lender provided CD's dated XX/XX/XXXX and XX/XX/XXXX. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330795	a291b890-2cde-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 4.		09/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292251	7edc98bf-b53d-459e-8a1b-fc43541c9bb3	3213		Not Covered/Exempt		Compliance		Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP)of XX.XX% vs actual TIP of XX.XX% with a difference of 1.990% over-disclosed. Provide corrected CD and LOE to the borrower.		08/30/2019: Received post consummation CD correcting TIP. Condition cleared. Loan will be rate a B for all agencies.08/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Years on Job Borrower has 4 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292251	29af4429-13be-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The AUS/LP required a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date.		08/20/2019: Variance to DU feedback/guideline approved for lender by GSE. Loan will be rated a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Years on Job Borrower has 4 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301292251	232f8288-12be-e911-abc7-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	The years employed in this line of work/profession is missing from the final loan application. Additional conditions may apply.	88/19/19 XX: Please rescind. The VVOE on file confirms the borrower has been at his employer since XXXX so we know the borrower has been in the same line of work for 5 years	08/20/2019: Audit has received updated guidance from Client and had determined that all critical elements required are completed. All other fields with missing information have been sourced from other file documents. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Years on Job Borrower has 4 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292251	a961a91b-12be-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $X,XXX.XX is reflected on final AUS/LP, however the tax amount does not correspond with the monthly tax amount of $X,XXX.XX which is 1.25% of the purchase price of $X,XXX,XXX Provide evidence of tax calculation. Additional conditions may apply.	8/19/19 XX: Please clear and see attached revised 1008 and AUS run. DTI is still eligible and this has been corrected on our end	08/20/2019: Received revised 1008 and AUS findings utilizing taxes of $XXXX.XX. Items now match closing disclosure. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Years on Job Borrower has 4 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292249	ce879ac8-25bd-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Guidelines require signed and dated personal tax returns with all schedules. Signed returns not provided.	08/22/2019: Please clear. We have provided proof that the borrower did not file their returns with the NROR for XXXX and the extension. The schedule C provided would be used as a profit and loss to show the stability of the business.XX 8/19/19: Please see attached transcripts.
08/22/2019: Audit concurs with the Lender Rebuttal, and has determined that XXXX extension was located within the original loan file. XXXX Tax Transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable. Condition cleared. 08/20/2019: Audit reviewed Lender's response and has determined the XXXX tax transcript is sufficient for signature on XXXX personal tax returns; however, the signed XXXX tax returns were not provided.  The XXXX schedule C in the loan file verifies the XXXX taxes were filed.  AUS requires tax returns for the most recent year which would be for year XXXX.  Condition remains.
												DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 722 FICO is higher than guideline minimum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.40% Years Self Employed Borrower has more than 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292249	b16c5273-26bd-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	The loan file contains XXXX tax extension. However, XXXX Schedule C was provided, missing XXXX 1040s with all additional schedules.	08/22/2019: Please clear. We have provided proof that the borrower did not file their returns with the NROR for XXXX and the extension. The schedule C provided would be used as a profit and loss to show the stability of the business.XX 8/19/19: Please see attached showing that we have proof of NROR for the borrower for XXXX.	08/22/2019: Audit concurs with the Lender Rebuttal, and has determined that XXXX extension was located within the original loan file. XXXX Tax Transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable. Condition cleared.08/20/2019: Audit reviewed Lender's response and documentation provided and has determined full copy of XXXX tax returns would be needed due to XXXX Schedule C provided verifying the XXXX tax returns were filed. The XXXX tax transcript would not be sufficient for verification of XXXX tax return. Condition remains.	DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 722 FICO is higher than guideline minimum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.40% Years Self Employed Borrower has more than 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292249	a5681afb-25bd-e911-abc7-f4e9d4a75a52	1693		Not Covered/Exempt		Credit		Missing LOE	Borrower is currently living rent free as stated on application. However, the loan file does not contain rent free letter to verify the borrower does not have a rent payment for primary residence.	XX 8/19/19: Please rescind. This is not a guideline and the borrower indicated on the initial loan application that they were living rent free.	08/20/2019: Audit reviewed Lender's response and has determined the AUS does not require a LOE for living rent free. Condition rescinded.	DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 722 FICO is higher than guideline minimum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.40% Years Self Employed Borrower has more than 5 years Self Employed		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301292243	41d93d13-1abd-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 days prior to the note date. The VVOE for the borrower >10<30 days.		Finding deemed non-material, loan will be graded a B for all agencies	Years in Field Borrower has 12 years in the field Years in Primary Residence Borrower has 5 years in primary residence Reserves are higher than guideline minimum UW Guides with 0 months reserves; loan qualified with 7.5 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301309935	57124161-17d3-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/11 XX: Please see attached	09/12/2019: Audit review of the source of the information obtained and name and title of Lender's employee who obtained the information deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 87.20 months reserves Years in Field Borrower has 16 years in Field No Mortgage Lates Credit report verifies 99 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301309935	9c2e8876-15d3-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Transcripts not provided as required by DU.	9/11 XX: Please see attached	09/12/2019: Lender provided XXXX Tax Transcript as required by the AUS in file, condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 87.20 months reserves Years in Field Borrower has 16 years in Field No Mortgage Lates Credit report verifies 99 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301292238	cee032ed-68bd-e911-abc7-f4e9d4a75a52	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	A credit report dated X/X/XXXX for the borrower was not provided.	8/19/19 XX: Please clear and see attached	08/20/2019: Lender provided missing credit report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.09% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.50 months reserves Years on Job Borrower has 24.25 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301309934	09dfd2d9-bcd4-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	9/13/19 XX Please clear this condition based on the attached XXXX Tax Transcripts.	09/16/2019: Lender provided XXXX Tax Transcripts. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 No Mortgage Lates No mortgage lates		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300632	5c30b73e-1ddb-4b75-8537-a0feded45c8b	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated 3 days prior to date of consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		08/27/2019: Received initial closing disclosure and evidence borrowers acknowledged. Timing requirement met. Condition cleared.	Years on Job Borrower has 16.17 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301300632	274b7f21-a46f-469b-ae75-e8c489a121ed	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA Disclosure - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	08/30/2019: The name at the top of the page is the Broker's Name. The borrowers' name are at the bottom pages 1-3 . Please clear condition.	08/30/2019: Audit reviewed the Lender Rebuttal, and has determined that the FACTA Notice submitted reflects borrower's name at the bottom of the page. Condition cleared. 08/27/2019: FACTA Notice provided is for a different borrower. Condition remains non-material, loan will be graded a B for all agencies.8.26.19: Finding deemed non-material, loan will be graded a B for all agencies.	Years on Job Borrower has 16.17 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301300632	d81633a7-18c8-e911-abc7-f4e9d4a75a52	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX and XX/XX/XXXX are missing addendum reflecting additional charges for $XXX. No Cure - Missing document not provided.		08/27/2019: Audit reviewed lender’s rebuttal, documents provided and original loan file. Initial LE dated X/XX does not reflect the $XXX fee. Initial, closing and post consummation closing disclosures do not reflect this fee. Audit consulted with compliance. Condition cleared.	Years on Job Borrower has 16.17 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300632	32eb98df-16c8-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The DU reflects a DTI of 39.643%%. Due to the improper calculation of rental income, the actual DTI is 57.13%. Lender used Operating Income Statement for rent when XXXX Schedule E reflects lower rental income.	08/29/2019: Please rescind. Rental income calculation would have been correct. Please see the attached rental calculator for the subject property showing that we did use schedule E of the tax returns to calculate our rental income for the subject property.	08/29/2019: Audit re-analyzed loan documents, and has determined that after adjustments based on Schedule E, the DTI is 39.64% which meets AUS/guidelines. Condition rescinded.	Years on Job Borrower has 16.17 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301300632	bc5f657c-17c8-e911-abc7-f4e9d4a75a52	909		Not Covered/Exempt		Credit		Missing AUS results	AUS (DU) in file is incomplete. The Proposed Monthly Payment section is incomplete.	08/29/2019: Please see attached AUS showing the proposed Monthly Housing.	08/29/2019: Audit reviewed complete AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 16.17 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301300632	8f9ff93f-17c8-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Investor Guidelines requires 1 year signed and dated personal tax returns with all schedules when rental income/loss on subject investment is being calculated. Signed XXXX returns not provided.	09/03/2019: Please see attached.	09/03/2019: Audit reviewed XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	Years on Job Borrower has 16.17 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300632	69b7afec-18c8-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	The CDA Report was not provided. CU Score not available.		08/27/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 16.17 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301295716	f0aac4cf-5ec3-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/23/2019: Please clear this condition with the attached VOB.	08/23/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.60 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 29.41%% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363367	22d30c32-07f4-e911-94d7-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement and/or xxxx executed personal tax returns including Schedule E for REO #2 reflected on the final 1003 per DU. Additional conditions may apply.	11/4 XX: Attached0/25 XX: Please rescind and see attached XXXX guidelines. Also AUS clearly states it can be documented from the tax returns OR a copy of the lease10/22 XX: Please rescind. This is a conventional loan so the rental income is documented from the tax returns. A lease is not required
11/05/2019: The Lender provided the XXXX Tax Transcript and XXXX personal tax return with pages 1, 2 and Schedule E as required by the AUS #13, Condition cleared. 11/01/2019: The Lender provided the XXXX guideline stating tax returns or OR a copy of the lease to verify REO#2 income.  The loan file DID NOT contains TAX RETURNS   OR   A CURRENT LEASE; condition remains.10/24/2019:  Audit reviewed the Lender Rebuttal and determined the file is missing a copy of the current lease agreement for REO #2 or the Borrower's most recent federal income tax return pages 1,2 and Schedule E as required by the AUS (#13).  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 26.02 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363367	d1137b63-28f4-e911-94d7-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	The AUS (DU) in the file is incomplete. Page 1 on the DU is missing all information under Mortgage Information.	10/22 XX: Attached	10/24/2019: Lender provided all pages of the DU, condition cleared.	Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 26.02 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301363367	cf4ad488-27f4-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation supporting monthly rental payment of $X,XXX on primary residence. Additional conditions may apply.	10/31 XX: Please see attached LOX stating the borrower lives rent free	11/01/2019: Audit reviewed the Lender response, condition cleared.	Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 26.02 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321212	e15a9b4f-8cd8-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Lender provided pay stub > 30 days prior to the initial loan application date but < 120 days.		9.16.19: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Full Documentation Full DOcumentation loan FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301300624	9f7428c7-12c8-e911-abc7-f4e9d4a75a52	724		QM/Agency Safe Harbor		Credit		Missing Documentation	The final CD from the refinance of the Borrower's primary residence is missing from the loan file. Additional conditions may apply.	8/28/19 XX: Please see attached	08/29/2019: Lender provided final CD for primary residence. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.76% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income No Mortgage Lates UW Guides required 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301300624	e192169f-11c8-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. No CU score available.		08/27/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.76% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income No Mortgage Lates UW Guides required 0x30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347709	194d434c-f2e8-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Missing 10 day pre-closing verification for schedule C business as required by AUS.	10/8 XX: VOB is on page 355 of the submission. Please see attached as well	10/09/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with 741 Fico Years on Job Borrower has 19 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347709	7288f9f3-f1e8-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing signed tax returns as required by AUS. Unsigned copy in file	10/8 XX: See attached transcripts which can be used in lieu of signed returns	10/09/2019: Lender provided XXXX Tax Transcripts in lieu of signature. Exception cleared.	Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with 741 Fico Years on Job Borrower has 19 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357147	f3dbe856-108b-48ff-a63d-1adf4e751d35	3313		QM/Agency Safe Harbor		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	10/21/2019: Please rescind-XXX fee is not a finance charge	10/21/2019: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.	Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower has 5 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357147	6d1a3536-c8f9-48e2-bbd0-1f05c1ef0206	3295		QM/Agency Safe Harbor		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the cost of additional parking space in condominium project of $XX which made the total monthly fee of $XXX.XX and used the incorrect amount of $XXX.XX for monthly condo fee.		11/05/2019: Received explanation letter, evidence of delivery and post consummation closing disclosure. Condition cleared. Loan will be rated a B for all agencies.	Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower has 5 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301357147	6006c38d-1046-4dc0-9844-4f8afab392a5	3211		QM/Agency Safe Harbor		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XXvs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	10/21/2019: Please rescind-XXX fee is not a finance charge	10/21/2019: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.	Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower has 5 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357147	cfb453e4-34f0-e911-94d7-f4e9d4a75ba2	3250		QM/Agency Safe Harbor		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD dated is completed in error for required data under the Loan Disclosures section for the field(s) titled Estimated Taxes, Insurance & Assessments. Final CD reflects $XXX.XX a month vs the calculated value of $XXX.XX a month. The lender did not include the cost of additional parking space in condominium project of $XX which made the total monthly fee of $XXX.XX and used the incorrect amount of $XXX.XX for monthly condo fee. Provide re-disclosed CD and letter of explanation.		11/05/2019: Received explanation letter, evidence of delivery and post consummation closing disclosure. Condition cleared. Loan will be rated a B for all agencies.	Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower has 5 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301357147	22784bee-31f0-e911-94d7-f4e9d4a75ba2	793		QM/Agency Safe Harbor		Credit		Failure to obtain Condo Questionnaire	The Limited Review is missing from the loan file per DU. Additional conditions may apply.	10/17 XX: Attached	10/18/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Exception cleared.	Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower has 5 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357147	5e3bc839-30f0-e911-94d7-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to AUS if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 48.78; actual is 52.03%. Lender did not calculate Schedule C loss of $XXXX.XX and did not include $XX for reserve parking as reflected on HOA statement for subject condo.	10/22/2019: Please rescind and see attached from XXXXXXXXXXX Question #4 in particular10/17 XX: Please rescind. This is underwritten to DU guidelines so business losses do not need to be accounted for if the borrower is a paystub/w2 employee	10/22/2019: Audit reviewed the Lender Rebuttal, and has determined that no SE income/losses are required to be included in DTI for AUS loans. Condition rescinded. 10/18/2019: Audit reviewed Lenders response, however; Self employed loss is required to be deducted from borrowers income. Exception remains.	Years in Field Borrower has 11 years in Field Years in Primary Residence Borrower has 5 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321211	137a3f3c-a4d8-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 24.23%. Due to the improper calculation of income, the actual DTI is 28.80%. AUS reflects Lender used $X,XXX for co-borrower's income vs. Audit income of $X,XXX.XX per schedule C income provided.		09/18/2019: Received final AUS results reflecting 42.40% DTI. Audit DTI 40.38% which is within 3%. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 87 months payment history with no late payments reported Years on Job Borrower has 7.5 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301321211	dd010783-2dda-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Added 09/18/2019: Received final AUS results. Per AUS findings, item #19, transcripts are required.	09/19/2019: please see attached please clear	09/19/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 87 months payment history with no late payments reported Years on Job Borrower has 7.5 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321211	247aff05-cbd8-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU score is 3.6.		09/18/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 87 months payment history with no late payments reported Years on Job Borrower has 7.5 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386309	23e4a8b2-9bf9-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. CPA LOE is dated XX/XX/XXXX > 30 prior to note.	10/30 XX: See attached	10/31/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with 63% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52 months reserves Years Self Employed Borrower has 5.58 year self employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386309	7acc8c1f-9bf9-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a 28.82% DTI. The actual DTI is 35.08%. The lender added back amortization from Section L vs. Statement 2 on business tax returns.	10/29 XX: Attached revised findings	10/31/2019: Lender provided updated AUS results reflecting approved DTI of 35.69%. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with 63% CLTV Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52 months reserves Years Self Employed Borrower has 5.58 year self employed		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386308	a2b4b095-8dfa-43a8-afca-0cf65fed705a	3217		QM/Agency Safe Harbor		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Additional conditions may apply.		11/11/2019: Received explanation letter, air bill and post consummation CD> Condition cleared. Loan will be rated a B for all agencies.	Years Self Employed Borrower has 18.75 self employed. Years in Primary Residence Borrower has resided in primary residence for 10 yrs. Reserves are higher than guideline minimum UW Guides require 7.70 months reserves, loan qualified with 23.10 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301386308	19d3930b-edbf-4c5d-abaf-5a16d657c75b	3218		QM/Agency Safe Harbor		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-30 $XXX.XX include the amounts of P&I and Homeowner Insurance, the calculated payment amount is Years 1-30 $XXXX.XX. The lender did not include the Property Taxes in Estimated Escrow amount. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		11/11/2019: Received explanation letter, air bill and post consummation CD> Condition cleared. Loan will be rated a B for all agencies.	Years Self Employed Borrower has 18.75 self employed. Years in Primary Residence Borrower has resided in primary residence for 10 yrs. Reserves are higher than guideline minimum UW Guides require 7.70 months reserves, loan qualified with 23.10 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301386308	d8bd0d52-aefa-e911-94d7-f4e9d4a75ba2	4		QM/Agency Safe Harbor		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 45%. Due to the improper calculation of income, the actual DTI is 67.97% Lender included net rental income from REO # 5 on the final application in an amount of $ X,XXX File contained a XXXXXXXX report that reflects that the borrower is no longer the owner of this subject property thus no rental income can be credited. Additional conditions may apply.
11/7 XX: Please see attached property profile report. The lien associated with the property is in the name of the business so the borrower is not personally obligated for this mortgage 11/6 XX: Please rescind. Per schedule E of the tax returns, there is no mortgage interest being paid on the property which indicates free and clear. Schedule E also does not list an amount for insurance. Insurance is also not required on free and clear properties. Schedule E documents this information 11/4 XX: Please rescind. Business returns are not required in this case on conventional loans. The borrower claimed the rental income on his personal tax returns so the business returns would not be required. Also the attached shows the borrower is the owner of this businesses10/30 XX: Please see attached showing the borrower is the owner of XXX XXXXXX XXXXXX XXXXXXXX XXX so the rental income can be used

11/11/2019:  Received revised AUS.  Condition cleared.11/08/2019:  Received open lien report reflecting loan is in the name of the business.  Revised DTI 41.93%.  AUS submission #8 reflects 38.05% DTI which is > 3% tolerance.  Please provide updated AUS.  11/07/2019: Audit reviewed Lenders response, however; please provide verification of free and clear for REO #5 on the final application (I.e. Property detail report. Note: Schedule E is not sufficient for evidence of free and clear). Condition remains.11/06/2019: Audit reviewed Lenders response, however; please provide Hazard Insurance documentation and evidence of free and clear REO #5 on the final application . Condition remains.11/05/2019: Audit reviewed Lenders response, however; please provide 2 years business tax returns all schedules and forms for XXX XXXXXX XXXXXX XXXXXXXX XXX. Additional conditions may apply. Note: Business returns are required as the business may have other income/debt other than subject property. Condition remains.11/01/2019: Audit reviewed Lenders response, however; please provide 2 years business tax returns all schedules and forms for XXX XXXXXX XXXXXX XXXXXXXX XXX. Additional conditions may apply. Condition remains.
												Years Self Employed Borrower has 18.75 self employed. Years in Primary Residence Borrower has resided in primary residence for 10 yrs. Reserves are higher than guideline minimum UW Guides require 7.70 months reserves, loan qualified with 23.10 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386308	33b2bdbd-94fa-e911-94d7-f4e9d4a75ba2	915		QM/Agency Safe Harbor		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing terms and conditions of withdrawal from 401K for co-borrower and 2nd consecutive bank statement for account #1 listed on final application.	10/30 XX: please see attached AUS removing the account we only have one month of as well as see the attached XXXXXXXXXX terms	11/01/2019: Lender provided AUS removing asset and provided terms of withdrawal. Condition cleared.	Years Self Employed Borrower has 18.75 self employed. Years in Primary Residence Borrower has resided in primary residence for 10 yrs. Reserves are higher than guideline minimum UW Guides require 7.70 months reserves, loan qualified with 23.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386308	05761991-94fa-e911-94d7-f4e9d4a75ba2	2795		QM/Agency Safe Harbor		Credit		Missing Income Tax Schedules	Tax reruns for XXXX is missing K-1 supporting documents for business # C&D listed on Schedule E part II. Additional conditions may apply.	10/30 XX: Please rescind. Since positive K1 income is listed, this is not required on conventional loans	11/01/2019: Audit reviewed Lenders response. Condition rescinded.	Years Self Employed Borrower has 18.75 self employed. Years in Primary Residence Borrower has resided in primary residence for 10 yrs. Reserves are higher than guideline minimum UW Guides require 7.70 months reserves, loan qualified with 23.10 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386308	e577f465-94fa-e911-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided as reflected on DU.	11/12/2019: Completed transcripts with “XXXX 1040”, correct date of XX/XX.11/1 XXX Please see attached.	11/12/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.11/04/2019: Audit reviewed the XXXX/XXXX Tax Transcripts provided has determined that AUS item #18 was not validated by documentation submitted. Per AUS #18, report date is XX/XX/XXXX. Transcripts provided reflect a report date of XX/XX/XXXX. Condition remains.	Years Self Employed Borrower has 18.75 self employed. Years in Primary Residence Borrower has resided in primary residence for 10 yrs. Reserves are higher than guideline minimum UW Guides require 7.70 months reserves, loan qualified with 23.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330792	bffdc4b6-0bde-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by DU was not provided for borrower.	9/24/19 XX: Please rescind. XXX has a variance that allows for VVOE's to be dated within 30 days	09/25/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded.09/23/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 8.24 months reserves, loan qualified with 12.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.87% Years on Job Borrower has 6.5 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301330792	db7c92c2-09de-e911-abc7-f4e9d4a75a52	909		Not Covered/Exempt		Credit		Missing AUS results	Missing AUS results, AUS in file in incomplete, LTV information is missing from the Summary of Findings.	9/24 XX: please see attached	09/25/2019: Lender provided all pages of AUS. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 8.24 months reserves, loan qualified with 12.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.87% Years on Job Borrower has 6.5 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301321209	c89d6e2e-53d1-4a69-be09-d052f335b519	3212		Not Covered/Exempt		Compliance		Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XX.XX. Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.	XX 9/23 - Compliance Rebuttal: The difference appears to be the interest credit of $XX.XX on the final CD which should be included in the TIP per TILA 1026.37(l)(3): "Prepaid interest that is disclosed as a negative number under §§1026.37(g)(2) or 1026.38(g)(2) is included as a negative value when calculating the total interest percentage." Please rescind	09/24/2019: Audit reviewed Lenders response. Exception rescinded.09/13/2019: Non-Material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum Client Overlay minimum FICO 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 120 months reserves CLTV is lower than guideline maximum Guidelines maximum CLTV 80%, loan qualified at 51.86% CLTV		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321209	9a9f32b5-57d6-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Credit		General Credit Exception	Missing CD for concurrent refinance of Primary Residence. Per documentation in the loan file, the mortgage appearing on the credit report for the Borrower's primary residence was refinanced with the same lender at the same time as the subject loan. Provide Final CD to verify current primary housing expense and payoff of XXXXXX mortgage trade line. Additional conditions may apply.	9/17 XX: Please see attached revised AUS findings and 1008	09/18/2019: Lender provided updated AUS/1008 with DTI of 37.99%. Exception cleared.09/17/2019: Received closing disclosure for refinance of primary residence. Revised DTI 37.99% which is > 3% tolerance. Please provide revised AUS findings and 1008. Condition remains.	FICO is higher than guideline minimum Client Overlay minimum FICO 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 120 months reserves CLTV is lower than guideline maximum Guidelines maximum CLTV 80%, loan qualified at 51.86% CLTV		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321209	eb7b4ac6-7dd9-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts as required per AUS was not provided.	XX 9/23/2019 – Please see attached	09/24/2019: Lender provided Tax transcripts. Exception cleared.	FICO is higher than guideline minimum Client Overlay minimum FICO 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum Guidelines require 6 months reserves, loan qualified with 120 months reserves CLTV is lower than guideline maximum Guidelines maximum CLTV 80%, loan qualified at 51.86% CLTV		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321208	345f367b-ba7b-42b1-bfc5-37fd71a3aa94	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	09/18/2019: please see attached, pls clear	09/18/2019: Audit reviewed FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 8 years on job No Mortgage Lates Credit Report verifies 18 months payment history with no late payments reported Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301321208	044a9c6b-63d6-e911-abc7-f4e9d4a75a52	2807		Not Covered/Exempt		Compliance		Loan originator name and/or NMLS reference number missing on the mortgage.	Loan Originator Name and NMLS reference number is missing on the mortgage.	09/18/2019: please see attached, please clear	09/18/2019: Audit reviewed page 12 of Mortgage with Loan Originator Name and NMLS reference number, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 8 years on job No Mortgage Lates Credit Report verifies 18 months payment history with no late payments reported Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301321208	054a9c6b-63d6-e911-abc7-f4e9d4a75a52	2808		Not Covered/Exempt		Compliance		Loan originator organization name and/or NMLS reference number missing on the mortgage.	Loan originator organization name and NMLS reference number is missing on the mortgage.	09/18/2019: please see attached, please clear	09/18/2019: Audit reviewed page 12 of Mortgage with Loan originator organization name and NMLS reference number, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 8 years on job No Mortgage Lates Credit Report verifies 18 months payment history with no late payments reported Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301321208	c7c9664e-a5d8-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is than great than 10 days and < 30 prior to note date.		09/18/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.09/16/2019: Variance to LP feedback/guideline approved for lender by GSE.	Years on Job Borrower has 8 years on job No Mortgage Lates Credit Report verifies 18 months payment history with no late payments reported Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301321208	045fbd89-71d6-e911-abc7-f4e9d4a75a52	1703		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided.	09/18/2019: Please rescind. According to the comments underneath the alerts all of these items were addressed by the underwriter.	09/18/2019: Audit re-analyzed the XXXXXXXXXXXX, and has determined that said document located on page 324 reflects comments for all alerts. Condition rescinded.	Years on Job Borrower has 8 years on job No Mortgage Lates Credit Report verifies 18 months payment history with no late payments reported Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321207	64a555f5-dd33-42d2-843f-3aed76e03adb	1		Not Covered/Exempt		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	XX 9/25/2019 – Please see attachedXX 9/19/2019 – Please see attached	09/26/2019: Lender provided seller concession. Exception cleared.09/20/2019: Lender provided closing disclosures dated XX/XX/XXXX and XX/XX/XXXX; however, did not provide seller's CD or final ALTA settlement statement to verify all applicable seller paid fees. Condition remains.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides required 2 months reserves, loan qualified with 348.60 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 62.16% CLTV.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321207	d383512b-90d8-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The interim CD dated XX/XX/XXXX is missing from the loan file. The lender tracking disclosure reflects the CD was sent and E Consented by the borrowers however; it was not provided in the loan file. Additional conditions may apply.The interim CD dated XX/XX/XXXX is missing from the loan file. The lender tracking disclosure reflects the CD was sent and E Consented by the borrowers however; it was not provided in the loan file. Additional conditions may apply.	XX 9/19/2019 – Please see attached	09/20/2019: Lender provided CD dated XX/XX/XXXX Condition cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides required 2 months reserves, loan qualified with 348.60 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 62.16% CLTV.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321207	3cebd7e3-14d7-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing copy of final CD with evidence of the PITI for the borrower's newly acquired primary residence and to confirm sufficient assets remain after CTC and EMD if any paid out post asset docs date.	9/19 XX: Please see attached9/17 XX: Please see attached	09/20/2019: Lender provided CD verifying PITIA for new primary residence. Condition cleared.09/19/2019: Received certified Seller CD. Please provide signed/certified Buyer CD or settlement statement. Condition remains.09/18/2019: Lender provided CD for primary residence, however; please provided Final CD signed or stamped true and certified by Title company. Exception remains.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides required 2 months reserves, loan qualified with 348.60 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 62.16% CLTV.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321207	60e2bb9c-91d8-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	The Borrower's income is required to be documented with most current year tax returns. The loan file contains required documentation for business B on Schedule E. Copies of the Borrower's 1120s for business # A on Schedule E are required to fulfill guidelines. Additional conditions may apply.	9/17/19 XX: Please rescind. This is a conventional loan run through LP so obtaining business returns for businesses not being used to qualify is not required	09/18/2019: Audit reviewed Lenders response, Exception rescinded.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 701 Reserves are higher than guideline minimum UW Guides required 2 months reserves, loan qualified with 348.60 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 62.16% CLTV.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330790	fd0f1f71-ddde-e911-abc7-f4e9d4a75a52	3246		Not Covered/Exempt		Compliance		Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation	Borrower did not receive initial CD 3 days prior to consummation or did not acknowledge receipt of initial CD 3 days prior to consummation (Mailbox Rule): Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. No cure	please rescind as the initial Cd was provided	10/04/2019: Received initial closing disclosure. Mail box rule timing requirement met. Condition cleared.10/02/2019: Audit reviewed the Lender' Response and determined the Closing Disclosure dated XX/XX/XXXX is missing from the loan file. The Disclosure Tracking Report located on page 572 within the original loan file reflects a CD was generated on X-XX-XXXX. Condition remains.	Years Self Employed Borrower self-employed 23.17 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 164.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301330790	3b713137-ddde-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender tracking disclosure reflects the CD was sent however; it was not provided in the loan file.	09/25/2019: please see attached	09/26/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.	Years Self Employed Borrower self-employed 23.17 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 164.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330790	ab04a2d7-dede-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 9/25/19: Please see attached.	09/26/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower self-employed 23.17 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 164.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330790	3ef936c2-d0de-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Credit		General Credit Exception	File is missing DU required payment history for REO #5 on final 1003.	XX 10/10/19: Please see attached. This along with the other 3 mortgage statements provided would give us our mortgage history.	10/11/2019: Lender provided mortgage statements verifying mortgage was not 60 days delinquent in last 12 months. Exception cleared.	Years Self Employed Borrower self-employed 23.17 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 164.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330790	cfc40de6-cede-e911-abc7-f4e9d4a75a52	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 401K or other retirement account statements, terms and conditions of withdrawal from 401K. The loan file is missing terms for withdrawal.	XX 9/25/19: Please rescind. The borrower is over retirement age.	10/15/2019: Audit consulted with management and has determined terms of withdrawal are not required. Condition rescinded. 09/26/2019: Audit reviewed Lender's response and has determined the AUS bullet point 22 reflects if the retirement account allows for withdrawals only in connection with the borrower's employment termination, retirement, or death; or the account does not allow for any type of withdrawal the retirement asset should not be entered; therefore, the terms of the terms of the withdrawal are required. Condition remains.	Years Self Employed Borrower self-employed 23.17 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 164.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330790	46626253-d8de-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per XXXXXX XXX Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last year, with all applicable tax schedules. Signed business return not provided.	XX 9/25/19: Please rescind. We have a 4506T for this business on file. XXXX requirements allow for this in place of signed returns.	09/26/2019: Audit reviewed Lender's response and has determined the signed 4506T for the business is located in the file and XXXXXX XXX guidelines allow for the use of signed 4506T in lieu of signature on business returns. Condition rescinded.	Years Self Employed Borrower self-employed 23.17 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 164.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330790	b15fb95d-d8de-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per XXXXXX XXX Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent years. Signed return not provided.	TH 9/25/19: Please rescind. We have tax transcripts on file. See page 389.	09/26/2019: Audit reviewed Lender's response and has determined the tax transcript was in the loan file which could be used in lieu of signature on tax returns. Condition rescinded.	Years Self Employed Borrower self-employed 23.17 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 164.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321206	167f9efa-79d6-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		09/13/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 749 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.48% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347707	0777c677-18e9-e911-abc7-f4e9d4a75a52	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure. The Disclosure History in file reflects initial Closing Disclosure was provided on XX/XX/XXXX.	10-08-19 DI Please see attachment	10/09/2019: Lender provided initial CD. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported Years in Field Borrower has 15 years in field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347707	9613f775-16e9-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for the "Borrower". Missing ALL documentation for the "Co-Borrower".
										10/8 XX: Please see attached. The VOB forms are also in the submission package	10/09/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported Years in Field Borrower has 15 years in field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347707	0d634843-17e9-e911-abc7-f4e9d4a75a52	915		QM/Agency Safe Harbor		Credit		Missing asset documentation	The statement for account #3 on final application reflects a deposit of $XXXX.XX There is no evidence in the file documenting the source of the deposit. File only contains an email there was a large deposit but not the source. Additional conditions may apply.	10/9 XX: Please rescind and see attached guidelines for large deposits on refinance transactions 10/8 XX: Please rescind. This is a refinance so large deposits do not need to be sourced or documented	10/10/2019: Audit reviewed Lenders response. Exception rescinded.10/09/2019: Audit reviewed Lenders response, however; Reserves are required and large deposits are required to be sourced. Note: Cash out is not allowed for reserves. Exception remains.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported Years in Field Borrower has 15 years in field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347707	ac8a5a98-17e9-e911-abc7-f4e9d4a75a52	1689		QM/Agency Safe Harbor		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #1 (primary residence) on the final loan application. Additional conditions may apply.	10/8 XX: Please rescind. See page 242	10/09/2019: Audit reviewed Lenders response. Exception rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported Years in Field Borrower has 15 years in field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347707	e4bbf4e6-15e9-e911-abc7-f4e9d4a75a52	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	AUS (LP) in file requires signed and dated individual tax returns, with all applicable tax schedules for the most recent one year. XXXX returns in file are not signed.	10/8 XX: Please see attached transcripts which can be used in lieu of signed returns	10/09/2019: Lender provided 2 years of tax transcripts in lieu of signatures. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported Years in Field Borrower has 15 years in field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330789	da6d71d6-8be0-e911-abc7-f4e9d4a75a52	29		Not Covered/Exempt		Credit		Insufficient asset documentation in file - assets do not cover closing costs
Added 09/26/2019:  Received CD for simultaneous purchase of REO #2 on final 1003.  Cash to close is $XXX,XXX.XX.  XX/XX bank account balance $XXX,XXX.XX.  Per AUS item 3X, document source of funds for any deposit that exceeds $XXXX.XX4 or reduce the asset by the unverified deposit and resubmit.  Unsourced deposits:  $XXXX + $XXX.XX + $XX,XXX.XX + $XX,XXX.XX = $XX,XXX.XX.  Reserves of $XXXX.XXrequired.  Verified assets $XXX,XXX.XX - $XXX,XXX.XX CTC REO #2 – unsourced deposits $XX,XXX.XX – reserves $XXX.XX = $XX,XXX.XX remaining.  Cash to close subject property $XX,XXX.XX resulting in a shortage of $XX,XXX.XX
											09/27/2019: Received checks to source all deposits. Condition cleared.	Years Self Employed Borrower has 12.25 years Self Employed Reserves are higher than guideline minimum AUS requres 2 months reserves, loan qualified with 45.4 months. General Comp Factor 1 Client Overlay reqires minumum 680 FICO, loan qualified with 720 FICO		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301330789	6f38b0c3-dede-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing Final CD for simultaneous purchase of additional multi-unit investment property as referenced on the Final 1003 for subject transaction. The loan file does not contain evidence of the principal, interest, taxes, and insurance payment for property 3 as listed on the Schedule of Real Estate Owned.		09/26/2019: Received executed CD verifying PITI for REO #2 on final 1003. Condition cleared. Additional condition added.	Years Self Employed Borrower has 12.25 years Self Employed Reserves are higher than guideline minimum AUS requres 2 months reserves, loan qualified with 45.4 months. General Comp Factor 1 Client Overlay reqires minumum 680 FICO, loan qualified with 720 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330789	a5cc68c3-dfde-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Guidelines require 1 year signed and dated personal tax returns with all schedules. Signed returns not provided.		09/26/2019: Received XXXX tax transcripts which are acceptable in lieu of signed tax returns. Condition cleared.	Years Self Employed Borrower has 12.25 years Self Employed Reserves are higher than guideline minimum AUS requres 2 months reserves, loan qualified with 45.4 months. General Comp Factor 1 Client Overlay reqires minumum 680 FICO, loan qualified with 720 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330788	277d087d-fedf-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	9/26 XX please see attached, pls clear	09/27/2019: Audit review of the XXXX Tax Transcript deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805 No Mortgage Lates No mortgage lates.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330788	0c2eeac6-6bde-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 5.0		09/25/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805 No Mortgage Lates No mortgage lates.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386307	8c8ad2fc-21f7-e911-94d7-f4e9d4a75ba2	830		Not Covered/Exempt		Credit		Failure to Obtain Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM require to verify DU condition 12.	10/28 XX: Please see attached AUS findings. This was a clerical error and the new mortgage was not taken out. The accurate mortgage is for XXXXXXXX which is reflected on the credit report	11/04/2019: Audit consulted with management. Payment history provided is acceptable. Condition cleared.10/30/2019: Audit reviewed Lenders response, however; Please provide VOM for subject property AUS Item #12. Condition remains.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 699 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.20 months reserves. Years in Field Borrower has 10 years in Field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386307	c611a58d-25f7-e911-94d7-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for all rental properties. Lease provided in the loan file are expired.	10/28 XX: Please rescind. The leases state that once the official lease term ends that the lease becomes month to month with the tenant	10/30/2019: Audit reviewed Lenders response. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 699 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.20 months reserves. Years in Field Borrower has 10 years in Field.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386307	4b970fef-27f7-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing evidence DU condition 10 revolving debt is paid in full.	11/4 XX: See attached revised AUS10/30 XX: Item #10 in the AUS previously attached is for the mortgage on the subject property which was paid off as evidenced by the CD10/28 XX: Please see attached AUS findings. This was a clerical error and they were not paid in full	11/05/2019: Lender provided updated AUS which reflects item #11 previously omitted debt was added back in and audit DTI when including that debt is 42.79% which is within tolerance of updated approved DTI of 41.33%. Condition cleared.11/04/2019: AUS submission #17, reflects a revolving account omitted, item #11. Condition remains.10/30/2019: Audit reviewed Lenders response, however; Please provided evidence revolving debt is paid for item #10 on AUS. Condition remains.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 699 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 28.20 months reserves. Years in Field Borrower has 10 years in Field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386306	11d049d0-9ffa-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 45.08%. Due to the improper calculation of rental income, the actual DTI is 51.42%. Lender used a positive cash flow of $XXX.XX for subject property. Schedule E reflects monthly rental income of $X,XXX.XX for a positive cash flow of $XXX.XX.	XX 11/1/19: Please see attached showing the rest of the debts that were paid in full. XX 10/30/19: Please see attached rental calculation for the subject property. Also see CD for REO showing that this is escrowed along with updated AUS.
11/04/2019: Lender provided Final CD evidencing liabilities paid off with other property refinance. Condition cleared.10/31/2019: Audit reviewed lenders response and updated AUS, rental income calculator for subject property CD for refinance of REO property XXXX XXXX XXXXXXX XX and has determined the DTI is within tolerance of the updated approved DTI; however, the updated AUS requires verification for omission of accounts for XXXXXXX with balance of $X,XXX, XXXXXXX XXX XXXX with balance of $X,XXX, XXXXXX XXXXX XXXXXX with balance of $XX,XXX and XXXX XX XXXXXXX account with balance of $XX,XXX.  The CD for the refinance of property XXXX XXXX XXXXXXX XX reflects payoff for XXXX XX XXXXXXX auto loan; however, the balance paid off for XXXXXXX and XXXXXXX XXX XXXX was less than requirement on AUS and there was no documentation for the omission of XXXXXX XXXXX XXXXXX installment loan.  Please provide verification for omission of those accounts or provide an updated AUS.  Condition remains.
												Years Self Employed Borrower has been Self Employed for 5.3 years. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.8 months reserves No Mortgage Lates Credit report verified 24 total months payment history with no late payments reported.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386306	5f5bb855-a0fa-e911-94d7-f4e9d4a75ba2	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing XXXX Year End Balance sheet.	XX 10/30/19: Please rescind. This is a conforming conventional loan we would not require a balance sheet.	10/31/2019: Audit reviewed lenders response and has determined the loan is approved through AUS which does not required P&L and Balance Sheet. Condition rescinded.	Years Self Employed Borrower has been Self Employed for 5.3 years. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.8 months reserves No Mortgage Lates Credit report verified 24 total months payment history with no late payments reported.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386306	918d983c-a0fa-e911-94d7-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Agency guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	XX10/30/19: Please rescind. We have a wet signed 4506T on file for this business.	10/31/2019: Audit reviewed lender response and has determined the signed 4506T and tax transcripts were in the loan file which XXXX allows as alternative documentation in lieu of signatures on tax returns. Condition rescinded.	Years Self Employed Borrower has been Self Employed for 5.3 years. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.8 months reserves No Mortgage Lates Credit report verified 24 total months payment history with no late payments reported.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386306	f5cc82d2-b4fa-e911-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Agency guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	XX 10/30/19: Please rescind. We have tax transcripts on file.	10/31/2019: Audit reviewed lender response and has determined the signed 4506T and tax transcripts were in the loan file which XXXX allows as alternative documentation in lieu of signatures on tax returns. Condition rescinded.	Years Self Employed Borrower has been Self Employed for 5.3 years. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.8 months reserves No Mortgage Lates Credit report verified 24 total months payment history with no late payments reported.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386306	4d2253ae-b5fa-e911-94d7-f4e9d4a75ba2	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing XXXX year end Profit and Loss statement.	XX 10/30/19: Please rescind. Please see page 1441.	10/31/2019: Audit reviewed lenders response and has determined the loan is approved through AUS which does not required P&L and Balance Sheet. Condition rescinded.	Years Self Employed Borrower has been Self Employed for 5.3 years. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.8 months reserves No Mortgage Lates Credit report verified 24 total months payment history with no late payments reported.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321204	94206d0d-7a3e-4da9-84cc-a946fee75f99	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	9/17 XX please see attached, please clear	09/18/2019: Lender provided FACTA. Condition cleared.09/13/2019-This finding is deemed non material with a final grade of B	DTI is lower than guideline maximum Lender guides with maximum 43% DTI; loan qualified with 29.38% DTI Reserves are higher than guideline minimum UW Guides with 0 months reserves; loan qualified with 131 months reserves FICO is higher than guideline minimum Lender guides with minimum 700 FICO; loan qualified with 839 FICO		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301321204	a865a427-52d6-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Guideline require 2 years signed and dated personal tax returns with all schedules. Signed returns no provided. Loan does not meet criteria for TQM.	XX 9/24/19: Please see attached. XX 9/19/19: Please see attached XXXX transcripts. LP states this would be acceptable in place of signed returns.	09/25/2019: Lender provided XXXX tax transcripts in lieu of signature on tax returns. Condition cleared. 09/20/2019: Audit reviewed Lenders response, however; no documents were received. Exception remains.09/19/2019: Received signed/dated XXXX tax returns. Please provide signed/dated XXXX tax returns. Condition remains.	DTI is lower than guideline maximum Lender guides with maximum 43% DTI; loan qualified with 29.38% DTI Reserves are higher than guideline minimum UW Guides with 0 months reserves; loan qualified with 131 months reserves FICO is higher than guideline minimum Lender guides with minimum 700 FICO; loan qualified with 839 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321204	2d90d7f7-40d6-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided. A CU score was no provided.	09/19/2019: CDA	09/19/2019: A CDA provided reflecting a value of XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum Lender guides with maximum 43% DTI; loan qualified with 29.38% DTI Reserves are higher than guideline minimum UW Guides with 0 months reserves; loan qualified with 131 months reserves FICO is higher than guideline minimum Lender guides with minimum 700 FICO; loan qualified with 839 FICO		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330787	7893ad28-6553-4f1c-bd21-cabfbeab7eea	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All the title service provider fees should be listed in section C of the CD. Provide corrected CD and letter of explanation to the Borrower.		09/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301321203	6c55eeeb-9841-4d2f-9215-021e40f3c906	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	09-19-19 XX Please see attachment	09/20/2019: The Lender provided the Disclosure Tracking Document as evidence both Borrower and Co-Borrower e-signed the initial CD 3 days prior to consummation; condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 Years on Job Co-Borrower has 18 years on job Reserves are higher than guideline minimum UW Guides require 8.12 months reserves, loan qualified with 75.80 months reserves		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301321203	073e4349-a9d8-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No Cure - Missing document not provided.	09-19-19 XX Please see attachment	09/20/2019: The Lender provided the Initial Closing Disclosure, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 Years on Job Co-Borrower has 18 years on job Reserves are higher than guideline minimum UW Guides require 8.12 months reserves, loan qualified with 75.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321203	f51344ba-a9d8-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers. VVOE provided in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note.		09/16/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754 Years on Job Co-Borrower has 18 years on job Reserves are higher than guideline minimum UW Guides require 8.12 months reserves, loan qualified with 75.80 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301321201	3a4f3bd9-77d9-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	09/20/2019: Please see attached	09/20/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.57% Years in Primary Residence Borrower has resided in subject for 6 years No Mortgage Lates No mortgage lates.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321201	081c59fc-2ad7-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA/AVM report was not provided. CU Score unavailable.		09/17/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.57% Years in Primary Residence Borrower has resided in subject for 6 years No Mortgage Lates No mortgage lates.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321200	b394619c-bbd8-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	Per tracking disclosure in file, Borrower was provided a CD on XX/XX/XXXX. A copy of the CD is missing from the loan file. No Cure.	09-19-19 XX Please see attachment	09/20/2019: Lender provided Initial CD. Exception cleared.	Years Self Employed Borrower has 12 years Self Employed LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321200	7736244e-bad8-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 35.00%. Due to the improper calculation of income and debt, the actual DTI is 40.44%. The lender did not provide page 1 of the Borrower's XXXX business return to verify depreciation amount. The lender did not provide page 1 of the XXXX personal tax returns to verify amount of taxable XXX income for Co-Borrower to gross up. Lender used $XXX.XX for the monthly payment of second lien, the verification of second mortgage provided in file reflected monthly amount due of $XXX.XX	09/19/2019: Please see attached documentation adding in the correct mortgage payment along with the signed Personal and business returns.	09/19/2019: Audit reviewed updated AUS, as well as page one for business A, and has determined that said documents submitted are deemed acceptable. DTI is within guidelines. Condition cleared.	Years Self Employed Borrower has 12 years Self Employed LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301321200	ee516b6e-b8d8-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 9/17/19: Please see attached along with page 157 of the original upload showing the VOB in file and that SR UW Team Lead XXXX obtained and cleared this documentation.	09/18/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 12 years Self Employed LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321200	4286e647-26d7-e911-abc7-f4e9d4a75a52	73		Not Covered/Exempt		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the co-borrower was self-employed for 16 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the co-borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.	XX 9/17/19: Please see attached along with page 157 of the original upload showing the VOB in file and that SR UW Team Lead XXXX obtained and cleared this documentation.	09/18/2019: Audit reviewed Lender's response and has determined the verification of self-employment for borrower provided by Lender is sufficient for borrower's self-employment. Further, the co-borrower was qualified using the negative income from self-employment and social security income only which neither would require verification of employment. Condition cleared.	Years Self Employed Borrower has 12 years Self Employed LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321200	eda6b5f0-28d7-e911-abc7-f4e9d4a75a52	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 from property #A on the Schedule E for XXXX evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply. Property address city and zip code does not match property #2 on final loan application. Please provide verification no longer owns property or provide evidence properties are one in the same.	09/19/2019: Please see attached list of street names in XXXXXXXX XX showing that XXXXXXXX XXX is not a listed street. This would indicate that the only addresses owned in XX would be the properties listed in the previous upload.XX 9/17/19: Please see attached owner report showing that the own properties owned by the borrowers in XX are the properties reporting on the personal. We are safe to assume that the two properties are one and the same.
09/19/2019: Audit re-analyzed all documents, and has concluded that the REO listed on the Schedule E-II(A) of Returns is the same property listed on final 1003 REO #2. XXXXXXXXXXXXXX reflect property and mortgage for REO #2 with nothing listed for Schedule E-II(A). Further, city search revealed only street listed was REO #2 with other address not located as a street in said city. Condition cleared. 09/18/2019: Audit reviewed Lender's response and documentation provided; however, the property search does not reflect a property on XXXXXXXXXXXXXX.  Provide verification borrower no longer owns property on XXXXXXXX XXXXXXXXX. Unable to determine if the property listed on the property search on XXXXXXXXXXXXXX are one and the same as the tax returns listed as XXXXXXXXXXXXXX.  The tax returns do not give a full address.  Further the city and zip code on tax returns do no match city and zip code on property search.   Condition remains.
												Years Self Employed Borrower has 12 years Self Employed LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321200	4c42da43-25d7-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax return, with all applicable tax schedules for the most recent one year; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax return for the last one years, with all applicable tax schedules. Signed business returns not provided for Co-Borrower. Business returns provided for Borrower is missing signed page 1.	09/24/2019: Please rescind. This business is for the co-borrower who since we are not using any positive self employment income we are not required to even count this loss against the borrower. This would not be needed.XX 9/19/19: Please see attached.09/19/2019: Please see attached.
09/24/2019: Audit reviewed the Lender Rebuttal, and has determined that co-borrower's business returns are acceptable as is. Condition cleared.   09/20/2019: Audit reviewed Lenders response, however; ALL Statements (i.e. Line 19 Statement 1 etc.) are missing from Co borrowers business returns (Business B). Exception remains.09/19/2019: Audit reviewed executed 1120S for business (A) listed on Schedule E-II (p235), and has determined that loan file is MISSING business returns for business (B) listed on Schedule E-II (p235). Lender income calculator located on page 383 reflect negative income from co-borrower's business. Provided complete executed copy of the business returns and K1, if applicable, for business B. Condition remains.
												Years Self Employed Borrower has 12 years Self Employed LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321200	7b6b0ce7-25d7-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax return, with all applicable tax schedules for the most recent one year. Signed page 1 of XXXX not provided.	09/19/2019: Please see attached.	09/19/2019: Audit reviewed executed page of current 1040 Returns, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower has 12 years Self Employed LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321200	af5d1739-27d7-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Social security income for the co-borrower was required to be documented with current receipt either with benefit verification letter, award letter, 1099 or bank statement. Also, evidence of current receipt of income is required. Missing current receipt of income and evidence income is non-taxable.	XX 9/17/19: Please see attached 1099 showing the full amount of XXXX SSI for our borrower as well as current receipt of this income. Page two of the tax returns verifies the nontaxable and taxable portion of this income as well.	09/18/2019: Lender provided 1099 and verification of current receipt. Condition cleared.	Years Self Employed Borrower has 12 years Self Employed LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363365	2177d2a4-43f3-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is not provided.		10/22/2019: A CDA report reflecting a value $XXX,XXX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 723. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.50 months reserves. Years Self Employed Borrower has 4 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330786	58335bb7-7ec5-49f2-8906-ad03cf712510	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		9.24.19: Finding deemed non-material, loan will be graded a B for all agencies.	Years Self Employed Borrower self-employed 5 years Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Co-borrower self-employed 16.5 years		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301330786	627ec505-10df-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Missing documentation supporting monthly PITIA of $XXXX.XX for primary residence reflected on final loan application. Mortgage statement and credit supplement in file reflects PITIA of $X,XXX. Additional conditions may apply.	09/26/2019: Please clear this condition. The Payment also included the XXXXXXXXX (on CR) heloc on the property	09/26/2019: Audit reviewed the Lender Rebuttal, as well as Credit Report, and has determined that HELOC was reflected on said report for primary residence. PITI confirmed. Condition cleared.	Years Self Employed Borrower self-employed 5 years Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Co-borrower self-employed 16.5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330786	896238d7-f3de-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation supporting monthly PITIA payment of $XXXX.XX or REO #1 reflected on final loan application. Additional conditions may apply.	9/27/19 XX Please clear this with the corrected LP.09/26/2019: Please clear this condition based on the attached closing disclosure, The underwriter counted the XXXXXXXXXX current mortgage payment of $X,XXX and the new XXX payment that wasn't closed at the time of $X,XXX to be conservative.
09/30/2019: Audit reviewed the Lender's response and has determined the updated AUS removed the statement for the proceeds From the Sale of Real Estate removed.  Condition cleared.  09/26/2019: Audit reviewed the Lender Rebuttal, and has determined that an update LP is required. Current LP does not reflect the REO #1 correct (new) payment; and under "Assets and Reserves" section, the LP states assets coming from proceeds of sale of real estate instead of cash out from refinance of REO #1. Provide updated LP with accurate loan information, as well as corrected DTI based on new REO loan. Condition remains.
												Years Self Employed Borrower self-employed 5 years Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Co-borrower self-employed 16.5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330786	8b454a5f-ddde-e911-abc7-f4e9d4a75a52	1667		Not Covered/Exempt		Credit		Missing HUD from sale of other property owned	Final Hud-1 or closing statement evidencing liens paid and netting at least $XX,XXX in proceeds per LP. Additional conditions may apply.	09/26/2019: Please clear this condition based on the attached closing disclsoure showing $XX,XXX cash out.	09/26/2019: Audit reviewed executed CD from REO #1 cash out refinance, and has determined that the documentation submitted reflects sufficient funds for assets. Condition cleared.	Years Self Employed Borrower self-employed 5 years Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Co-borrower self-employed 16.5 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357146	db99454e-75ec-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Review Appraisal Missing	10/15/2019: CDA	10/15/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401725	8b31bc74-31ff-e911-94d7-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	11/12/2019: See attached	11/12/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.84% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 38		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401725	58ff533f-23ff-e911-94d7-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Per AUS, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed XXXX return not provided.	11/5 XX: See attached which can be used in lieu of signed returns	11/06/2019: Agency guidelines allow transcripts in lieu of signed personal tax returns. XXXX transcripts provided. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.84% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 38		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401725	db519f05-23ff-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		11/05/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.84% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.56% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 38		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338831	4abea73b-ace3-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	Missing CDA report.		10/03/2019: Lender provided a review appraisal with a value of $XXX,XXX in lieu of CDA which is 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum Qualifying DTI of 23.69% is lower than guideline maximum of 43% LTV is lower than guideline maximum Qualifying LTV of 43.44% is lower than guideline maximum LTV of 80% Full Documentation Subject transaction was a fully documented loan		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347705	5c6aacd2-fa8e-4218-8e1f-52565422e80c	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Sellers Real Estate broker State License ID is missing on the final CD. No Cure. Post-Closing CD provided shows correction.		10/15/2019: Received air bill, explanation letter and post consummation CD. Condition cleared. Loan will be rated a B for all agencies.10/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.531% Disposable Income is higher than guideline minimum : UW Guides require $0.00 in disposable income, loan qualified with $XXX.XX in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347705	fe3fdc58-68e8-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing CDA report. CU Risk 4.6 .		10/08/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.531% Disposable Income is higher than guideline minimum : UW Guides require $0.00 in disposable income, loan qualified with $XXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363364	7d21a883-fff4-e911-94d7-f4e9d4a75ba2	48		QM/Agency Safe Harbor		Compliance		Missing Affiliated Business Disclosure	The Appraisal dated XX/XX/XXXX was missing the Single Family Comparable Rent Schedule for the subject property.	10/28 XXX Please see attached10/23 XXX Please see attached	11/01/2019: Lender provided initial XXX for Lender and Broker. Condition cleared.10/25/2019: Lender provided attestation for broker; however, did not provided attestation for Lender or the Affiliated Business Disclosure for lender. Non-material finding, loan will be graded a B for all agencies.10/22/2019: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 52%, loan qualified with CLTV of 51.23% DTI is lower than guideline maximum UW Guides maximum DTI of 48.17%, loan qualified with DTI of 34.32% Reserves are higher than guideline minimum UW Guides require 22.19 months reserves, loan qualified with 95.70 months reserves		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301363364	dfe00399-fff4-e911-94d7-f4e9d4a75ba2	1431		QM/Agency Safe Harbor		Credit		Appraisal incomplete (missing map, layout, pages, etc.)	The Appraisal dated XX/XX/XXXX, was missing the Single Family Comparable Rent Schedule for the subject property.	11/4 XX: Attached10/28 XX: Please see corrected 1007 XX/XX XX: Attached
11/05/2019: Audit reviewed XXXXXX XXX Form 1007 and had determined it is acceptable and reflects the borrower as the owner of the subject property.  Condition cleared.11/01/2019: Audit reviewed Lenders response, however; Owners name on 1007 is not the borrowers. Condition remains.10/25/2019: Audit reviewed form 1007 provided and has determined it is not for the subject transaction or property.  The address for the subject is XXXX XXXXXXXXX XX and the address on the 1007 is XXXX XXXXXXXXX XX.  The owner on the 1007 for property XXXX XXXXXXXXX does not reflect as the borrower but does reflect the borrower on subject property is also the borrower on the property listed on the 1007.  Please confirm if borrower purchased the property at XXXX XXXXXXXXX XX prior to the subject closing and provide the 1007 for the subject property.  Condition remains.
												CLTV is lower than guideline maximum UW Guides maximum CLTV of 52%, loan qualified with CLTV of 51.23% DTI is lower than guideline maximum UW Guides maximum DTI of 48.17%, loan qualified with DTI of 34.32% Reserves are higher than guideline minimum UW Guides require 22.19 months reserves, loan qualified with 95.70 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301321197	bce1a348-e7d7-e911-abc7-f4e9d4a75a52	822		Not Covered/Exempt		Credit		Assets are not sourced/seasoned	The statement for account #3 on final application reflects a deposit of $X,XXX on XX/XX/XXXX There is no evidence in the file documenting the source of the deposit. Additional conditions may apply.	TH 9/17/19: Please rescind. The EMD was verified with but not included in the funds to close. If we include this and subtract out the large deposit we have enough funds for cash to close and reserves.	09/18/2019: Audit reviewed Lenders response. Exception rescinded.	Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $X,XXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 37.61%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321197	6847deba-e1d7-e911-abc7-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental properties #2 & #3 located on the final loan application. Additional findings may apply.	XX 9/17/19: Please rescind. We are calculating the income off of the personal returns. Guidelines state for LP unless we are using the lease for calculation we would not require this.	09/18/2019: Lender provided electronic filed XXXX 1040'. Exception cleared.09/18/2019: Audit reviewed Lenders response, however; please provide XXXX 1040's (signed and dated). Note: XXX 1040 extension in file. Exception remains.	Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $X,XXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 37.61%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321197	24bc5ea0-e4d7-e911-abc7-f4e9d4a75a52	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Failure to obtain Documentation. Missing HOA/PUD monthly payment for property #1 on final loan application. Additional conditions may apply.	XX 9/17/19: Please see attached personal returns for the REO documentation.	09/18/2019: Lender provided updated AUS/1008 and HOA documentation. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $X,XXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 37.61%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321197	5a0049aa-add8-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes for property #3 on the final application not provided. Additional conditions may apply.	09/20/2019: Please see attached.XX 9/17/19: Please see attached personal returns for the REO documentation.	09/20/2019: Audit reviewed Property Profile, and has determined that documentation submitted does NOT reflect the borrower as Owner. Condition cleared. 09/18/2019: Audit reviewed Lenders response, however; please provide verification property #A PG2 (XXXX X XX)on schedule E has been sold (Not disclosed on 1003). Additional conditions may apply. Exception remains.	Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $X,XXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 37.61%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330785	fe570d42-d8de-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Missing 10 day pre-closing verification for each income source as required by LP.	09/30/2019: Please rescind and see attached. VOB's do not expire until 4 months after the note date. The 30 day rule only applies to XXXXXXXXX and XXXXXXXXXX loan programs. This is a conventional loan so the 30 day rule would not apply9/25/19 XX: Please rescind. The borrower is self employed so a VVOE would not be required. Also please see attached VOB information
09/30/2019: Audit re-analyzed the loan file, and has determined that the LP (p115) requires 120 days prior to the Note date or after the Note date but prior to delivery for self employed borrowers. VOB was dated and sourced within acceptable time frame of 120 days of Note date. Condition cleared. 09/27/2019:  AUS requires verification of each source of employment income.  Rental income is not employment income; therefore, verification is not required.  Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. However, it is dated > 30 calendar days prior to the note date.  VOB does not meet the Variance to LP/DU feedback/guideline approved for lender by GSE.   Condition remains.09/26/2019:  Audit reviewed the Lender response and attached VOB information.  Lender provided the name and title of the employee who obtained the information for the VOB, however, the source of the information obtained is missing.  Per LP page 115 #CZ a 10-day pre-closing verification for Borrower is required for EACH SOURCE of employment income used to qualify.  Condition remains.
												Years Self Employed Borrower has 12 years self employment Full Documentation Full documetation FICO is higher than guideline minimum Loan qualified with a 720 Fico		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330785	f7b38ef5-d8de-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation supporting PITI for OREO #2 as listed on the Final 1003. Additional conditions may apply.	9/25 XX: Please see attached CD	09/26/2019: Audit reviewed the Final CD provided by the Lender, signed and dated by the Borrower with the PITI for OREO #2 listed on the Final 1003. Condition Cleared.	Years Self Employed Borrower has 12 years self employment Full Documentation Full documetation FICO is higher than guideline minimum Loan qualified with a 720 Fico		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330785	03f47997-d8de-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing executed personal tax returns as required by LP for self employed borrowers. Unsigned copies in file.	9/25/19 XX: Please see attached transcripts which can be used in lieu of signed returns	09/26/2019: Audit reviewed the Lender's response and determined the XXXX tax transcript the Lender provided deemed acceptable, condition cleared.	Years Self Employed Borrower has 12 years self employment Full Documentation Full documetation FICO is higher than guideline minimum Loan qualified with a 720 Fico		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330785	aa404784-d9de-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing CDA report. No CU risk score.		09/25/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Years Self Employed Borrower has 12 years self employment Full Documentation Full documetation FICO is higher than guideline minimum Loan qualified with a 720 Fico		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330784	e4e5533b-2dde-e911-abc7-f4e9d4a75a52	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	9/24/19 XX Please clear this based on the attached condo approval.	09/25/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.89% Reserves are higher than guideline minimum UW Guides require .51 months reserves, loan qualified with 39.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330784	5bc8da3b-2cde-e911-abc7-f4e9d4a75a52	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the property located on the estimated closing statement in file (page 92) was paid off and Borrower netted sufficient cash to close and/or reserves. Closing statement in file is an estimated. Additional conditions may apply.	09/26/2019: Please clear this condition based on the attached settlement statement on XXXXXXXXX.	09/26/2019: Audit reviewed true & certified Closing Disclosure for property on page 92, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.89% Reserves are higher than guideline minimum UW Guides require .51 months reserves, loan qualified with 39.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330784	4ef31bc6-2bde-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Credit		General Credit Exception	Mortgage history on credit report greater than 1 month old, equal to 2 months old.	9/24/19 XX Rated a 2 and already acknowledged.	09/25/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded.09/23/2019: Variance to DU feedback/guideline approved for lender by GSE. This finding is deemed non-material and graded B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.89% Reserves are higher than guideline minimum UW Guides require .51 months reserves, loan qualified with 39.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301330784	aa2c50e1-2dde-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Missing Lenders calculation of property taxes in the monthly amount of $XXX for subject property. Additional conditions may apply.	9/27/19 XX The taxes were determined at 1.25% of the sales price of $XXXXXX as with all XXXXXXXXX properties. The original CD was based on the previous sales price in error.09/26/2019: Please clear this condition. The taxes should have been $XXX.XX and we have enclosed a PCCD and letter to the borrower.	09/30/2019: The Lender provided the calculation for the monthly taxes, condition cleared.09/26/2019: Audit reviewed PCCD, and has determined that the lender calculations were not provided for new tax amount. Unable to determined tax calculation used by Lender. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.89% Reserves are higher than guideline minimum UW Guides require .51 months reserves, loan qualified with 39.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330784	62acb255-2dde-e911-abc7-f4e9d4a75a52	1597		Not Covered/Exempt		Credit		Missing Purchase Contract	Addendum to purchase contract reflecting final sales price of $XXX,XXX was not provided.	9/24/19 Please clear this based on the attached escrow amendment for the SP of $XXX,XXX	09/25/2019: Lender provided Escrow Amendment verifying sales price signed by all parties. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.89% Reserves are higher than guideline minimum UW Guides require .51 months reserves, loan qualified with 39.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338829	b69d3b52-52e1-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/30 XX: See attached	10/01/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 Years on Job Borrower has 20 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338829	753c59b6-52e1-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Agency Guidelines, Self-employed consumers must provided the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. XXXX signed return not provided.	9/30 XX: See attached transcripts which can be used in lieu of signed returns	10/01/2019: Audit reviewed Lender's response and the XXXX tax transcripts provided and has determined the tax transcripts is sufficient in lieu of the signature on the tax returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.88% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 Years on Job Borrower has 20 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338828	6bcdb682-7ce4-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided and the borrower's business verification was not dated.
										10/2 XX: See attached	10/03/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338828	b1d1d1fe-7ce4-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Agency Guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for XXXX unless proof is provided the borrower's business has been established over 5 years. Additional conditions may apply.	10/2 XX: see attached	10/03/2019: Lender provided the XXXX and XXXX e-signed and dated business returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338828	d80dc863-7de4-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Agency Guidelines, Self-employed consumers must provide the following information: signed, dated individual tax return, with all applicable tax schedule for the most recent two years if a business is less than 5 years. XXXX and XXXX signed returns not provided. Additional conditions may apply.	10/2 XX See attached transcripts which can be used in lieu of signed returns	10/03/2019: Audit reviewed the Lender's response and determined the business has been existence over 5 years. Lender provided the XXXX tax transcript. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338825	25ce1376-4687-457d-b807-194ef3dc25d7	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided for borrower and co-borrower.	XX 10/02/2019 – Please see attached	10/16/2019: Received evidence the Borrowers received the FACTA Notice. Condition cleared.10/03/2019: Audit reviewed the Lender response and attachment. The Notice to Home Loan Applicant & Consumer Score Disclosure was not provided for Borrower and Co-Borrower. Condition remains.09/30/2019: This finding is deemed non material and will be graded a B for all agencies.	LTV is lower than guideline maximum Loan qualified with LTV of 45.62% Years in Field Borrower has 40 years in field		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301338825	0c75f683-b6e3-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	Per disclosure tracking provided in file, borrowers were provided a Closing Disclosure onXX/XX/XXXX. A copy of this CD was not provided. No Cure.	XX 10/02/2019 – Please see attached	10/03/2019: Lender provided the Closing Disclosure dated XX/XX/XXXX. Condition Cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 45.62% Years in Field Borrower has 40 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338825	b66158e0-b4e3-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 45.00%. Due to the improper calculation of debts, the actual DTI is 48.28%. Lender did not include property A from XXXX Schedule E in DTI. Property profile provided reflects property is owned by borrower's personal trust.	10/14/19: Please see attached showing that this property was sold and our ratios would be acceptable.	10/16/2019: Received certified final settlement statement verifying property was sold. Revised DTI 44.66%. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 45.62% Years in Field Borrower has 40 years in field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301338825	32238e95-b3e3-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers.	XX 10/16/19: Please rescind verbals are good for 30 days.	10/21/2019: XXXX approved DU feedback variance. VVOE within 30 days of note are acceptable. Condition rescinded.	LTV is lower than guideline maximum Loan qualified with LTV of 45.62% Years in Field Borrower has 40 years in field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338825	9233e110-b4e3-e911-abc7-f4e9d4a75a52	29		Not Covered/Exempt		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $X,XXX.XX less cash to close $XXX,XXX.XX less $XX,XXX.XX earnest money results in $XXX,XXX.XXshortage of funds to close.	10/14/19: Please see attached showing that this property was sold and our assets would be sufficient.	10/16/2019: Received certified final settlement statement verifying property was sold. Sufficient assets and reserves are verified. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 45.62% Years in Field Borrower has 40 years in field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301338825	68f90d62-b4e3-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property A on the XXXX Schedule E not provided.	10/14/19: Please see attached showing that this property was sold and insurance would not be required.	10/16/2019: Received certified final settlement statement verifying property was sold. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 45.62% Years in Field Borrower has 40 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363363	d970defc-5ef3-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing evidence all debts per the DU are paid in full.	10/24/2019: This was a clerical error. See revised AUS findings including these in the DTI and the loan is still eligible	10/24/2019: Audit reviewed updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 781. Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.80 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363362	6042cba8-9633-4cc3-a555-653a1311700b	3184		QM/Agency Safe Harbor		Compliance		Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	Credit Report on final CD is $XX.XX and Appraisal Fee on final CD is $XXX.XX. LE dated XX/XX/XXXX lists Credit Report fee as $XX.XX and Appraisal Fee as $XXX.XX. These fees are in a 0.00% tolerance section. Lender tolerance cure of $XXX.XX is required. Section J reflects a $XXX.XX tolerance cure that is insufficient. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	10/29 XX the tolerance cure for the credit report fee and the appraisal fee was given to the borrower at closing. It is included in the $XXX.XX lender credit (the initial credit report fee was XX.XX, the LE does not show cents) Please rescind	10/31/2019: Audit reviewed lender's rebuttal, loan estimate and closing disclosures. Tolerance cure provided at closing is sufficient. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 774. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 8 months reserves. Years in Field Borrower has 10 years in Field.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363362	ed4343f4-24f4-e911-94d7-f4e9d4a75ba2	1431		QM/Agency Safe Harbor		Credit		Appraisal incomplete (missing map, layout, pages, etc.)	The appraisal dated XX/XX/XXXX is missing Form 1007/ Subject comparable rent schedule is missing.	10/22 XX: Please rescind. This is a 2-4 Unit property so a 1007 is not applicable. The 1025 appraisal is sufficient as is	10/24/2019: Audit reviewed lenders response and has determined the AUS does not require form 1007 and the appraisal form 1025 page 2 has the required information for rental income and comparable rents. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 774. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 8 months reserves. Years in Field Borrower has 10 years in Field.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363362	e2e356ca-eef3-e911-94d7-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days < 30 prior to the note date. The VVOE is greater than 10 days prior to note date.		10/21/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 774. Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 8 months reserves. Years in Field Borrower has 10 years in Field.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386305	d77ea11e-bff9-e911-94d7-f4e9d4a75ba2	3297		QM/Agency Safe Harbor		Compliance		Loan Estimate document error	Section F of the LE dated XX/XX/XXXX indicates prepaids are collected. The number of months collected for the Homeowner's Insurance Premium was not completed. No Cure.	11/1 XXX the escrows were waived, nothing was collected. Please rescind.	11/04/2019: Audit reviewed Lenders response. Condition rescinded.			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321196	9c95a398-41d6-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		09/19/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330781	295561c6-c1de-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	9/25/19 XX: Please rescind. XXX has a variance that allows for VVOE's to be within 30 days	09/26/2019: Audit reviewed Lenders response, however; Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded	Years in Primary Residence Borrower has resided inprimary residence for 6 years Years in Field Borrower has 7 years in Field Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 7.10 months reserves.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301330781	837e83e1-f9de-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing evidence of current P&I for REO # 4 as reflected on final 1003.	9/25 XX: please see attached CD	09/26/2019: Audit reviewed the Final CD provided by the Lender, signed and dated by the Borrower with the PITI for OREO #4 listed on the Final 1003. Condition Cleared.	Years in Primary Residence Borrower has resided inprimary residence for 6 years Years in Field Borrower has 7 years in Field Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 7.10 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338823	0cca0dd8-dce2-e911-abc7-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing balance sheet.	10/1/19: Please rescind. This is a conforming conventional loan. This would not be a required document according to LP guidelines.	10/02/2019: Audit reviewed Lender's rebuttal and AUS findings. P&L Statement and Balance Sheet are not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.084% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.30 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338823	201e79ec-dce2-e911-abc7-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD Profit & Loss for Schedule C business.	10/1/19: Please rescind. This is a conforming conventional loan. This would not be a required document according to LP guidelines.	10/02/2019: Audit reviewed Lender's rebuttal and AUS findings. P&L Statement and Balance Sheet are not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.084% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.30 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338823	07cfd610-dde2-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.084% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338822	c171f3ff-d8e3-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 19.00%. Due to the improper calculation of debts, the actual DTI is 24.48%. The lender utilized a monthly payment of $XXX.XX for a deferred student loan. No documentation was provided for payment not listed on credit report. Audit utilized 1% of balance per seller guidance.	XX10/1/19: Please rescind. This is a XXXXXXX XXX Loan. Student loan guidelines state that if there is no payment reporting to use .5% of the outstanding balance.	10/03/2019: Audit reviewed Lender's response and has determined that the XXXXXXX XXX guidelines state if the monthly payment amount report on the credit report is zero, use 0.5% of the outstanding loan balance, as reported on the credit report. The loan balance on the credit report is $XX,XXX x 0.5% = $XXX.XX Condition rescinded.	Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum Loan qualified with 52.00 months reserves Years Self Employed Borrower has 21 years self employed		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338822	e55b510c-d9e3-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 10/1/19: Please see attached.	10/03/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum Loan qualified with 52.00 months reserves Years Self Employed Borrower has 21 years self employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338822	ca7c4806-d9e3-e911-abc7-f4e9d4a75a52	1693		Not Covered/Exempt		Credit		Missing LOE	Missing LOE from CPA for reason borrower received two XXXX K1 for business C listed on Schedule E Section II of tax returns.
XX 10/7/19: Please rescind. Please see page 315 showing the actual income calculator used to calculate the income. This amount matches the final 1003 as well as AUS. XX 10/1/19: Please rescind the K-1 that we used to qualify the borrower is the amended K-1 and also matches our tax returns. This is also the lower of the two K-1s we would not require a CPA letter in this case as this would be self explanatory. TH 10/1/19: Please rescind the K-1 that we used to qualify the borrower is the amended K-1 and also matches our tax returns. This is also the lower of the two K-1s we would not require a CPA letter in this case as this would be self explanatory.
											10/08/2019: Audit reviewed Lender's response and has determined the lender's income calculator verifies the lower income from the amended K-1 was used in qualification and AUS does not require a LOE; therefore, a LOE was not required. Condition rescinded. 10/03/2019: Audit reviewed Lender's response and has determined the income calculator reflects the higher K-1 income was used in calculation. Condition remains.	Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum Loan qualified with 52.00 months reserves Years Self Employed Borrower has 21 years self employed		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321195	41a5e73c-7097-4c59-b3bd-0a44ee6a1c9e	3329		Not Covered/Exempt		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		09/20/2019: Received executed Seller CD. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 7680 loan qualified with FICO of 828 No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321195	be531bac-43d6-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Missing executed business tax returns.	9/16/19 XX: Please rescind. Signing and dating personal and business tax returns is a XXXXXXX XXX guideline and this particular loan is for XXXX and the AUS was run through DU	09/17/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 7680 loan qualified with FICO of 828 No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301321195	5363ba8f-43d6-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing executed personal tax returns.	9/16/19 XX: Please rescind. Signing and dating personal and business tax returns is a XXXXXXX XXX guideline and this particular loan is for XXXX and the AUS was run through DU	09/17/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 7680 loan qualified with FICO of 828 No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401719	cf0b81b2-22ff-e911-94d7-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to the DTI exceeding the AUS Guidelines.		11/12/2019: Audit reviewed updated AUS,1008 and 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $X,XXX.XX in disposable income. Years in Field Borrower has 15 years in field.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301401719	3209ffb7-1bff-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of xx.xx%. Due to the improper calculation of rentl income, the actual DTI is 52.41%.
11/12/2019:  See attached 1003 and AUS11/11/2019: Please see attached 1008 which specifies the "other income" with comments from the underwriter11/08/2019: We are using an extremely conservative amount of rental income from the 2-4 unit primary residence. We are using 75% of Unit 1 listed on the appraisal previously attached. The $XXX.XX rental income is reflected on the 1008 as "other income" listed below the base income amount. All income is accounted for on the 1008. We are using a higher DTI (45.83%) than your calculation (41.69%) and the loan is eligible so the additional updates should not be necessary11/07/2019:  The borrower purchased a 2-4 unit primary residence (CD previously attached) so we are using rental income for this property. Attached is the appraisal documenting the rent

11/12/2019: Audit reviewed updated AUS and 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared. 11/11/2019: Audit reviewed revised 1008 with comments, and has determined that said document is acceptable. HOWEVER, provide updated AUS and final 1003 with accurate loan information. AUS items #15,18 and 29 located on pages 68-71 reflect requirements for "rent cash flow" on SUBJECT property as source of income with net cash flow for $XXX.XX. Final 1003 located on page 190 reflects rental income for SUBJECT property with no rental income for primary. Condition remains.         11/08/2019: Audit reviewed the Lender Rebuttal, and has determined that the Final 1003 located on page 189 reflects "other" for $XXX.XX as "sub prop net cash" NOT primary residence rental. Page 190 reflects gross rental income for the subject property and $0 for the primary (2 Family) rental. The AUS and 1008 both reflect the "other" amount which matches the 1003 amount for net cash on subject property. Provide corrected documentation that depicts the loan accurately. Condition remains.   11/07/2019: Audit reviewed the Lender Rebuttal, and has determined that the primary (2 Family) residence rental income was NOT disclosed on the AUS, 1008 or 1003. Including the Rental income of $X,XXX will bring the DTI to 41.69%. Provide updated AUS, 1008 and 1008 to reflect rental income for the primary (2 Family) residence. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $X,XXX.XX in disposable income. Years in Field Borrower has 15 years in field.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301401719	b0436b4b-1bff-e911-94d7-f4e9d4a75ba2	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	The lender did not provide documentation verifying the borrowers' principal, interest, taxes and insurance for their primary residence.	11/5 XX: See attached CD	11/06/2019: Lender provided the Closing Disclosure on the primary residence verifying the Borrower's principal, interest, taxes and insurance monthly payment. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $X,XXX.XX in disposable income. Years in Field Borrower has 15 years in field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401719	8817511f-1bff-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		11/05/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves. Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $X,XXX.XX in disposable income. Years in Field Borrower has 15 years in field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357145	616b336e-67ef-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for the borrower and Co-borrower (1) is greater than 10 days prior to the note date.		10/21/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.86% Years in Field Borrower has 3 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357145	b525ab4c-6cef-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines required loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file reflects and DTI of 28%. The AUS reflected total monthly debts of $X,XXX.XX vs. the actual debts of subject PITI of $X,XXX.XX, primary housing payments of $X,XXX.XX and total other monthly debts of $X,XXX per month for a total monthly debt of $X,XXX.XX. It appears the lender did not include all of the consumer debts due from the borrowers. Additional conditions may apply.	10/16 XX: See attached	10/17/2019: Lender provided corrected AUS. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.86% Years in Field Borrower has 3 years in Field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357145	797eb4ef-70ef-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	A LOE in file reflects 2 installment loans were paid in full prior to closing however; documentation of proof of payoff is missing from the loan file. Additional conditions may apply.	10/16 XX: Please rescind. Per the date of the LOX these were paid prior to the application date so sourcing the funds would not be necessary per guidelines.	10/17/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.86% Years in Field Borrower has 3 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330779	9c180972-08df-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/25 XX: Please see attached	09/26/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 32 years per State Business website General Comp Factor 1 42.33% CLTV is lower than guideline maximum		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357144	be2eb2ff-7fef-e911-94d7-f4e9d4a75ba2	795		Not Covered/Exempt		Credit		Failure to obtain Verbal Verification of Employment	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower.		10/15/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.00 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 28.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301338820	dd7c45cd-c8e3-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS guidelines was not provided for the co-borrower.	10/2/19 XX: please rescind. The VVOE for the co-borrower is in the submission package. XXX also has a variance that allows for them to be dated within 30 days as opposed to 10.	10/03/2019: Audit reviewed Lenders response, however; Variance to DU feedback/guideline approved for lender by GSE. Exception remains downgraded.	Reserves are higher than guideline minimum UW Guides require 28.51 months reserves, loan qualified with 36.30 months reserves DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 42.87% Years in Field Borrower has 40 years in Field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301401717	db626093-1eb7-4059-bded-4f8a792f35e6	50		QM/Agency Safe Harbor		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		11/06/2019: Received evidence the Borrowers received the FACTA Notice. Condition cleared.11/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.			Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301401717	cf22d47b-2bfe-e911-94d7-f4e9d4a75ba2	3297		QM/Agency Safe Harbor		Compliance		Loan Estimate document error	Section F of the LE dated XX/XX/XXXX indicates prepaids are collected. The number of months collected for the Homeowner's Insurance Premium was not completed. No Cure.	11/6 XX this was corrected on the final cd, please rescind. thank you	11/07/2019: Audit reviewed the Lender's response and rescinded the condition.			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401717	d148744a-2bfe-e911-94d7-f4e9d4a75ba2	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated & e-signed XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.		11/06/2019: Received closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321193	fb9eefb6-6dd6-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation of the borrowers current residence. Final 1003 indicates the borrower rents, however, the initial 1003 and the most recent DU indicates the borrower recently acquired an owner occupied duplex and the rental income from the 2nd unit is used to qualify. Please provide proof of current residence status, document the PITI payment and correct the final 1003. Additional conditions may apply.	09/25/2019: Please rescind. The WVOE on page 249 shows that the borrower had been employed for 3 days. A paystub would not be required in this case.XX 9/23/19: Please clear. Please see page 249 showing a current WVOE. We would not be required to get a paystub in this case. XX 9/19/19: Please see attached. 09/18/2019: Please see attached showing that this property was rejected in our system and the transaction had not gone through as of closing.
09/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the WVOE located on page 249 is dated XX/XX/XXXX with date of employment as of XX/XX/XXXX. It was notated within the "remarks" that payroll records were not yet available. Condition cleared. 09/24/2019:  Audit reviewed Lender's response and has determined the updated AUS, 1003 and 1008 clear the condition for PITIA for the newly acquired owner occupied duplex; however, bullet point 16 on the AUS reflects the borrower's start date on job is for future employment and lender will need to obtain a paystub and confirm the borrower has started employment prior to delivery of the mortgage loan.  The WVOE in file referenced by Lender states the borrower has not started employment as of XX/XX/XXXX.  A pay stub is required to confirm borrower has started employment to meet AUS requirements.  Condition remains.09/20/2019: Lender provided updated AUS, 1008 and 1003. The updated AUS bullet point 16 reflects borrower's current employment has not begun and the lender will need to obtain a paystub and confirm the borrower has started employment prior to delivery of the mortgage loan.  Please provide paystub for current employment per AUS requirement. Condition remains.09/18/2019: Audit reviewed the Lender Rebuttal, and has determined that removal of the duplex property and rents for 2nd unit due to "rejected" as verified by print screen, the DTI is 44.15%. Provide corrected 1008, AUS and Final 1003 (income includes rental). Condition remains.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.10% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301321193	1c94a3fe-6ed6-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/18/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.10% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357143	efae420d-53ef-e911-94d7-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	AUS requires satisfactory housing payment history for 12 months. Payment history not provided on credit report for property #1 on the final application. VOM/VOR require to verify.	10/22/2019: See attached credit supplement	10/22/2019: Audit reviewed post-closing Trade Line Verification, and has determined that said document reflects 12 months of mortgage history as required by the AUS. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 16.45 months reserves, loan qualified with 27.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 75.00%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301357143	a24a78e8-53ef-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 30.60% vs. 38.93%. Lender qualified the borrower using higher rental income not found in file.	10/17/2019: Please see attached showing the DTI of 38.93%	10/17/2019: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 16.45 months reserves, loan qualified with 27.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 75.00%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357143	c4ed11b1-4def-e911-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #3 on the final application not provided. Mortgage statement reflects escrows however does not confirm if taxes and insurance are both escrowed.	10/17/2019: Please rescind. This is a conventional loan so the statement of "escrow" is enough to document that taxes and HOI are included in the payment. Only non-agency loans require a specific escrow breakdown	10/17/2019: Audit reviewed the Lender Rebuttal, as well as the property #3 Mortgage Statement located on page 314, and has determined that sufficient evidence (via fraud report located on page 939) documents the annual tax amount. Escrow Monthly amount minus tax amount, after calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 16.45 months reserves, loan qualified with 27.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 75.00%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330778	d43966c9-d2de-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Borrowers Business C reflected on XXXX Schedule E.
										XX 9/25/19: Please see attached.	09/26/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.10 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.14%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330778	6caaca57-d2de-e911-abc7-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business C on Schedule E Part II of XXXX tax return.	XX 9/25/19: Please rescind. This is a conventional loan within the conforming loan limits so a balance sheet would not be required according to XXXX guidelines.	09/26/2019: Audit reviewed Lender's response and has determined loan was approved through DU as a conventional loan and the Balance sheet was not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.10 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.14%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330778	db400189-d1de-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Agency Guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. XXXX and XXXX business returns for borrowers business reflected on XXXX Schedule E Business "C" not executed.	XX 9/25/19: Please rescind. We have a wet signed 4506T form for both years for this business on file. XXXX guidelines allow for this to take the place of signed returns.	09/26/2019: Audit reviewed Lender's response and has determined the 4506T for the business for years XXXX and XXXX was in the loan file in lieu of the signatures on the signature on the business returns which was allowed per XXXXXXXXXXXXX guidelines. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.10 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.14%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330778	a163b428-d2de-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Agency Guidelines, Self Employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. 2017 and 2016 personal returns not provided.	XX 9/25/19: Please rescind. We have XXXX transcripts on file plus we have a wet signed 4506T form for both of these which XXXX guidelines allow to take the place of wet signed returns.	10/11/2019: Audit reviewed 4506-T provided and has determined the 4506T is acceptable in lieu of the signed tax returns per agency guidelines. Condition cleared.09/26/2019: Audit reviewed Lender's response and has determined the 2017 transcripts were not found in the loan file and the 4506T was for year 2017 and 2018 but 4506T for 2016 not found in the loan file. Provide 2016 signed returns or tax transcripts in lieu of signature on tax returns. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.10 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.14%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347700	d1851b39-2be9-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX as reflected on Disclosure Tracking is missing from the loan file. No Cure.	10/15/2019: please see attached	10/15/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO os 680, loan qualififed with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.50 months reserves Years on Job Borrower has 8.58 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347700	49926824-dd70-40f9-9e5e-1851dcf8c07e	1672		Not Covered/Exempt		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	10/18/2019: Please rescind condition as here are no escrows. IEADS isn't needed	10/21/2019: Audit re-analyzed loan and has determined that the final CD reflects no escrows. Initial Escrow Disclosure not required. Condition rescinded.10/07/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO os 680, loan qualififed with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.50 months reserves Years on Job Borrower has 8.58 years on job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347700	93ae9493-2be9-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 < 30 days prior to the note date. The VVOE is greater than 10 days prior to note date.	10/8/19 XX - This is a conventional LP loan. We have a variance with XXXXXXX which allows the VVOE to be good for 30 calendar days from the ordered/verified date to the Note date. The VVOE was completed on XX/XX/XXXX and the loan closed on XX/XX/XXXX. Please rescind this condition.	10/21/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	FICO is higher than guideline minimum UW Guides require FICO os 680, loan qualififed with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.50 months reserves Years on Job Borrower has 8.58 years on job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347700	f26b6131-2be9-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for primary residence on the final application not provided.
10/15/2019: We already provided a copy of the Mortgage Statement showing $XXX/mo for escrow. If the monthly taxes are $XXX.XX, we can confirm that the escrow amount showing on the Mortgage Statement includes both taxes and insurance. This is a conventional loan, so additional documentation including a copy of the HOI Policy would not be required. Please rescind this condition.10/8/19 XX- Evidence of insurance for the primary residence would not be required. Please see the attached Mortgage Statement confirming that the monthly payment is escrowed. A tax bill was also provided to confirm that the escrow amount includes both taxes and insurance. Please rescind this condition.
											10/15/2019: Audit reviewed the Lender Rebuttal, as well as the primary residence Mortgage Statement, and has determined that sufficient evidence (via tax bill) documents the annual tax amount. Mortgage Statement activity does reflect tax payment, calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition cleared. 10/09/2019: Audit reviewed Lenders response, however; please provided Hazard Insurance declaration or credit supplement verifying Taxes and Insurance are escrowed. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO os 680, loan qualififed with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.50 months reserves Years on Job Borrower has 8.58 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347700	3065a39a-2be9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/8/19 XX -Please see the attached XXXXX XXXXX XXXXXX.	10/09/2019: Lender provided third party fraud report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO os 680, loan qualififed with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.50 months reserves Years on Job Borrower has 8.58 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401715	d26825a2-1e00-ea11-94d7-f4e9d4a75ba2	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	The most recent credit report was not provided. According to the DU a credit report dated XX/XX/XXXX with a score of 714 was used.	11/08/2019: Attached	11/08/2019: Audit reviewed updated Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves. Years in Field Borrower has 20 years in field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401715	39f4c4b9-a001-ea11-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts as required per the AUS was not provided.	11/13 XXX Please see attached	11/14/2019: Lender provided tax transcripts. Condition cleared.	Full Documentation Loan is full documentation. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves. Years in Field Borrower has 20 years in field.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338819	c52cf901-0c85-4f84-bbcc-84cd12aa1f4b	3183		Not Covered/Exempt		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an appraisal fee of $XXX.XX resulting in a $XXX refund due for cure. 1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	10/10 - Compliance Rebuttal - disagree - final CD (XX/XX/XXXX) included tolerance cure to borrower for $XXX. This CD was included in the loan stack. Please rescind	10/11/2019: Audit reviewed lender's rebuttal and agrees. Closing CD reflects sufficient tolerance cure. Condition rescinded.	Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 738 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 43 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338819	dde6db78-37e2-e911-abc7-f4e9d4a75a52	909		Not Covered/Exempt		Credit		Missing AUS results	Missing AUS results. Missing final AUS results. Additional conditions may apply.	10/1 XX: See attached	10/03/2019: Audit review of the Final AUS results deemed acceptable, condition cleared.	Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 738 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 43 months payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301338819	8c660b10-39e2-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Provide evidence that subject property is not in PUD/HOA and subject to monthly/yearly dues. Schedule E for subject reflects HOA dues, COC in file changed subject from SFR to PUD, Appraiser and title do not reflect property is subject to HOA. Additional conditions may apply.	10/1 XX: See attached property profile report that shows the property is a single family residence (SFR)	10/03/2019: Audit reviewed the property profile report provided by the Lender, reflecting the property is Single Family Residence (SFR). Condition cleared.	Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 738 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 43 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338819	dd183988-38e2-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Guidelines required signed and dated personal tax returns with all schedules. XXXX Signed returns not provided.	10/1 XX: See attached transcripts which can be used in lieu of signed returns	10/03/2019: Lender provided XXXX tax transcript. Condition Cleared.	Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 738 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 43 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338819	7b5b78bd-9de3-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 4.3		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 738 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 43 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338818	52ba7836-98e4-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 120 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Business license in file is not dated.	10/2 XX: See attached	10/03/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.03% Reserves are higher than guideline minimum UW Guides require 10.44 months reserves, loan qualified with 12.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338818	34d5d56e-97e4-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	AUS reflects tax transcript ordered for coborrower XX/XX/XXXX. Transcripts not provided in file.		10/03/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.03% Reserves are higher than guideline minimum UW Guides require 10.44 months reserves, loan qualified with 12.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347697	351a16f9-d0ea-e911-abc7-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing Balance Sheet for Schedule C business on the XXXX Income Tax Return and for the Partnership on the XXXX Income Tax Return.	10/10 XX: Please rescind. This is a conventional loan underwritten to DU guidelines and this is not required	10/11/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 49.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.55%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347697	2b65ba54-d0ea-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Missing verification of income of prior employment, Verbal Verification is in the file but not a valid Written Verification of Income as required by the AUS.	10/10 XX: See attached w2 and work number showing employment dates	10/11/2019: Lender provided prior year W2 and VVOE for prior employment. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 49.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.55%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347697	90c62127-d1ea-e911-abc7-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD Profit & Loss for the Schedule C business and the Partnership business from the XXXX Income Tax Returns.	10/10 XX: Please rescind. This is a conventional loan underwritten to DU guidelines and this is not required	10/11/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 49.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.55%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347696	c4c4e384-46e9-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Missing Verbal Verification of employment for the borrower within 120 days of the note date and Verbal Verification no more than 10 business days prior to the not for the co-borrower.		10/10/2019: Correction due to co-borrower documents. Variance to DU feedback/guideline approved for lender by XXX. Exception will be rated a B for all agencies. 10/10/2019: Lender provided internal screen shot verifying date employment was verified and name & title of verifier. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.80% Years in Field Borrower has 30 years in Field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347696	e082ea8b-3ce9-e911-abc7-f4e9d4a75a52	1195		Not Covered/Exempt		Credit		Missing Condo Questionnaire	Missing Condo project limited review as required by AUS.		10/10/2019: Received evidence lender addressed warrantability per Client requirements. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.80% Years in Field Borrower has 30 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347696	ac25b204-3ee9-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Missing 1 year executed business tax returns as required by AUS. Signed business returns not provided.	10/9 XX: Please rescind. LP requires the business returns be signed/dated by the borrower but this loan was underwritten through DU so this would not be required	10/10/2019: Audit reviewed lender's rebuttal and AUS findings. Signed business returns are not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.80% Years in Field Borrower has 30 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347696	38282926-3ee9-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing 1 year executed personal tax returns as required by AUS. Signed returns not provided.		10/10/2019: Received XXXX tax transcripts. Agency guidelines allow transcripts in lieu of signed returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.80% Years in Field Borrower has 30 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347696	0fc09fc1-c8ea-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts required for borrower per the AUS was not provided.		10/10/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.80% Years in Field Borrower has 30 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338817	d19f57a6-75e4-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	A verbal employment verification for the borrower was not provided.	10/04/2019: See attached VOB information10/2/19 XX: Please rescind and see page 264 of the submission
10/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.10/04/2019:  Audit reviewed lender's rebuttal and disagrees.  The VVOE on page 264 is for the co-borrower.  Requirements for verifying self-employment:  • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the.  information. The item required in the second bullet point was not provided.  Condition remains.
												No Mortgage Lates No mortgage lates on credit FICO is higher than guideline minimum Fico is higher than 720 in guidelines DTI is lower than guideline maximum DTI is under 43%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357139	854c1957-4aef-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 49.27%. Due to the improper calculation of debts, the actual DTI is 63.41%. Final 1003 indicates some of the Borrower’s debts are being excluded from DTI but file does not contain any supporting documentation.	XX 10/15/19: Please see attached. Credit supplement supports that the XXXXX XXXX and XXXX accounts have been paid in full. The assets provided show that the borrower had sufficient funds to pay off these accounts. Updated AUS, 1003 and 1008 showing that the other two debts have been added back into our ratios and we qualify.	10/17/2019: Lender provided verification 2 of the accounts were paid off at closing and provided updated AUS, 1008 and 1003 which included 2 of the debts that weren't included originally. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Years on Job Borrower has 20 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.26%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357139	d6c362f0-4bef-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Agency Guidelines require loan data to be resubmitted to LPA if the data changes from the time the AUS was last run. The most recent AUS in file reflects 49.27% DTI vs. 63.41% actual.	XX 10/16/19: Please see attached AUS. Supporting documentation attached to other condition.	10/17/2019: Lender provided updated AUS, 1008, 1003 and documentation for verification of omission of debts. DTI is within tolerance of updated AUS. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Years on Job Borrower has 20 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.26%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357139	7a0e4004-4aef-e911-94d7-f4e9d4a75ba2	915		Not Covered/Exempt		Credit		Missing asset documentation	The file is missing asset verification in the amount of $XX,XXX.XX as required by AUS approval.	XX 10/16/19: Please see attached AUS showing that the loan file would not have required any assets in order to be eligible.	10/17/2019: Lender provided updated AUS indicating assets were not required to be verified. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Years on Job Borrower has 20 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.26%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357139	8d11e448-4aef-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Final 1003 indicates $XXX,XXX liability with XXXXXX XXXXXXXXX XXXXXXXX, file is missing verification of this liability and corresponding monthly payment.	XX 10/16/19: Please see attached.	10/17/2019: Lender provided CD for refinance of borrower's primary residence in the amount of $XXX,XXX. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Years on Job Borrower has 20 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.26%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338816	11c20c32-85e3-e911-abc7-f4e9d4a75a52	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		10/02/2019: Lender addressed condo warrantability per Client requirements. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.02%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338816	d68e3ffb-85e3-e911-abc7-f4e9d4a75a52	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date.		9.30.19: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.02%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301338816	84548409-90e1-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.1.		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.42% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.02%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347693	8d9229ac-1be9-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS
The Agency Guidelines required loan data to be resubmitted to DU if the data changes from the time the AUS was last run.  The most recent AUS in file reflects a DTI of 31.50%.  The final loan application and AUS did not reflect the subject property into the borrower's monthly debt as a loss or gain.  The lender's total debt was $XXX.XX plus the primary housing payment of $X,XXX for a total monthly debt of $XXXX.XX vs. the actual monthly debt of $XXX.XX, primary housing payment of X,XXX.XX and negative rent of $XXX.XX (X,XXX @ 75%)for a total monthly debt of $X,XXX.XX and DTI of 39.47%. Additional conditions may apply.

10/15/2019: See attached AUS findings that show a DTI higher than 39.47% and is within the 3% toleranceXX/XX XX: Please rescind. The subject property is XXXX XXXXXX XXX and no rental income is being used from this property. XXXX XXXXX XXX is the property the borrower is purchasing as an investment property. Again, no rental income from this property is being used for qualification. The only rental income being used is from XXXX XXXXXXXX XXX and the rental income was documented from the tax returns XX/XX XX: Rental income from the subject property is not being used for qualification. Please rescind or advise and provide additional info XX/XX XX: Please rescind. The rental income was documented from the tax returns so the vacancy factor is 100 as opposed to 75 if you were using a lease agreement

10/15/2019: Audit reviewed updated AUS, and has determined that DU resubmission requirements only deal with an increase in DTI of 3% or more, decreases do not have to be resubmitted to DU. Condition cleared.   10/11/2019: Audit reviewed Lender's response and has determined the DTI is 54.44% when not including the rental income for subject property.  Audit calculation is PITIA for subject property of $X,XXX.XX plus $X,XXX.XX PITIA for primary residence, plus liabilities of $XXX.XX = $X,XXX.XX / X,XXX.XX total income (which includes base income of $X,XXX.XX plus positive rental income of $XX.XX) = XX.XX%.  Condition remains.10/10/2019:  Per Lender’s request audit removed rent for subject property.  This results in 57.43% DTI.  Utilizing rent of $XXXX @ 75% results in 39.47% DTI.  AUS reflects 31.50% DTI which exceeds 3% tolerance.  Please provide revised AUS.10/09/2019:  Audit reviewed lender's rebuttal and disagree.  The rental income in question is for the subject investment purchase.  Market rent per appraisal is $XXXX @ 75% = $XXXX.XX.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 7.8 months reserves, loan qualified with 18.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% Years in Field Borrower has 15 years in Field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301347693	58f9b546-1ce9-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	The AUS require a pay stub dated no earlier than 30 days prior to the initial loan application date. The pay stub is file is dated more than 30 days prior to the initial loan application date.		10/07/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 7.8 months reserves, loan qualified with 18.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% Years in Field Borrower has 15 years in Field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347693	7377ff7c-1de9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. No CU score is available.		10/08/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 7.8 months reserves, loan qualified with 18.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% Years in Field Borrower has 15 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338815	5a6d325e-52d4-4863-831b-e03476f66f3b	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA vs. the actual amount of $XXX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		09/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728 Years in Field Borrower has 15 years in Field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301338815	e95f8ebc-e106-42d6-8620-1d0ea219c5ef	3165		Not Covered/Exempt		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. No cure - Missing document not provided.	"10/1 XX While technically, the type of service should be listed on the Written List of Service Providers, the nature of the service is implied to be title services as the provider is a title company.Please rescind, thank you"	10/03/2019: Audit reviewed the Lender Response, however, documentation was not provided for review. Exception remains downgraded.09/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728 Years in Field Borrower has 15 years in Field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301338815	c0da0d75-8ee3-e911-abc7-f4e9d4a75a52	1638		Not Covered/Exempt		Credit		Failure to Satisfy Existing Debt	The Lender's loan approval require satisfaction of existing lien on primary residence. Satisfaction not provided.	10/1/19 XX Please clear this with the attached closing disclosure for XXXX XXXXX.	10/03/2019: Lender provided the signed and dated Closing Disclosure paying off existing lien on primary residence. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728 Years in Field Borrower has 15 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347692	ae5bb236-c2e9-e911-abc7-f4e9d4a75a52	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.		10/08/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71 months reserves.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347692	501fb8fa-cfe9-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects 3 financed properties vs. 2.	10/9 XX: Attached	10/10/2019: Lender provided updated AUS. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71 months reserves.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301347692	3639402e-d0e9-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Missing statement to support sufficient assets to support 36 month distributions from #1 and #2 sources of income listed on the final application. Email verifies continuance > 36 months, however statement does not reflect sufficient balance to support withdrawals of 36 months. Please provide clarification.	10/11 XX: See attached AUS reflecting 45.33% DTI10/10 XX: Please see attached revised AUS findings. The income in question was removed from the profile and borrower remains eligible10/9 XX: Please see attached. The borrower has the XXXXXX account with over $X XXXXXXX in the account
10/16/2019: Lender provided revised AUS findings removing income and correcting DTI. Exception cleared.10/11/2019:  Lender provided revised AUS findings removing income.  However, utilizing income of $XX,XX.XXXX results in 45.33% DTI.  AUS DTI 42.88%.  Audit calculation for subject property:  Rent $XXXX/month per page 192.  $XXXX x 75% = $XXXX – PITI $XXXX.XX = <$XXXX.XX>.  AUS reflects <$XXX.XX>.  Condition remains.10/10/2019: Audit reviewed Lender's response and has determined the documentation for the XXXXXXXXXXXX XXXXXXXX XXXX XXXX is missing. The LOE reflects an amount of $X,XXX.XX for the XXXXXXXXXXXX XXXXXXXXX XXX XXXX from XXX; however, the amount on final 1003 reflects as $X,XXX.XX which is the Net income deposit from XXX XXXXX XXXXXXXXX.  The pay statement from XXX / XXX reflects as $XXXX.XX minus $XXX.XX taxes = $XXXX.XX net payment.  It appears income from XXX / XXX was included twice.  The file is missing documentation for the additional XXXXXXXXXXXXXXXXXXX XXXX XXXX income from the XXX XXXXX XXXXXXXX of $X,XXX.XX per the LOE on page 84.  Unable to determine if the additional other income of $X,XXX.XX listed on the final 1003 is valid income. Provide documentation to verify the additional other income of $X,XXX.XX listed on the 1003.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347690	d7b472d3-f5e9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Review Appraisal Missing		10/09/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347689	596d1762-f8e9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in he loan file.		10/09/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357137	fb041b43-7eef-e911-94d7-f4e9d4a75ba2	1652		Not Covered/Exempt		Credit		Improper Calculation of Income	The lender failed to accurately calculate the Borrower's income. A monthly income of $XX,XXX.XX for the Borrower and $X,XXX.XX for the Co-Borrower for total qualifying income of $XX,XXX.XX used by the lender to determine the DTI. The income is to be calculated by reviewing the Corporate returns and accurately assessing the income cited. Review of the Income Calculation Worksheet indicates the taxable income was incorrectly input as $XXX,XXX.XX. This resulted in a higher than actual income calculation for the Borrower. The Borrower's actual income was $XX,XXX.XX.	10/16 XX: See revised AUS attached reflecting the correct income calculation	10/17/2019: Audit review of the AUS correcting the income deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves Years on Job Borrower has 6.2 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301347688	004aac4a-d5e9-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/9/19 XX - Please see the attached VOB approval.	10/10/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 16 months reserves, loan qualified with 20.40 months reserves Years in Field Borrower has 10 years in Field Years Self Employed Borrower has 10 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347688	60f25d77-2cec-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	10/15/2019: please see attached, please clear	10/15/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 16 months reserves, loan qualified with 20.40 months reserves Years in Field Borrower has 10 years in Field Years Self Employed Borrower has 10 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330776	c625382d-d360-4f23-8eda-7c3ba29b5878	3312		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Final Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		10/04/2019: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 11.03 months reserves, loan qualified with 387.60 months reserves Years Self Employed Borrower has 5.58 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330776	424d2547-6ede-e911-abc7-f4e9d4a75a52	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Gas Value and Sewer Lateral fees in Section H of the final Closing Disclosure do not reflect the payee. Provide re-disclosed CD and letter of explanation. No Cure		09232019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 11.03 months reserves, loan qualified with 387.60 months reserves Years Self Employed Borrower has 5.58 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301330776	98169992-b155-45af-8359-cde80bdd8633	3210		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	10/04/2019: Please rescind XXX is not a finance charge	10/04/2019: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 11.03 months reserves, loan qualified with 387.60 months reserves Years Self Employed Borrower has 5.58 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330776	ffa75030-6dde-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.		09/26/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11.03 months reserves, loan qualified with 387.60 months reserves Years Self Employed Borrower has 5.58 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347687	b96dfe51-d0e9-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrowers are > 10 days, but < 30 days		10/08/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower has 13 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347687	4087ce71-d1e9-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI 34.58%. Due to improper calculation of net rental income, the actual DTI is 37.66%. Additional conditions may apply.	10/9 XX: See attached AUS findings reflecting 37.66 DTI	10/10/2019: Lender provided updated AUS. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower has 13 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301347687	664fb414-2be9-e911-abc7-f4e9d4a75a52	915		Not Covered/Exempt		Credit		Missing asset documentation	File is missing the final Settlement Statement or Closing Disclosure verifying that the mortgage on property #2 on the final application was paid-off and refinanced and Borrower netted sufficient cash to close and reserves. Additional conditions may apply.	10/9 XX: Attached	10/10/2019: Lender provided Final CD for refinance of primary residence. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower has 13 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347687	ca628dae-2ae9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score unavailable.		10/09/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower has 13 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338813	2386b5aa-9be3-e911-abc7-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing balance sheet for Schedule C business.	10/1/19 XX: Please rescind. This is a conventional loan underwritten to LP guidelines so profit and loss statements and balance sheets are not required	10/02/2019: Audit reviewed Lender's rebuttal and AUS findings. P&L Statement and Balance Sheet are not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years Self Employed Borrower has been self employed for 10 years Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 16.10 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338813	064d5358-9be3-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing executed, complete tax return with all Schedules, pages and statements.		10/02/2019: Agency guidelines allow transcripts in lieu of signed personal tax returns. XXXX transcripts provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years Self Employed Borrower has been self employed for 10 years Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 16.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338813	74171cbf-9be3-e911-abc7-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD Profit & Loss for the Schedule C business.	10/1/19 XX: Please rescind. This is a conventional loan underwritten to LP guidelines so profit and loss statements and balance sheets are not required	10/02/2019: Audit reviewed Lender's rebuttal and AUS findings. P&L Statement and Balance Sheet are not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years Self Employed Borrower has been self employed for 10 years Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 16.10 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338812	b854ff05-ade3-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	A verbal verification of employment for both borrowers' was not provided.	10/2/19 XX: Please rescind. Both borrowers are self employed so VVOE's would not be required
10/04/2019:  Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared. 10/04/2019:  Requirements for verifying self-employment:  The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.  Condition remains.
												No Mortgage Lates Credit report verifies 40 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338812	9aa55701-6fe4-e911-abc7-f4e9d4a75a52	6		Not Covered/Exempt		Credit		Insufficient Reserves	5.8 mos. < 6 mos. required, per lender. Assets verified of $XX,XXX.XX, minus cash to close of $XX,XXX.XX = $X,XXX.XX for reserves which is not sufficient for the subject	10/4 XX: Please rescind. Account ending in #XXXX has $XX,XXX.XX verified. Account ending in #XXXX has $XX,XXX.XX. These two accounts alone have enough assets verified. These were provided in the original submission package10/2/19 XX: Please rescind. Per the AUS findings only $XXXX is required for reserves. This added to the funds required to close equals roughly $XXXXX to be verified. We have roughly $XX,XXX documented in assets
10/04/2019:  Correction.  Current balance in #XXXX is $XX,XXX.XX.  Condition rescinded. 10/04/2019:  Audit reviewed lender’s rebuttal.  Agree account #XXXX has a balance of $XX,XXX.XX.  However, the balance in account #XXXX is $X,XXX.XX as of XX/XX, page 375.  The balance of $XX,XXX.XX is from the July statement, page 493.  Condition remains.10/04/2019:  Audit asset calculation:  #XXXX $XXXX.XXX + #XXXX $XX,XXX.XX + #XXXX $XXXX.XX + EMD $XXXX = $XX,XXX.XX.  XXX $XX,XXX.XX + $XXXX = $XX,XXX.XX.  Required reserves $X,XXX.XX/PITI $XXXX.XX = 5.95 months.  Total assets required $XX,XXX.XX.  Account #XXXX with a balance of $XXX.XX and account #XXXX with a balance of $XXXX.XX were not utilized since only 1 statement provided.  Borrower has 4 months reserves which is less than the required 5.95 months.  Condition remains.
												No Mortgage Lates Credit report verifies 40 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338812	3b681cb2-77e4-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU		10/03/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.	No Mortgage Lates Credit report verifies 40 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338811	9b232a0f-5515-47d1-8ee1-2c23d06b53a2	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added 10/03/2019: Received evidence of HOA dues. The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA dues vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	XX 10/08/2019 – Please see attached	10/09/2019: Audit review of the Corrected CD, letter of explanation to the Borrower and proof of delivery to the Borrower deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 735. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 34.51%. Years on Job Borrower has been on the same job 34.25 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338811	040f4340-fce5-e911-abc7-f4e9d4a75a52	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added 10/03/2019: Received evidence of HOA dues. The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. Non-escrowed property costs over 1 year $XXXX.XX vs. actual costs $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	XX 10/11/2019 – Please see attached	10/15/2019: Audit review of the Corrected CD, letter of explanation to the Borrower and proof of delivery to the Borrower deemed acceptable, Exception Downgraded.	FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 735. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 34.51%. Years on Job Borrower has been on the same job 34.25 years.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301338811	9acff3ea-fce5-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	Added 10/03/2019: Received evidence of HOA dues. The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA dues vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		10/04/2019: Received revised AU findings. Condition cleared.	FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 735. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 34.51%. Years on Job Borrower has been on the same job 34.25 years.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301338811	5692b70c-97e3-e911-abc7-f4e9d4a75a52	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for subject property. Additional conditions may apply.		10/03/2019: Audit reviewed evidence of HOA dues provided on page 221. Association dues & parking $XXX.XX plus special assessment $XXX.XX = $XXX.XX/month. Condition rescinded. Additional conditions added.	FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 735. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 34.51%. Years on Job Borrower has been on the same job 34.25 years.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347686	2ac37e07-cde9-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX reflected on final Closing Disclosure does not correspond with the monthly tax amount of $XXX.XX on the appraisal report. Provide third party evidence of tax calculation. Additional conditions may apply.	10/10 XX: Please see attached AUS findings with corrected tax amount as well as property profile indicating the property taxes10/9 XX: Please rescind. There is a tax certificate on the title commitment that states $XXXX which was used
10/11/2019: Audit reviewed Lender's response along with AUS and verification of tax information and has determined documentation was sufficient.  Condition cleared.10/10/2019:  Audit reviewed lender's rebuttal and original loan file.  Title commitment, Section BII, item #7, states all taxes and assessments, now or heretofore assessed, due or payable.  Tax cert, page 325, reflects taxable value of XX,XXX.  The XXXX is the assessed value of the portion which is land.  It does not include a dollar amount or millage. It also states, “not valid as a closing document and should not be used as substitute for a valid tax certificate.”  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 21.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 779 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330771	2ce1bf10-f20a-4aa0-9fe4-33071b22faa7	3274		Not Covered/Exempt		Compliance		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 4.715%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of 4.928%, which is a difference of 0.213% and exceeds allowable tolerance of 0.125%. No Cure.	10/07/2019: Disagree as a new waiting period is not required if the APR is overstated. Per TILA 1026.19(f)(2)(ii)(A), a new waiting period is required if the APR becomes inaccurate as defined in 1026.22. Per TILA 1026.22(a)(4)(ii) the disclosed APR shall be considered accurate if it would be considered accurate under 1026.18(d)(1). Per TILA 1026.18(d)(1) the APR is considered accurate if it is understated by no more than $100 or is overstated.	10/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301386301	34b23ca3-7cfa-e911-94d7-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history for subject property not provided on credit report. VOM required to verify.	10/30 XX: Please see attached. The mortgage for the subject property does not belong to our borrower. It belongs to XXXX XXXXXX so the history would not need to be verified	10/31/2019: Audit reviewed lenders response and documentation provided and has determined the mortgage was in the borrower's XXXXXXX name, who is not on the subject transaction, and not the borrower's name; therefore, a VOM would not be required. Condition cleared.	Years in Field Borrower has 26 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 51.34%.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386301	61989ae6-7cfa-e911-94d7-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	Missing AUS results. 1008 confirms LP AUS Key # XXXXXXXX which was not provided. Additional conditions may apply.	10/30 XX: Attached	10/31/2019: Lender provided AUS results through LP with Key XXXXXXXXX. Condition cleared.	Years in Field Borrower has 26 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 51.34%.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386301	957af17c-7efa-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Lender did not include S Corp losses in DTI. Tax returns and K-1 not marked as FINAL. Documentation to support omission of S Corp losses not provided. Additional conditions may apply.	10/30 XX: please see attached AUS including the loss and the loan is still eligible	10/31/2019: Lender provided updated AUS which included the K1 loss in the income calculation. Condition cleared.	Years in Field Borrower has 26 years in field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 51.34%.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330769	d5f75a8c-ccde-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects borrower as being self employed, when borrower is not self employed. Additional conditions may apply based upon revised findings.	9/25 XX: please see attached AUS. The income is K1 income less than 25% so all requirements have been documented	09/26/2019: Audit reviewed Lender's response and updated AUS and has determined updated AUS correctly reflects borrower as not self-employed and income documentation in file meets AUS and XXXXXXXXXX selling guide requirements. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 119.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 51.81% FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 781		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357134	f78489cc-57f0-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	DU requires 1 years IRS transcripts. Transcripts not provided.	XX 10/21/2019 – Please see attached	10/23/2019: Lender provided tax transcripts. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 61.43% Reserves are higher than guideline minimum DU required 18.00 mos reserves; loan qualified with 48.90 months reserves FICO is higher than guideline minimum Loan qualified with FICO of 729		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347683	6dc444ff-0fea-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/9 XX: Attached	10/10/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 5.72% Full Documentation Full documentation provided Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 111.40 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347683	d6dc483c-10ea-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Final 1003 indicates a loss for Business C and D on Schedule E Part II of XXXX tax return. Provide XXXX business tax returns and K1's for both businesses. Additional conditions may apply.	10/9 XX: Please rescind. This is a conventional loan so the full returns are not required and we are allowed to use solely the K1 losses listed which we have accounted	10/10/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 5.72% Full Documentation Full documentation provided Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 111.40 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347682	f9a5b653-38e9-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		10/08/2019: Variance to DU feedback/guideline approved for lender by XXX. Finding is deemed non material and graded a B.	Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 148 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.21% Years in Field Borrower has 30 years in Field		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347681	8ee24967-850b-4fe1-b448-50c32b4c2c51	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	10/8 XX: Attached	10/09/2019: Audit reviewed Lenders response. Exception rescinded.10/7/2019 : Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.44% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 9 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347681	a96152e1-42e9-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects does not have the section for reserves requirements.	10/8 XX: Attached	10/09/2019: Lender provided all pages of AUS. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.44% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 9 years in Field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301347681	f493e66a-43e9-e911-abc7-f4e9d4a75a52	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing the second month of bank statements and terms and conditions from 401k.	10/8 XX: Please rescind. DU guidelines state that one month of non-liquid assets is acceptable	10/09/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.44% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 9 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357133	0b28f87a-80ef-e911-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	The AUS (DU) in file requires 1 year of signed and dated personal tax returns with all schedules. XXXX personal returns are not signed.	10/16 XX: Please see attached transcripts which can be used in lieu of signed returns	10/17/2019: Lender provided Tax Transcripts. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739 Years in Field CO-borrower has 10 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357133	e284e762-80ef-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	10-16-19 XX Please see attachment	10/17/2019: Lender provided Tax Transcripts. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739 Years in Field CO-borrower has 10 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338808	f128b9b4-aae3-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	For self-employed borrowers: Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau	10/1 XX: please see attached	10/02/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	Years Self Employed Borrower has 4.42 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 86.90 months’ reserves Full Documentation Approval reflects full documentation		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363357	c0ab0227-33f4-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Agency Guidelines require the lender to provide a 1007 or 1025 and/or a lease for the subject property when it is an investment property. The 1007 was provided in the loan file however; it could not be determined the exact amount of the rents used by the lender. Evidence of the rents used by the lender is missing from the loan file. Additional conditions may apply.	XX 10/22/19: Please rescind. We are using 75% of the amount listed on the 1007. 75% of $X,XXX would be $X,XXX.XX minus the total PITIA of $X,XXX.XX equals net loss of $-XXX.XX/mo.	10/24/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.37% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386300	e6674104-6df9-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	File is missing primary residence Mortgage insurance verification.	11/5 XX: See attached AUS and 1008 reflecting 39.38% DTI as requested
11/06/2016:  The Lender provided a revised AUS and 1008 reflecting a DTI of 39.38%.  The Lender reflected XX insurance in the present housing payment and then deducted the MI insurance monthly payment for a total Primary Housing Payment of $X,XXX.XX.  Condition cleared.11/05/2019:  Received evidence of hazard insurance which was previously provided.  Per final 1003, primary residence payment:  P&I $XXXX + insurance $XX + taxes $XXX.XX + MI $XXX = $XXXX.XX.  Documentation provided in file:  P&I $XXXX (page 316) + insurance $XX (page 176) + taxes $XXX.XX (page 420) = $XXXX.XX.  Evidence of MI portion of payment not provided.  If MI is included in $XXXX, then DTI is 39.38% which is > 3% tolerance and revised AUS/1008 will be required.  Condition remains.
												Years in Field Borrower has 8 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 8.2 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386300	035982b1-6cf9-e911-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	XXXXXX XXX guidelines require signed and dated personal tax returns with all schedules. Signed XXXX returns not provided.	10/29 XX: Attached transcripts which can be used in lieu of signed returns	10/31/2019: Audit reviewed submitted documentation, the Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns. Documentation submitted is deemed acceptable. Condition cleared.	Years in Field Borrower has 8 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 8.2 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386300	ca094112-98fa-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts as required per the AUS was not provided.	XX 11/06/2019 – Please see attached11/04/2019: Tax Transcripts - Please rescind this condition as this file does not require these documents	11/07/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.11/04/2019: Audit reviewed the Lender Rebuttal, and has determined that regardless if needed or not, when the AUS #17 (p83) reflects tax transcripts as being ordered then a copy of those transcripts are required. Condition remains.	Years in Field Borrower has 8 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 7 months reserves, loan qualified with 8.2 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338806	a8d05e5c-c2e3-e911-abc7-f4e9d4a75a52	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	10/04/2019: Attached	10/04/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.10/03/2019: Document provided verifies master insurance was received and there is no litigation. The Client requires verification that the condo is warrantable according to XXXX. Provide confirmation that the condo warrantability was addressed. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.26%% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401712	ac3cb1b7-10ff-e911-94d7-f4e9d4a75ba2	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	The XX/XX/XXXX CD is missing from the loan file per the disclosure history. No Cure.		10/12/2019: Received interim closing disclosure. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363356	ef7783a3-64f3-e911-94d7-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing documentation of the new mortgage on primary residence on the final application evidencing the PITIA payment and the prior mortgage was paid. Additional conditions may apply.	10/24 XX: Attached taxes and HOI10/22 XX: The primary residence transaction has not closed so the only liens on that property are the X XXXXXXXX XXXX liens. The new payment does not exist	10/25/2019: Lender provided Taxes and Insurance for primary residence. Exception cleared.10/24/2019: Audit reviewed the Lender response and reviewed the loan file. The 1st on 2nd mortgages on primary residence are verified on the Credit Report and total of payments = $X,XXX.XX; the final application (page 245)in file is reflecting total payment of $X,XXX.XX. The file is missing evidence taxes and insurance monthly payment on the primary residence. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363356	17f8226d-64f3-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/22/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338805	8f202170-26de-44bd-9932-4989f8f96848	3269		Not Covered/Exempt		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated XX/XX/XXXX reflects a lender credit in the amount of ($XXXX. The lender credit decreased to ($XXXX.XX on the final CD with no indication of a valid COC to account for the ($XXXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.	10/2 XX We will refund $X,XXX.XX. See revised CD and check copy. The remaining $XX.XX (i.e. the difference between the XX/XX/XXXX lender credit of $X,XXX.XX as shown on the XX/XX/XXXX lock confirmation vs the XX/XX/XXXX lender credit of $X,XXX.XX as shown on the XX/XX/XXXX lock confirmation after the lock extension less the $X,XXX.XX refund) is due to the borrower requesting a lock extension on XX/XX/XXXX. The redisclosed CD and lock confirmation were included in the loan file. Please clear,, thank you	10/03/2019: Lender provided PCCD, LOE, refund check and proof of delivery. Non-material per SFIG guidance, loan will be graded a B for all agencies.9/30/19: Non-material per SFIG guidance, loan will be graded a B for all agencies			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301338804	fed00efc-cde3-e911-abc7-f4e9d4a75a52	312		QM/Agency Safe Harbor		Credit		Collections, Liens, etc. not paid as required by guidelines	Evidence medical collection account with a balance of $XXX is paid as required by AUS (DU) was not provided.	XX 10/25/19: Please see attached showing the collection account was paid off after consummation date. Hence why we want to flip this to XXXXX due to guidelines not specifically stating these would need to be paid before closing or at all. XX 10/22/19: Please clear. We would like to flip this to XXXXX. The file would meet all of LPs guidelines in this case. XX 10/17/19: Please see attached. The loan qualifies on LP and we would not be required to verify the collection account has been paid in full according to agency guidelines.	11/01/2019: Lender provided LP AUS which does not require collections to be paid. Condition cleared.10/24/2019: Audit reviewed Lenders response, however; Please provide AUS removing collections/charge offs to be paid or provide evidence collection account is paid. Exception remains.10/18/2019: Audit reviewed Lender's response and has determined the DU bullet point 11 requires for the collection and charge off account with a balance of $XXX to be paid off in full prior to or at closing. Condition remains.	Years on Job Borrower has 20 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months on primary and 99 months of rental payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 479.20 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301338804	3b0b8a6e-9be3-e911-abc7-f4e9d4a75a52	4		QM/Agency Safe Harbor		Credit		DTI Exceeds Guidelines	The AUS (DU) reflects a maximum allowable DTI of 28.887%. Due to the improper calculation of rental income, the actual DTI is 34.19%. Gross rental income for REOs #3 & #4 are greater than actual based on XXXX Schedule E file.	10/3/2019: Please rescind this. The $X,XXX.XX that the underwriter used included the $XXX.XX. The underwriter mistakenly added $XXX.XX in T&I over and above the payment. If you deduct the $XXX.XX the ratios are only reduced by <1%.10/1/19 XX Please rescind this condition. The statement that the gross rental income is more and makes the ratios higher does not make sense. Attached please find the rental income worksheets for those 2 properties.
10/04/2019:  Correction.  Audit recalculated rental loss for XXXXXXX & XXXX.  Revised DTI 29.10% which is within 3%.  Condition cleared.10/04/2019:  Audit calculation:  $XXXX.XX + $XXX + subject <$XXX.XX> + XXXXXXX <$XXXX.XX > + XXXX <$XXXX.XX> = $X,XXX.XX/ $XX,XXX.XX = 34.19%.  AUS DTI 28.89%.  Condition remains.10/02/2019:  Audit calculation subject <$XXX.XX>.  Audit calculation REO #3 <$XXX.XX>.  Audit calculation REO #4 <$XXX.XX> vs. lender calculation <$XXX.XX>.  Per document provided Lender utilized $XXX.XX for taxes & insurance vs. $XXX.XX per mortgage statement, page 104.  Audit matches Lender’s primary housing expense, debts and income.  Lender DTI 28.89% is > 3% difference to Audit DTI 34.19%.  Per Agency guidelines, B3-2-10, Accuracy of DU Data, DU Tolerances, resubmission is required if DTI increases by 3 percentage points or more.  Please provide revised AUS.  Condition remains.
												Years on Job Borrower has 20 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months on primary and 99 months of rental payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 479.20 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301338804	1bb96778-cee3-e911-abc7-f4e9d4a75a52	1687		QM/Agency Safe Harbor		Credit		Missing Evidence of Property Taxes	Missing evidence of Lenders calculation of property taxes of $XXX.XX monthly for subject property. Search in file (pg.161) reflects monthly taxes of $XXX.XX.	10/1/19 XX Please rescind this condition. The underwriter used the $XXXX.XX per quarter.	10/02/2019: Lender provided property tax calculation utilizing third quarter payment x 4 = $XX,XXX.XX/12 = $XXX.XX which is slightly higher tan actual taxes. Condition cleared.	Years on Job Borrower has 20 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months on primary and 99 months of rental payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 479.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338804	01fbe404-cfe3-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Risk Score not available.		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 20 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months on primary and 99 months of rental payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 479.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401711	88a6bc29-7f01-ea11-94d7-f4e9d4a75ba2	1470		QM/Agency Safe Harbor		Credit		Failure to Obtain VOE	Missing verification of employment for previous employers for borrower and co-borrower.	11/8 XX: Please rescind. This is not a requirement on conventional loans	11/11/2019: Audit reviewed Lender's rebuttal and original loan file. AUS does not require verification of previous employment. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 87.50 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 27.42% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 760		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401711	ec42e405-7f01-ea11-94d7-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing documentation for PITIA payment for primary home.	11/11 XX: See attached CD	11/12/2019: The Lender provided the Final Closing Disclosure on the Borrower's primary residence with Principal and Interest monthly payment, Taxes, Hazard Insurance and Flood Insurance monthly payment. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 87.50 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 27.42% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 760		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357130	e64c8279-87ef-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to the note date.		10/21/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	Years on Job Borrower has 30 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60.9 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357130	303fe0d4-26f0-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS
The Agency Guidelines required loan data to be resubmitted to Desktop Underwriter (DU) if the data changes from the time the AUS was last run.  The most recent AUS in file reflects a DTI of 28%.  The lender gave the borrower on the subject property and  net rental income of $X,XXX vs. the actual rental income of $X,XXX.XX per month calculated from Schedule E of XXXX and XXXX tax returns and did not subtract the PITI from this income.  The lender used a monthly payment of XXX and HOA fee of $XXX for property #1 on page 5 of loan application vs. the monthly payment from the mortgage statement in file of $X,XXX.XX and monthly HOA fee of $XXX per month.  Furthermore, the lender gave the borrower $XXX per month whereas the Schedule E from the XXXX and XXXX tax returns did not show the borrower with a positive income for this property.  After re-calculation of REO net rental losses the actual DTI is 33.26%.
										XX 10/24/19: Please rescind. You are not adding back in the HOA dues that are reporting on the tax returns which are allowable if they are being claimed on the tax returns per LP guidance. 10/22/2019: Please see attached. We have removed the rental income from XXXX XXXXXX as we would not be required to hit the borrower with an even greater loss if we qualify them with the full monthly PITIA.
10/25/2019: Audit reviewed lenders response and recalculated the DTI using the documentation provided and has determined the difference in the audit DTI and the lenders DTI is the taxes and insurance on the new purchase of XXXXX XXXXXXXX XXXXX which was not included in the lender's debt calculation and the correct PITIA for property XXXX XXXX XX is $XXX.XX vs $XXX the lender used.  Audit removed the negative rental income of $XXX.XX from property XXXX XXXX XXXXXX per the updated documentation provided and DTI is 31.74% which is within 3% tolerance of updated DTI on LP of 29%.  Condition cleared.10/22/2019: Audit reviewed the Lender Rebuttal, as well as updated LP, and has determined that no rental income was used for XXXX XXXX XX. DTI is 33.26% vs 29% per LP with an increase of greater than 3%. Condition remains.
												Years on Job Borrower has 30 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60.9 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357130	6df5f99f-87ef-e911-94d7-f4e9d4a75ba2	1195		Not Covered/Exempt		Credit		Missing Condo Questionnaire	Missing Condo Questionnaire	XX 10/17/19: Please see attached. Condo was approved for a limited review which guidelines allow for based on the LTV of 65%.	10/18/2019: Lender provided verification of limited review approval. Condition cleared.	Years on Job Borrower has 30 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60.9 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363355	c7eb0909-3bf4-e911-94d7-f4e9d4a75ba2	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		10/24/2019: Received evidence lender addressed warrantability per Client requirements. Condition cleared.	General Comp Factor 1 Reserves are higher than guideline minimum UW Guides require .75 months reserves, loan qualified with 16.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347674	a70558ad-e4e9-e911-abc7-f4e9d4a75a52	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	10-10-19 XX Please rescind. This is a dry funding state the HOI was in effect on XX/XX/XXXX which is before the Disbursement of XX/XX/XXXX.	10/11/2019: Audit reviewed Lender's response and has determined the hazard insurance was in effect after the consummation date but before the funding date. Non-material finding, loan will be graded a B. 10/08/2019: This finding is deemed non-material with a final grade of a “B”	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 121.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 Years on Job Borrower has 15.17 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301357128	43762c36-1bf0-e911-94d7-f4e9d4a75ba2	1		Not Covered/Exempt		Credit		General Credit Exception	Lender of Record application date not available in loan file. 30 days prior to note date used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.	10/18/2019: Please rescind. Please see page 357-362 showing the original loan application.	10/18/2019: Audit re-analyzed the loan file, and has determined that the initial Application date was confirmed by lender. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 39.94% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710 Reserves are higher than guideline minimum UW Guides require 16 months reserves, loan qualified with 24.50 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357128	baf121f8-77ef-e911-94d7-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	DU report is incomplete, covered-up or missing data. Provide a complete legible copy. Missing "Mortgage Information".	10/18/2019: Please see attached.	10/18/2019: Audit reviewed complete updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 39.94% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710 Reserves are higher than guideline minimum UW Guides require 16 months reserves, loan qualified with 24.50 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301347673	d588da59-1cea-e911-abc7-f4e9d4a75a52	2647		Not Covered/Exempt		Credit		Fraud Alert not verified	The Credit Report reflects fraud alert. Evidence the Lender addressed the alert not provided.	10/16/2019: Please rescind. The original signed loan application was done using a telephone interview and it is fully executed by both the loan officer and the borrower. This was done prior to credit being extended and it was addressed and acknowledged by the lender10/10 XX: Please rescind. This not listed as a guideline in either the XXXX selling guide or Appendix Q. We also have the borrower's personal identification in the file as well as multiple other pieces of documentation showing social security number, etc.. There are also documents in the file that have been notarized.	10/16/2019: Audit concurs with the Lender Rebuttal, and has determined that the executed final 1003 is valid to verify borrower's authorization. Condition rescinded. 10/11/2019: Audit reviewed lender’s rebuttal and disagrees. Fraud alert, page 1097, states do not extend credit until contacting me personally and verifying all application information. Evidence this was done is not provided in the loan file. Condition remains.	Reserves are higher than guideline minimum UW Guides require 42 months reserves, loan qualified with 47 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347673	21b054ff-1dea-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for property #6 on the final application not provided.	10/9 XX: Please rescind. This is documented from schedule E of the tax returns	10/10/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 42 months reserves, loan qualified with 47 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347673	a7ed2c3a-72e9-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Complete business returns not provided. Page 1 of XXXX business return for Business #1, #2 and #4 of the XXXX Schedule E Part II was not provided. Page 1 of XXXX business return for Business #2 of the XXXX Schedule E Part II was not provided.	10/9 XX: Please rescind. This is an LP requirement and this loan was underwritten to DU. This is not required	10/11/2019: Received missing pages. AUS/TQM does not require signatures. Condition cleared.10/10/2019: Audit reviewed lenders response, however; please provide page 1 for business returns (Page 1 of XXXX business return for Business #1, #2 and #4 of the XXXX Schedule E Part II was not provided. Page 1 of XXXX business return for Business #2 of the XXXX Schedule E Part II was not provided.). Exception remains.	Reserves are higher than guideline minimum UW Guides require 42 months reserves, loan qualified with 47 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347673	c4108e84-1dea-e911-abc7-f4e9d4a75a52	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1's for Business #3 and #5 on XXXX Schedule E Part II. If 25% or greater ownership or income loss, additional conditions will apply.	10/9 XX: Please rescind. This is not a requirement on conventional loans since the income is not being used to qualify	10/10/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 42 months reserves, loan qualified with 47 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347673	875b6cdf-71e9-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	DU require 1 year IRS transcripts. Transcripts not provided.	10/9 XX: Attached	10/10/2019: Lender provided tax transcripts. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 42 months reserves, loan qualified with 47 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXXX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338800	518c2063-bee3-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Credit		General Credit Exception	DU reflects omission of 1st and 2nd lien on primary residence. HUD from refinance of primary residence on the final application evidencing liens paid was not provided. Additional conditions may apply.		10/02/2019: Received executed closing disclosure verifying liens paid. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 15.70 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 804 FICO Years in Field Borrower has 15 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338800	d5e3fa74-bee3-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	DU reflects new mortgage for primary residence. Provide evidence of PITI payment and recent mortgage history as required per DU. Additional conditions may apply.		10/02/2019: Received executed closing disclosure verifying PITI. Loan closed XX/XX, no mortgage history required. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 15.70 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 804 FICO Years in Field Borrower has 15 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363354	35fc8d39-ea82-4c53-af90-8e77c8201b00	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice of Home Loan Applicant & Consumer Score Disclosure not provided.	10/23/2019: Please see attachment	10/23/2019: Audit reviewed FACTA - Notice of Home Loan Applicant & Consumer Score Disclosure, and has determined that documentation submitted is deemed acceptable. Condition cleared. 10/21/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301363354	b6550c72-24f4-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		10/21/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338799	764f46a7-8be3-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most year; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last year, with all applicable tax schedules. Signed XXXX 1120s business returns not provided.		10/11/2019: Received executed XXXX business return. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 83 months payment history with no late payments reported Years in Primary Residence Borrower has resided in primary residence for 7 years Years Self Employed Borrower has 20.92 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338799	834743ad-8be3-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. XXXX Signed returns not provided.	10/1/19 XX: Please see attached transcripts which can be used in lieu of signed returns.	10/02/2019: Lender provided XXXX tax transcript. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 83 months payment history with no late payments reported Years in Primary Residence Borrower has resided in primary residence for 7 years Years Self Employed Borrower has 20.92 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338798	fc6e7e38-b2e3-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of escrows for taxes and insurance for property #1 and #2 on the final application not provided. Mortgage statements provided state escrowed but do not clarify if escrows are for taxes and/or insurance.
XX 10/16/19: Please see attached. 10/9/19 XX - Please see the attached Mortgage Statement for REO #2 (XXXX XXXXXXXX XXX) confirming that the monthly payment is escrowed to include taxes and insurance. Attached is also the tax bill showing the annual taxes are $XXXX.XX, which is $XXX.XX/mo. The total escrow payment showing on the Mortgage Statement is $XXX.XX, so we can confirm this amount includes both taxes and insurance.10/3/19 XX Please clear this condition. The calculation doesn’t necessarily mean insurance is not included and the escrow balance is $XXXX.XX so if they have to pay $X,XXX.XX they have sufficient escrow to pay for and HOI and the DTI is only 23.5%.10/1/19: Please rescind this as the mortgage statement for both of these properties show they have escrows and that taxes have been disbursed which amounts are lower than the escrow amount, These were in the original upload on pages 140 and 143.

10/17/2019: Lender provided PITI for property #2. Exception cleared.10/10/2019:  Per the statement provided, payment breakdown:  principal $XXX.XX + interest $XXX.XX + escrow $XXX.XX = $XXXX.XX + other $XX = $XXXX.XX.  REO #2: YTD taxes $XXXX.XX x 2 = $XXXX.XX/12 = $XXX.XX. Escrow $XXX.XX - $XXX.XX = $X.XX/month remaining. This does not appear sufficient for insurance. Please provide evidence of insurance for REO #2. Condition remains.  10/04/2019:  Audit reviewed lender's response & determined evidence of insurance on REO2 is missing from the loan file.  Condition remains.10/02/2019:  Audit reviewed lender’s rebuttal and mortgage statements provided.  Property takes in XX are collected twice per year.  REO #1:  YTD taxes $XXXX.XX x 12 = $XX,XXX.XX/12 = $XXXX.XX.  Escrow $XXXX.XX - $XXXX.XX = $XXX.XX/month remaining for insurance.  This is acceptable.  REO #2:  YTD taxes $XXXX.XX x 2 = $XXXX.XX/12 = $XXX.XX.  Escrow $XXX.XX - $XXX.XX = $X.XX/month remaining.  This does not appear sufficient for insurance.  Please provide evidence of insurance for REO #2.  Condition remains.
												CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 60%. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 23.52%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 784.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338798	cf049beb-b1e3-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	The Borrower's income is required to be documented with a paystub dated no earlier than 30 days prior to the initial loan application date and by W-2's covering the most recent 2 year period or a standard Verification of Employment. The loan file contains a paystub dated within 30 days of application. Copies of the Borrower's W-2's for the most recent 2 years or a standard Verification of Employment are required to fulfill guidelines and TQM requirements.	XX 10/7/19: Please clear. The documentation in the last upload would be sufficient to clear this. We are able to use a year end paystub in place of a W2 or WVOE. 10/3/19 XX Please clear this with the attached please find the XXXX W-2 and accept the the XXXX last paystub in lieu of the W-2 to show the commission income that was in the original upload.	10/08/2019: Lender provided XXXX W2 and XXXX Year End YTD pay stub. Condition cleared.10/04/2019: Audit reviewed the Lender's response and determined the Lender provided only the XXXX W-2 and XXXX ytd paystub. However, the DU #15 located on page 94 required: "XXXXXX XXXX income, including commission income, must be supported by a paystub and W-2's covering the most recent two-year period, or by a standard Verification of Employment (1005). The file is missing the XXXX W-2. Condition remains.	CLTV is lower than guideline maximum UW guides maximum CLTV is 80%, loan qualified with CLTV of 60%. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 23.52%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 784.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338797	97e6824d-98e3-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Risk Score not available.		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338796	af33b9b0-0dc2-427a-9909-546d5e787a04	3313		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The Final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	XX 10/9 - Compliance Rebuttal - Disagree - The AMC fee is not a finance charge . Please rescind	10/10/2019: Audit reviewed Lenders response. Exception rescinded.	Years on Job Borrower has 24 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 4.84 months reserves, loan qualified with 59.20 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338796	873970cb-1753-476f-bea6-b43c83bf79ed	3211		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	XX 10/9 - Compliance Rebuttal - Disagree - The AMC fee is not a finance charge . Please rescind	10/10/2019: Audit reviewed Lenders response. Exception rescinded.	Years on Job Borrower has 24 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 4.84 months reserves, loan qualified with 59.20 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338796	2f351931-abe3-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation for the new Mortgage payment information for Property # 1 and # 4 from the loan application.		10/02/2019: Received executed closing disclosures for REO #1 & #4. Recalculated DTI 39.56%. Condition cleared.	Years on Job Borrower has 24 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 4.84 months reserves, loan qualified with 59.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338796	0776a154-ace3-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 24 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 4.84 months reserves, loan qualified with 59.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330765	b4e9d075-34fb-4569-8c54-e43888b70246	3312		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	10/01/2019: Please rescind- AMC is not a finance charge	10/02/2019: Audit reviewed Lender's response and has determined the AMC fee is not a finance charge. Amount Financed is within tolerance. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 20.34 months reserves, loan qualified with 73.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330765	b0fd05b7-b9ce-464e-a8c2-e7809f5a8821	3210		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	10/01/2019: Disagree - The AMC is not a finance charge	10/02/2019: Audit reviewed Lender's response and has determined the AMC fee is not a finance charge. Finance Charge is within tolerance. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 20.34 months reserves, loan qualified with 73.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301330765	b16ae446-9a43-43d4-995b-4ef24de80dcf	3269		Not Covered/Exempt		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The final LE reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.	10/01/2019: Please see attached CD with copy of refund	10/02/2019: Lender provided PCCD, LOE, copy of refund check and proof of delivery. Condition downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies.09/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 20.34 months reserves, loan qualified with 73.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301330765	170aa3a3-24de-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	09/25/2019: Please see attached	09/25/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 20.34 months reserves, loan qualified with 73.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301330765	9d3356e0-24de-e911-abc7-f4e9d4a75a52	909		Not Covered/Exempt		Credit		Missing AUS results	Missing AUS results, After review of the DU in file, DU is incomplete as the Case file ID Section was incomplete, Missing date of approval and DU Submission #.	09/25/2019: Please see attached.	09/25/2019: Audit reviewed completed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 20.34 months reserves, loan qualified with 73.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301330765	35e5ddb4-24de-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Transcripts not provided	10/08/2019: Please see attached.10/01/2019: Please rescind as this this type of loan does not require a tax transcript	10/08/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.10/02/2019: Audit reviewed Lender's response and has determined the AUS bullet point 19 reflects tax transcripts were received. Please provide tax transcripts as reflected on the AUS. Condition remains.	Reserves are higher than guideline minimum UW Guides require 20.34 months reserves, loan qualified with 73.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347669	d4f63e66-dfe9-e911-abc7-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower.	10/9 XX: Please rescind. The verbal begin on page 366 of the submission package. XXX also has a variance that allows for them to be dated within 30 days	10/10/2019: Variance to DU feedback/guideline approved for lender by XXX. Exception will be rated a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347666	4556394e-1fe9-e911-abc7-f4e9d4a75a52	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Evidence of PITIA for property #2 and #3 on the final application not provided. Additional conditions may apply.	10/11 XX: See attached CD's	10/15/2019: Lender provided verification of PITIA for properties #2 and #3. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 10.75 months reserves, loan qualified with 89.70 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 64.58%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347666	54fafad5-1fe9-e911-abc7-f4e9d4a75a52	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report for property #2 and #3 on final application. VOM require to verify.	10/11 XX: See attached CD's	10/15/2019: Lender provided CD's verifying properties were recently purchased and would not have a mortgage history. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 10.75 months reserves, loan qualified with 89.70 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 64.58%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347666	3fba8af2-1ee9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/08/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 10.75 months reserves, loan qualified with 89.70 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 64.58%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363351	30638b61-1bf5-e911-94d7-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for subject property and rental property located on Schedule of Real Estate Owned. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	10/25/2019: Please rescind this is a conventional file	10/25/2019: Audit concurs with the Lender Rebuttal, and has determined that the current year Schedule E is acceptable per program guidelines for a non-subject investment property. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 1.22 months reserves, loan qualified with 29.29 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides Overlay require FICO of 680, loan qualified with FICO of 718		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363351	1387206a-55f4-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 50.00%. Actual DTI is 54.36% due to correct calculation of negative rental income.	11/11/19: Please clear with attached AUS findings. We are adding back the flooring expense on page 89 and carpet removal on page 91 and adjusting fair rental days to 117. More conservative approach and we qualify. 10/25/2019: Please rescind. You are not adding in the onetime expenses which were documented on pages 82-92.
11/12/2019:  Received revised AUS findings.  DTI within tolerance.  Condition cleared.11/06/2019:  Lender provided updated AUS reflecting 34% DTI.  Audit recalculated rental loss utilizing 117 days in XXXX per lease.  Revised DTI 43.19%.  Per 5306.1, if the borrower owned a rental property during the previous year, the tax returns must be obtained to determine net rental income or loss.  Invoices on pages 85, 89 and 91 were deducted.  The other invoices pertaining to painting, landscape upkeep, cleaning and lock changes are regular maintenance on a rental property. Regular maintenance would not be considered a one-time casualty loss and cannot be added back. Condition remains10/25/2019: Audit reviewed the Lender Rebuttal, as well as invoices on pages 82-92, and has determined that invoices on pages 85, 89 and 91 were deducted, however DTI still exceeds at 52.08%. The other invoices pertaining to painting, landscape upkeep, cleaning and lock changes are regular maintenance on a rental property. Regular maintenance would not be considered a one-time casualty loss and cannot be added back. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 1.22 months reserves, loan qualified with 29.29 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides Overlay require FICO of 680, loan qualified with FICO of 718		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301347664	cb9a0f9e-d8e9-e911-abc7-f4e9d4a75a52	822		Not Covered/Exempt		Credit		Assets are not sourced/seasoned	The statement for account #1 on final application reflects large deposits of $XX,XXX.XX, $XX,XXX, $XX,XXX.XX and $X,XXX.XX. There is no evidence in the file documenting the source of the deposit. Agency guidelines states single deposit(s) that exceeds 50% of total monthly qualifying income for loan requires source of funds.		10/10/2019: Audit consulted with management. Large deposits to a business account do not need to be sourced. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.01% Reserves are higher than guideline minimum UW Guides require 8.5 months reserves, loan qualified with 22.30 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347664	83c4f032-dae9-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		10/10/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.01% Reserves are higher than guideline minimum UW Guides require 8.5 months reserves, loan qualified with 22.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347664	515cbf08-d8e9-e911-abc7-f4e9d4a75a52	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	10-09-19 XX Please see attachment and the HOI started the same date as the Disbursement Date which is XX/XX/XXXX. Please clear condition	10/10/18/2019: Audit reviewed the Lender rebuttal and document provided has determined that the Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B. 10/08/2019: This finding is deemed non-material with a final grade of a “B”	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.01% Reserves are higher than guideline minimum UW Guides require 8.5 months reserves, loan qualified with 22.30 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347664	ec377532-75e9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score not available.		10/09/2019: A CDA provided reflecting a value of $XXX,XXXwhich is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.01% Reserves are higher than guideline minimum UW Guides require 8.5 months reserves, loan qualified with 22.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357123	cb0ad547-7cef-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines required loan data to be resubmitted to Desktop Underwriter in the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 39.51%. The lender calculated REO property #2 with a monthly income of $X,XXX @ 100% whereas, Audit calculated the monthly net rental income of $XXX @ 100% calculated from Schedule E of the XXXX tax returns. There was not a lease in file to support a higher monthly income amount. Additional conditions may apply.	10/16 XX: Please see attached AUS using $XXX as opposed to $XXXX	10/17/2019: Audit review of the Lender's response and updated AUS deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.76%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357122	71e475fd-12f0-e911-94d7-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower's primary employment.		10/21/2019: XXXX approved DU feedback variance. VVOE within 30 days of note are acceptable. Condition rescinded.	FICO is higher than guideline minimum 731 FICO Years in Field Borrower in same field 10 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.5 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357122	598783ed-12f0-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	XX 10/21/2019 – Please see attached	10/23/2019: Lender provided tax transcript. Condition cleared.	FICO is higher than guideline minimum 731 FICO Years in Field Borrower in same field 10 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.5 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363350	d36b553b-edf4-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing evidence of Limited Review completed on subject property as required per DU.	10/23 XX: Attached	10/25/2019: Lender provided verification of Limited Review approval. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Years on Job Borrower has 18.17 years on job Reserves are higher than guideline minimum UW Guides require 7.16 months reserves, loan qualified with 78 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363350	df428ce6-ebf4-e911-94d7-f4e9d4a75ba2	906		Not Covered/Exempt		Credit		Missing hazard insurance declaration	HOA master Policy is mortgagee Name and Address. Missing the Borrower's HO-6 policy. HOA Master policy does not appear to include coverage, or provides insufficient coverage, for a unit’s interior improvements under the terms of this policy type.	10/23 XX: See attached. It includes B and I	10/25/2019: Lender provided evidence of condo master policy that verified sufficient coverage. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Years on Job Borrower has 18.17 years on job Reserves are higher than guideline minimum UW Guides require 7.16 months reserves, loan qualified with 78 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363350	2c11b486-40f4-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 4.2.		10/23/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Years on Job Borrower has 18.17 years on job Reserves are higher than guideline minimum UW Guides require 7.16 months reserves, loan qualified with 78 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357121	ec88ae15-72f0-e911-94d7-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Business returns or extension for XXXX not provided for Business B listed on XXXX Schedule E Section II. The most recent two year business returns were not provided for Business A listed on XXXX Schedule E Section II. K-1 provided in file reflects borrower owes 25%.	XX 10/17/19: Please rescind. We are not using income from business B and Business has an odd fiscal year so the XXXX returns on file would cover the time period for XXXX. Extension would not be required.	10/18/2019: Audit reviewed lenders response and has determined business B income for XXXXXXXXXXX XX XXX XXXXXX which is being used for qualification and XXXX 1120S business return verifies calendar year runs from XX/XX/XXXX -XX/XX/XXXX which would cover XXXX and would not require a tax extension. Audit also verified business A income was positive but was not used in qualification; therefore, would not require 2 years tax returns. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 30.4 months reserves Years Self Employed Borrower has 15 years Self Employed		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357121	2071f521-73f0-e911-94d7-f4e9d4a75ba2	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1's for Business C and D on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.	XX 10/17/19: Please rescind. This a conventional loan that is within the conforming loan limits for the county. Agency guidelines do not require this if we are not using the income.	10/18/2019: Audit reviewed Lender's response and has determined income from business C and D were not used in qualification; therefore, per AUS and XXXX selling guide, K1's are not required. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 30.4 months reserves Years Self Employed Borrower has 15 years Self Employed		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357121	480d49f7-71f0-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	DU requires 1 year IRS transcripts. Transcripts not provided.	XX 10/17/19: Please see attached.	10/18/2019: Lender provided tax transcripts. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 30.4 months reserves Years Self Employed Borrower has 15 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357120	0c91ae4e-1deb-40ce-bedc-2a34e8bef24d	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	XX 10/22/2019 – Please see attached	10/24/2019: Lender provided PCCD and LOE. Non-material per SFIG guidance, loan will be graded a B for all agencies.10/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum UW Guides require 6.06 months reserves, loan qualified with 28.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301357120	b8b95a5a-30f0-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to Loan Product Advisor if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 37.00%. Due to improper calculation of debts, the actual DTI is 40.31%. The lender qualified a $XXX.XX loss for REO #2 on the final application. The actual loss is $XXX.XX. The lender did not include the $XXX monthly HOA fee evidenced in file.	XX 10/28/19: Please see attached with the corrected rental income. XX 10/24/19: Please send your rental calculations as we are unable to replicate this figure. Thank you.10/22/2019: Please rescind. Rental income calculation would be correct. (XXXXX+XXX+XXXX+XXXX+XXXX-XXXX=XXXXX) (XXXXX/12=XXXX.XX) (XXXX.XX-Total Monthly PITIA of XXXX.XX= -XXX.XX)	10/01/2019: Lender provided updated AUS. Condition cleared.10/25/2019: Audit reviewed Lenders response, REO #2 Income calculations $XX,XXX.XX - $XXXX.XX ($XX,XXX.XX - $XXX.XX - $X,XXX.XX - $X,XXX.XX - $X,XXX.XX = $X,XXX.XX) = $XX,XXX.XX/12= $X,XXX.XX Monthly Rent – PITIA $X,XXX.XX (PI $X,XXX.XX -Tax $XXX.XX – Ins $XX.XX – HOA PG XXX.XX-$XXX.XX) = Negative Rent of $XXX.XX. Exception remains.10/22/2019: Audit re-analyzed REO income, and has determined that REO #2 includes HOA fee for rental loss of $XXX.XX vs $XXX.XX per lender. Condition remains.	Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum UW Guides require 6.06 months reserves, loan qualified with 28.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357119	d9060d7f-f9db-414f-aa58-215fd9b2702e	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	10/18/2019: Please see attached.	10/18/2019: Audit reviewed the FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.Finding deemed non-material, loan will be graded a B for all agencies.			Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301363346	f1bb7c42-39f4-e911-94d7-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Agency guidelines requires borrower's most recent year of signed personal tax returns, including Schedule E. Tax returns in file are not signed.	10/22/19: Please rescind. We have a 4506T wet signed for XXXX tax returns on page 86. This is acceptable in place of signed returns on DU.	10/24/2019: Audit reviewed lender’s rebuttal and agrees. Signed 4506-T is acceptable in lieu of signed return. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.46% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363346	8297f3bb-15f4-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. C Risk Score not available.		10/22/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a -6.8% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.46% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338793	574e5104-5de4-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation to support terms of new lease agreement including new current balance.	10/2/19 XX: Please rescind. We have documentation showing the amount due for the auto lease liability. The balance is unnecessary since the payment is being included in the DTI regardless	10/08/2019: Audit reviewed Lenders response. Exception cleared.10/04/2019: Audit reviewed Lenders response, however; please provided documentation verifying the balance and payment for the new lease payment. Exception remains.10/03/2019: Audit reviewed Lender's response and has determined the LOE indicates a new lease was obtained which would require verification of the new lease payment. Please provide documentation to verify the new lease payment. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.24% FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with fico of 791 Years on Job Borrower has 18 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338792	2256678b-081c-4c53-bac6-efefc35633c4	3313		QM/Agency Safe Harbor		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The Final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX), an over disclosure of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	10/03/2019: Please rescind as AMC is not a finance charge	10/04/2019: Audit reviewed Lender's response and has determined the Appraisal Management Fee is not an APR Fee, The Amount Financed is within tolerance. Condition rescinded.			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338792	fd6c1a31-ebb5-4be9-8ea9-5f856d232cbc	3211		QM/Agency Safe Harbor		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	10/03/2019: Please rescind as AMC is not a finance charge	10/04/2019: Audit reviewed Lender's response and has determined the Appraisal Management Fee is not an APR fee. The Finance Charge is within tolerance. Condition rescinded.			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338791	bc31eaec-62e1-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363344	fa422c7e-09f4-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days < 30 prior to the note date. The VVOE is greater than 10 days prior to note date.		10/21/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	Years in Field Borrower has 25 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 789 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363344	f2c7c819-fff3-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 2.7.		10/22/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Field Borrower has 25 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 789 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347659	5872db98-2e32-4f5d-ba51-6eb1beacca8f	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	10/7 XX please see attached, please clear	10/09/2019: The Lender provided the Notice to Home Loan Application & Consumer Score Disclosure for both the Borrower and Co-Borrower, condition cleared.10/07/2019: This finding is deemed non-material and rated a B.			Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301338790	1690004f-b4e3-e911-abc7-f4e9d4a75a52	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects total loan amount of $XXX,XXX. The loan balance increase greater than the lesser of 1% loan balance or $XXX.	10/1/19 XX Please clear this with the attached AUS at the correct loan amount.	10/02/2019: Audit reviewed the AUS submitted, and has determined that said document is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves FICO is higher than guideline minimum FICO of 680, loan qualified with FICO of 694 Years in Field Borrower has 17 years in Field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301338790	ef13751d-b6e3-e911-abc7-f4e9d4a75a52	910		QM/Agency Safe Harbor		Credit		Missing final application (1003)	A final application for the subject transaction was not provided.	10/1 XX please see attached which was included in original upload, please rescind	10/02/2019: Audit reviewed the Lender Rebuttal, and has determined that said document was located within the original loan file on pages 181 - 187. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves FICO is higher than guideline minimum FICO of 680, loan qualified with FICO of 694 Years in Field Borrower has 17 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301338790	1c452d81-ebe5-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax transcripts were not provided for both borrowers as required per the AUS .	10/04/2019: please see attached, please clear	10/04/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.60 months reserves FICO is higher than guideline minimum FICO of 680, loan qualified with FICO of 694 Years in Field Borrower has 17 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347657	cd4c7baf-92eb-e911-abc7-f4e9d4a75a52	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately - The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used an incorrect tax amount of $XXX.XX instead of calculated value of $XXX.XX a month. Estimated taxes and Insurance per month should be $X,XXX.XX per month. Provide re-disclosed CD, letter of explanation and proof of delivery.	10/11 XXX Please see attached	10/15/2019: Lender provided LOE and PCCD with Estimated Taxes, Insurance & Assessments updated. Exception remains downgraded.10/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 18.69 months reserves, loan qualified with 21.40 months reserves Years on Job Co-borrower has 8 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347657	c4c0b8be-92eb-e911-abc7-f4e9d4a75a52	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately - The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used an incorrect tax amount of $XXX.XX instead of calculated value of $XXX.XX a month. Estimated taxes and Insurance per month should be $X,XXX.XX per month. Provide re-disclosed CD, letter of explanation and proof of delivery.	10/11 XXX Please see attached	10/15/2019: Lender provided LOE and PCCD with Estimated Taxes, Insurance & Assessments updated. Exception downgraded.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 18.69 months reserves, loan qualified with 21.40 months reserves Years on Job Co-borrower has 8 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347657	174083c5-e7e9-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for the Borrower.	10/9 XX: See attached	10/10/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 18.69 months reserves, loan qualified with 21.40 months reserves Years on Job Co-borrower has 8 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347657	07bf84c7-0aea-e911-abc7-f4e9d4a75a52	852		Not Covered/Exempt		Credit		Failure to Obtain Required Documentation	Missing evidence of account paid in full prior to or at closing as required per DU.	10/18/2019: The file is eligible through LP guidelines (findings attached). The findings attached also do not require this account to be paid in full prior to or at closing.10/15 XX: Please see attached LOX from the borrower
10/18/2019: Audit reviewed updated LP, and has determined that said document does not require payoff of debt. Debt was included in DTI. Condition cleared. 10/16/2019: Audit reviewed lenders response and has determined the AUS requires the debt to be paid in full prior to closing.  The LOE from borrower is not sufficient to verify debt does not belong to the borrower.  The credit report reflects debt belongs to the borrower and does not reflect it has been disputed. Please provide verification debt paid in full prior to closing or provide verification debt does not belong to borrower. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 18.69 months reserves, loan qualified with 21.40 months reserves Years on Job Co-borrower has 8 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347657	64642813-0aea-e911-abc7-f4e9d4a75a52	1		Not Covered/Exempt		Credit		General Credit Exception	Guidelines require a VVOE within 10 business days < 30 days prior to the note date. The VVOE is greater than 10 days prior to note date.	10/9 XX: Please rescind. XXX has a variance that allows for VVOE's to be within 30 days	10/10/2019: Audit reviewed Lenders response, however; Variance to DU feedback/guideline approved for lender by XXX. Exception remains downgraded. 10/08/2019: Variance to DU feedback/guideline approved for lender by XXX.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 18.69 months reserves, loan qualified with 21.40 months reserves Years on Job Co-borrower has 8 years on job		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301347657	cbef0fda-f0e9-e911-abc7-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence of property taxes for subject property not provided. Monthly tax amount on final CD of $XXX.XX does not correspond with the monthly tax amount of $XXX.XX on the tax bill and preliminary title report or $XXX.XX, which is the state’s calculation of 1.25% of the sales price. Provide evidence of tax calculation. Additional conditions may apply.	10/9 XX: Please see attached AUS with the correction	10/10/2019: Audit reviewed the Lender's Response and re-analyzed the loan file. Lender provided a revised AUS correcting the monthly tax amount to $XXX.XX which is the state's calculation of 1.25% of the sales price. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 18.69 months reserves, loan qualified with 21.40 months reserves Years on Job Co-borrower has 8 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347657	4d5f4ad6-06ea-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance premium for the Co-borrower's primary residence on the final application not provided. Proof of insurance is in file however missing premium.	10/9 XX: See attached. Address is in the middle of the doc	10/10/2019: Lender provided the insurance premium for the Co-Borrower's primary residence on the final application, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 18.69 months reserves, loan qualified with 21.40 months reserves Years on Job Co-borrower has 8 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357115	00f8b664-a4ef-e911-94d7-f4e9d4a75ba2	3270		QM/Agency Safe Harbor		Compliance		Initial Closing Disclosure timing requirement not met	Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.	XX 10/28/2019 – Please see attached the initial CD from XX/XX that will satisfy the condition for the above file. Please Rescind XX 10/22/2019 – Please see attached	11/01/2019: The Lender provided the initial CD dated XX/XX/XXXX; Mailbox Rule/Presumed Receipt applied, borrower in receipt of Initial CD 7 business days prior to consummation of XX/XX/XXXX9. Condition cleared.10/24/2019: The Lender provided a CD issued a CD dated XX/XX/XXXX. The CD was not acknowledged by the Borrowers. Audit reviewed the loan file to locate a Disclosure Tracking Record and was not able to locate. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 30.52%, loan qualified with DTI of 14.14% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.50 months reserves Years Self Employed Borrower has 20.08 years Self Employed		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301357115	ad38a56e-a4ef-e911-94d7-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU when the actual appraised value is received. The most recent AUS in file required resubmission to DU once the actual value was received as an estimated value had been used from the time the AUS was last run.	10/17 XX: Please see attached. The appraised value matches the appraisal on file	10/21/2019: Client Acknowledged. Exception downgraded.10/18/2019: Audit reviewed Lenders response, however; Item #24 on DU is indicating an estimate value. Please update AUS with appraisal information and resubmit. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 30.52%, loan qualified with DTI of 14.14% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.50 months reserves Years Self Employed Borrower has 20.08 years Self Employed		Y		3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301357115	d8fbdeaa-a4ef-e911-94d7-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Evidence of P&I Payment for Property #3 and #5 on the final application not provided. Additional conditions may apply upon receipt.	10/17 XX: Please see attached for property #5. Property #3 is documented on the credit report from XXX	10/18/2019: Lender provided Final CD and Mortgage statement (Escrow - matches 1040) for properties #3 & #5. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 30.52%, loan qualified with DTI of 14.14% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.50 months reserves Years Self Employed Borrower has 20.08 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357115	c61b6786-a4ef-e911-94d7-f4e9d4a75ba2	1687		QM/Agency Safe Harbor		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #3 and #5 on the final application not provided. Additional conditions may apply upon receipt.	10/17 XX: Please see attached. Also XXXX extension forms were in the submission	10/18/2019: Lender provided Final CD and Mortgage statement (Escrow - matches 1040) for properties #3 & #5. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 30.52%, loan qualified with DTI of 14.14% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.50 months reserves Years Self Employed Borrower has 20.08 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357115	51d7709a-a4ef-e911-94d7-f4e9d4a75ba2	1688		QM/Agency Safe Harbor		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #3 and #5 on the final application not provided. Additional conditions may apply upon receipt.	10/17 XX: Please see attached CD and Mortgage statement. Please keep in mind that this is a conventional loan so a blanket statement of "escrow" is acceptable	10/18/2019: Lender provided Final CD and Mortgage statement (Escrow - matches 1040) for properties #3 & #5. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 30.52%, loan qualified with DTI of 14.14% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.50 months reserves Years Self Employed Borrower has 20.08 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357115	a5856d41-04f1-e911-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax transcripts as required by the AUS was not provided.	10/17 CP: Please see attached. Also 2018 extension forms were in the submission	10/18/2019: Lender provided Tax Transcripts. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 30.52%, loan qualified with DTI of 14.14% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.50 months reserves Years Self Employed Borrower has 20.08 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386294	13e5e5e3-f4f9-e911-94d7-f4e9d4a75ba2	1643		QM/Agency Safe Harbor		Credit		Failure to Verify Housing History	Guidelines require no 60-day lates in the most recent 12 months. Payment history not provided on credit report for mortgage with $XXX,XXX balance and $X,XXX.XX PITI as submitted to AUS and reflected on final 1003. VOM required to verify.	XX 10/29/19: Please see attached.	10/31/2019: Lender provided the Final closing disclosure for refinance of primary residence evidencing payoff to current Lender. The Credit Report supplement on page 154 reflects mortgage history for this Lender and previous Lender on primary residence evidencing no late payment in the last 16 months. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 CLTV is lower than guideline maximum Guides maximum CLTV of 75%, loan qualified with CLTV of 69.84%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386294	b84d3f63-e7f9-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	CDA Report not provided in file. No CU Risk Score provided.		10/29/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 CLTV is lower than guideline maximum Guides maximum CLTV of 75%, loan qualified with CLTV of 69.84%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357114	08030ffc-6885-4536-ba9e-65f30b072113	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure was not provided. The timing requirement to consummation is not met.	XX 10/22/2019 – Please see attached	10/23/2019: Lender provided initial CD dated XX/XX/XXXX which was provided greater than 3 days prior to consummation. Condition cleared.	Years Self Employed Borrower has been Self Employed for 5 years per XX Secretary of State Business website Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.7 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301357114	0147ad6e-84f0-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	A Final Settlement Statement was provided for a simultaneous refinance of property #4 listed on final 1003. Verification of new P&I amount was not provided.		10/18/2019: Received executed closing disclosure for refinance of REO #4. PITI verified. Condition cleared.	Years Self Employed Borrower has been Self Employed for 5 years per XX Secretary of State Business website Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.7 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357114	f663c9b4-84f0-e911-94d7-f4e9d4a75ba2	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1's for Business A on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.	10/17 XX: Please rescind. This is a conventional loan so this documentation is not required	10/18/2019: Audit reviewed lender’s rebuttal and original loan file. This is AUS/TQM loan. Schedule EII reflect no income. K-1 not required. Condition rescinded.	Years Self Employed Borrower has been Self Employed for 5 years per XX Secretary of State Business website Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.7 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357114	57fa6351-27f1-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts as required per the AUS was not provided.	XX 10/21/2019 – Please see attached	10/23/2019: Lender provided tax transcripts. Condition cleared.	Years Self Employed Borrower has been Self Employed for 5 years per XX Secretary of State Business website Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.7 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357114	b9f0328f-61f0-e911-94d7-f4e9d4a75ba2	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX and XXXX P&L Statement for Schedule C Business. Income used to qualify is more than 120 days from date of origination.	10/17 XX: Please rescind. This is a conventional loan so this documentation is not required	10/18/2019: Audit reviewed lender’s rebuttal and original loan file. This is AUS/TQM loan. P&L and balance sheet not required. Condition rescinded.	Years Self Employed Borrower has been Self Employed for 5 years per XX Secretary of State Business website Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.7 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347655	6c7cf40b-bae9-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrowers are > 10 days, but < 30 days.		10/21/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	Full Documentation Full documentaion loan Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 245 months reserves FICO is higher than guideline minimum The loan qualified with a 803 fico		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347655	f998e32e-bae9-e911-abc7-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	The final 1003 is missing the OREO for borrower as reflected on the credit report and the initial 1003.	10/16 XX: please see attachments10/10 XX: Please rescind. Although the borrowers are obligated on the loan this does not mean that they are obligated on the property. The property profile in the file as well as the mortgage statement and the loan integrity fraud report show that our borrowers do not own this property. We also have a borrower LOX stating so. We would not have to document taxes or insurance either when this is the case10/9 XX: See attached. it is not listed on the final 1003 because the borrower does not own the property	10/17/2019: Audit reviewed the signed Final 1003 provided by the Lender, which included REO#2 reflecting the correct P&I, taxes and insurance. Condition cleared. 10/11/2019: Audit reviewed Lenders response, however; The Mortgage on credit report is attached to the property as Collateral. Exception remains. 10/10/2019: Audit reviewed Lenders response, however; Mortgage for property #2 on Initial application is reporting borrowers credit report. Exception remains.	Full Documentation Full documentaion loan Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 245 months reserves FICO is higher than guideline minimum The loan qualified with a 803 fico		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347655	94e3957e-bae9-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of Taxes & Insurance for property #2 on the initial application not provided. The property was missing on the final 1003.	10/16 XX: See attachments10/10 XX: Please rescind. Although the borrowers are obligated on the loan this does not mean that they are obligated on the property. The property profile in the file as well as the mortgage statement and the loan integrity fraud report show that our borrowers do not own this property. We also have a borrower LOX stating so. We would not have to document taxes or insurance either when this is the case10/9 XX: Borrower does not own the property. See attached	10/17/2019: Audit reviewed evidence of taxes on insurance provided on REO2 on initial application and deemed acceptable. Condition Cleared.10/11/2019: Audit reviewed Lenders response, however; The Mortgage on credit report is attached to the property as Collateral. Exception remains. 10/10/2019: Audit reviewed Lenders response, however; Mortgage for property #2 on Initial application is reporting borrowers credit report. Exception remains.	Full Documentation Full documentaion loan Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 245 months reserves FICO is higher than guideline minimum The loan qualified with a 803 fico		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401703	5013e9c3-13ff-e911-94d7-f4e9d4a75ba2	909		QM/Agency Safe Harbor		Credit		Missing AUS results	Missing AUS results	11/5 XX: Attached	11/06/2019: Audit review of the AUS the Lender provided deemed acceptable, condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.16% FICO is higher than guideline minimum UW Guides require FICO of 570, loan qualified with FICO of 733 Years on Job Borrower has18 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301363341	08bc88e5-4532-472b-83f5-05fc7317c809	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX is missing from the loan file. No Cure.	10-22-19 XX Please see attachment	10/24/2019: Lender provided the CD dated XX/XX/XXXX and e-Signed on XX/XX/XXXX as evidenced on the Disclosure Tracking Record page 528. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 98.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.76%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363341	73d7404a-aff3-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Transcripts not provided, Tax Transcript not provided as required by DU	10-24-19 XX Please see attachment10-22-19 XX Tax Transcripts are not needed for this loan. Please clear condition	10/25/2019: Audit reviewed the XXXX Tax Transcripts for the borrower and has determined that AUS item #19 was validated by said documentation submitted. Condition cleared.10/24/2019: Audit reviewed the Lender Response, and has determined that regardless if needed or not, when the AUS (#19) reflects tax transcripts as being ordered then a copy of those transcripts are required. Condition Remains.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 98.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.76%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363341	65575523-b0f3-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 5.0		10/22/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 98.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.76%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347654	ddb14cda-bbea-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 10/10/19: Please see attached.	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.6 months reserves (excluding cash back) Years Self Employed Borrower has been Self Employed for12.7 years per XX Secretary of State Business website		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347654	93326d36-0aea-e911-abc7-f4e9d4a75a52	2770		Not Covered/Exempt		Credit		Failure to Obtain Title Commitment / Title Insurance	A Copy of Title for the subject property was not provided. Title Commitment in file is for an unrelated REO purchased by subject Borrower.	10/11/2019: please see attached	10/15/2019: Lender provided title commitment. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.6 months reserves (excluding cash back) Years Self Employed Borrower has been Self Employed for12.7 years per XX Secretary of State Business website		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347654	768541af-09ea-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Missing executed XXXX Business Tax Return.	XX 10/10/19: Please rescind. We have a wet signed 4506T for this business.	10/11/2019: Audit reviewed Lenders response. Exception rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.6 months reserves (excluding cash back) Years Self Employed Borrower has been Self Employed for12.7 years per XX Secretary of State Business website		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347654	ce6ca48d-09ea-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years .Missing executed XXXX Tax Return.	XX 10/10/19: Please rescind. We have transcripts on file.	10/11/2019: Audit reviewed Lenders response. Exception rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.6 months reserves (excluding cash back) Years Self Employed Borrower has been Self Employed for12.7 years per XX Secretary of State Business website		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363337	367d4b17-ccf5-e911-94d7-f4e9d4a75ba2	741		QM/Agency Safe Harbor		Credit		Failure to obtain Documentation	Missing note and/or loan terms for $XXX,XXX loan reflecting a P&I payment not to exceed $X,XXX.XX as submitted to DU.	10/24 XX: Note attached. The loan amount is actually XXX,XXX	10/28/2019: Lender provided Note and CD verifying PITIA of refinance on REO property. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.65 months reserves, loan qualified with 68.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.40%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363337	b476f427-b8f5-e911-94d7-f4e9d4a75ba2	1638		QM/Agency Safe Harbor		Credit		Failure to Satisfy Existing Debt	The Lender's loan approval reflects a $0 balance and $0 monthly payment for revolving account reflecting $XX,XXX balance and $XXX monthly payment on credit report dated XX/XX/XXXX. Satisfaction not provided.	10/24 XX: Please see attached AUS. This was a clerical error and the payment/balance are included	10/28/2019: Lender provided updated AUS reflecting the debt with balance of $XX,XXXX and payment of $XXX was included in total debt calculation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.65 months reserves, loan qualified with 68.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.40%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363337	27a89eff-c1f5-e911-94d7-f4e9d4a75ba2	1639		QM/Agency Safe Harbor		Credit		Failure to Satisfy Liens	The Lender's loan approval and/or closing instructions require satisfaction of existing liens on schedule of real estate owned and reported on credit report dated XX/XX/XXXX. Missing documentation following liens paid off: mortgage account with balance of $XXX,XXX; mortgage account with balance of $XX,XXX; mortgage account with balance of $XXX,XXX; mortgage account with balance of $XX,XXX. Satisfaction not provided.	10/24 XX: Attached	10/28/2019: Lender provided CD for refinance of one of the REO properties that evidenced the payoff of the liens required on the AUS. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.65 months reserves, loan qualified with 68.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.40%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363337	daaf2e66-ccf5-e911-94d7-f4e9d4a75ba2	1		QM/Agency Safe Harbor		Credit		General Credit Exception	Missing note and/or loan terms for $XXX,XXX loan reflecting a P&I payment not to exceed $X,XXX.XX as submitted to DU.	10/24 XX: Attached	10/28/2019: Lender provided Note with mortgage amount of $XXX,XXX, verifying new payment and refinance of REO property. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.65 months reserves, loan qualified with 68.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.40%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363337	862ba028-05f5-e911-94d7-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to [Name of the AUS] if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 12.63%.  Due to the improper calculation of income and debts, the actual DTI is 20.75%.  The lender qualified borrower's primary residence PITI as $X,XXX.XX.  However, a mortgage statement in file reflects payment of $X,XXX.XX.  Lender did not include $XXXX.XX/month partnership loss for borrower and $X,XXX.XX/month partnership loss for coborrower as reflected for business A on Schedule E Part II of XXXX tax return.
										10/24 XX: Please see attached with a higher DTI and the file is eligible	10/28/2019: Lender provided updated AUS. DTI is within tolerance of updated AUS. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.65 months reserves, loan qualified with 68.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.40%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301401698	99277bab-3cff-e911-94d7-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 30 business days prior to the note date. The VVOE for the co-borrower is greater than 30 days prior to note date.	11/6 XX: See attached showing it was verified on XX/XX/XXXXX 11/5 XX: Attached	11/07/2019: Received verbal verification of employment. XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition cleared.11/06/2019: Audit reviewed the Lender's documentation and determined the XXX verification states "verified on XX/XX/XXXX". VVOE in file for the co-borrower is XX/XX/XXXX; Note is dated XX/XX/XXXX. Condition remains.	Disposable Income is higher than guideline minimum UW Guides requrie no disposable income, loan qualified with $XX,XXX.XX in disposable income. Years on Job Borrower has 5.58 years on job. Reserves are higher than guideline minimum UW Guides require 13.25 months reserves, loan qualified with 27 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347651	309914ec-33ea-e911-abc7-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. No Cure - Missing document not provided.	XX 10/10/2019 – Please see attached	10/11/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 31.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 820 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 652 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347651	469c95c2-40e9-e911-abc7-f4e9d4a75a52	2592		Not Covered/Exempt		Credit		Missing Subordination Agreement	Missing subordination agreement for existing solar lien on title transferred by prior owner to borrowers.	10/9 XX: See attached	10/10/2019: Lender provided subordination agreement. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 31.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 820 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 652 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347651	73396ce5-30ea-e911-abc7-f4e9d4a75a52	848		Not Covered/Exempt		Credit		Sales Contract is Not Signed by all Parties With Ownership Interest	The sales contract is not signed by the Co-borrower. Please provide fully executed contract with co-borrower listed as purchaser.	10/9 XX: Please rescind. This is not a guideline. Also see loan number XXXXXXXXXX in your system where it was determined this is not necessary	10/10/2019: Audit has determined that the file contains a valid purchase contract, the borrower agreed to be bound by the terms of the financial contract (purchase agreement) by signing and agreeing to said terms and by procuring financing to acquire the property. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 31.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 820 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 652 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347650	cabbc226-be27-41e4-9eb7-8ae5bf9a19ef	2827		QM/Agency Safe Harbor		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.	XX 10/11/2019 – Please see attached	10/16/2019: Lender provided the initial LE dated XX/XX/XXXX which has the Appraisal disclosure on page 3 and was dated within 3 days of the application date. Condition Cleared.10/07/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Total Monthly Payments are lower with debt consolidation Total monthly payments are lower with debt consolidation.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301347650	f0783d56-fa81-4dca-a65c-ed009724aa72	50		QM/Agency Safe Harbor		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		10/15/2019: Received evidence the Borrowers received the FACTA Notice. Condition cleared.10/07/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Total Monthly Payments are lower with debt consolidation Total monthly payments are lower with debt consolidation.		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301347650	9946d9b7-b142-4fba-b66c-e37a8dd0989d	48		QM/Agency Safe Harbor		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		10/15/2019: Received attestation no affiliates. Condition cleared.10/07/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Total Monthly Payments are lower with debt consolidation Total monthly payments are lower with debt consolidation.		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301347650	f67b50ad-18aa-4a40-a296-e73e614030a6	3228		QM/Agency Safe Harbor		Compliance		Missing Loan Estimate / LE Not in File	The LE is missing from the loan file.	XX 10/11/2019 – Please see attached	10/16/2019: Lender provided the initial LE dated XX/XX/XXXX e-signed by the Borrower on XX/XX/XXXX. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Total Monthly Payments are lower with debt consolidation Total monthly payments are lower with debt consolidation.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347650	322521c0-34e9-e911-abc7-f4e9d4a75a52	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/8/19 XX - Please see the attached VOB approval	10/09/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Total Monthly Payments are lower with debt consolidation Total monthly payments are lower with debt consolidation.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347650	ff4fcd43-b1ea-e911-abc7-f4e9d4a75a52	915		QM/Agency Safe Harbor		Credit		Missing asset documentation	AUS require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 2 months' bank statements on all accounts and a 401k Statement.	11/7/19 XX - Please see the attached two months of bank statements which covers the reserve requirement.10/14/19 XX -The borrower is getting cash back at closing. Assets did not need to be verified. Please rescind this condition.	11/08/2019: Audit review of the 2 bank account statements for Asset 1 on the Final 1003 deemed acceptable, reserve requirement met. Condition Cleared.10/16/2019: Audit reviewed Lenders response, however; loan requires 6 months reserves and cash out can not be utilized for reserves. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Total Monthly Payments are lower with debt consolidation Total monthly payments are lower with debt consolidation.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347650	a610e017-37e9-e911-abc7-f4e9d4a75a52	914		QM/Agency Safe Harbor		Credit		Missing income documentation	Per AUS, two years personal tax returns are required for Self employed borrowers. Missing personal tax returns.	10/8/19 XX - Please see the attached two years of tax transcripts in lieu of tax returns.	10/10/2019: Audit reviewed Lender's response and the provided XXXX and XXXX Tax Transcripts and has determined the transcripts are acceptable per XXXX guidelines. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Total Monthly Payments are lower with debt consolidation Total monthly payments are lower with debt consolidation.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347650	645f0cba-34e9-e911-abc7-f4e9d4a75a52	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	AUS require 2 years IRS transcripts. Transcripts not provided.		10/10/2019: Lender provided XXXX and XXXX tax transcripts. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 Years in Field Borrower has 10 years in Field Total Monthly Payments are lower with debt consolidation Total monthly payments are lower with debt consolidation.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363335	ae46e64d-3df4-e911-94d7-f4e9d4a75ba2	793		QM/Agency Safe Harbor		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	10/23 XX: Attached	10/25/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.60 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.95 % DTI is lower than guideline maximum UW Guides require FICO of 700, loan qualified with FICO of 714		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363335	6ca66496-bef4-e911-94d7-f4e9d4a75ba2	914		QM/Agency Safe Harbor		Credit		Missing income documentation	Missing 2 years W-2's or Written VOE documenting all YTD and two most recent year earnings as required by AUS.	10/22 XX: Please rescind.There are year end paystubs for XXXX and XXXX in the file which can be used in lieu of W2's or WVOE's	10/25/2019: Audit reviewed Lenders response. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.60 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.95 % DTI is lower than guideline maximum UW Guides require FICO of 700, loan qualified with FICO of 714		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347649	1a7af2fc-39e9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk Score 3.1.	10/08/2019: CDA	10/08/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357111	6ef5f99f-87ef-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation that Property A on the Schedule E of the most recent tax returns has been sold and the mortgage has been paid in full.	10/18/2019: Please see attached.	10/18/2019: Audit reviewed evidence property A was sold, and has determined that sufficient documentation was submitted to verify the sale prior to closing. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 61.29 months reserves, loan qualified with 10.60 months reserve DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357111	0d3bfe68-09f0-e911-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing signed federal individual tax returns as required by AUS. Unsigned copy in file.	10/18/2019: Please see attached.	10/18/2019: Audit reviewed documentation submitted, and has determined that the Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 61.29 months reserves, loan qualified with 10.60 months reserve DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338787	8a6f4a03-fbe1-e911-abc7-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. (verify additional documentation required with Lender guidelines) File is missing XXXX W2.	10/04/2019: Please see attached.10/1/19: Please rescind. We are only using the borrower's base rate. We would only require the most recent years W2.	10/04/2019: Audit reviewed employment verification as per AUS #16, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 10/02/2019: Audit reviewed lender’s rebuttal and agrees 2 years W-2s are not required. However, per AUS item #16, income was validated with VOI/VOE reference ID XXXXXXXXXXX dated XX/XX. This document was not provided in the original loan file. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 30.78% Full Documentation The loan is full documentation		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363333	0db26f5f-40f4-e911-94d7-f4e9d4a75ba2	1195		Not Covered/Exempt		Credit		Missing Condo Questionnaire	Missing Condo Questionnaire.	XX 10/23/19: Please see attached showing this was approved for a limited review which LTV restrictions would allow for.	10/24/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347646	e2d95b97-1ae9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, a CU score was not provided.		10/08/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347645	82bd0f8f-f0e9-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/9 XX: See attached	10/10/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347645	ade6b50c-f1e9-e911-abc7-f4e9d4a75a52	1667		Not Covered/Exempt		Credit		Missing HUD from sale of other property owned	Final Hud-1 from previous owned property on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. The file only contained an unsigned estimated settlement statement. Additional conditions may apply.	10/9 XX: Attached	10/10/2019: Audit reviewed the Final Certified Closing Disclosure verifying the previous property on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363330	82c6cf90-62f4-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	10/24/2019: AVM	10/25/2019 – The AVM report value of $XXX,XXX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357107	e7890868-48ef-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation of the new first mortgage on the primary residence.	10/16/19: Please see attached. The file is currently in closing status so we are only able to provide the preliminary CD. This payment is greater than the borrower's current mortgage on this property so we are taking the more conservative route and qualifying them with our higher payment. Please see updated AUS showing the correct mortgage payment as well.	10/17/2019: Received revised AUS and closing disclosure for new, pending PITI for primary residence. The new payment was utilized since higher than current payment. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 459.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.86% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357107	bc2bba00-48ef-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/16/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 459.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.86% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363329	8b60bf37-36f4-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/22/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.00 has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357106	ed626876-79ef-e911-94d7-f4e9d4a75ba2	24		Not Covered/Exempt		Credit		Missing appraisal	The borrower listed on the appraisal does not match borrower on file. Please provide appraisal listing borrower that matches closing documents.		10/21/2019: Received revised appraisal correcting borrower name. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39 months reserves. Years Self Employed Borrower has 5 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357105	1bb2b212-75ef-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The Lender AUS overlays reflect a maximum allowable DTI of 45.00% for REO property. The actual DTI is 45.66%.	10/16 XX: please see attached AUS showing 46% DTI and the file is eligible. Please rescind	10/17/2019: Lender provided updated AUS reflecting 46% approved DTI. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 12.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Years in Field Borrower has 11 years in field		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357105	6d933d3f-7fef-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation to support PITI payment for property #1 listed on the final application.	10/16 XX: See attached CD	10/17/2019: Lender provided verification of PITIA for primary residence. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 12.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Years in Field Borrower has 11 years in field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363327	6f9f3a5c-d5f4-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines required loan data to be resubmitted to Loan Prospector (LP) if the data changes from the time the AUS was last run. The most recent AUS in file reflects a loan amount of $XXX,XXX CLTV of 58.62% vs. the actual loan amount of $XXX,XXX and CLTV of 59.48%.	XX 10/23/19: Please see attached.	10/24/2019: Lender provided updated AUS. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 713 Years on Job Borrower has 10.67 years on job Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $XXXX9 in disposable income		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301363327	438801cd-d4f4-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. A CU risk score was not available.		10/23/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 713 Years on Job Borrower has 10.67 years on job Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $XXXX9 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357103	3fee3ef4-74ef-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Missing verification for co-borrower's self-employment.
10/24/2019:  Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.10/17/2019:  Requirements for verifying self-employment:  The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 47.05%, loan qualified with DTI of 47.05% FICO is higher than guideline minimum UW Guides require FICO of 790, loan qualified with FICO of 790		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347640	99a73b78-45eb-e911-abc7-f4e9d4a75a52	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 2nd one month statement for XX XXXX account	10/11 XX: Please see attached. DU allows for one month of non liquid assets	10/16/2019: Audit reviewed the Lender's response and agrees. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 5.9 months reserves, loan qualified with 14.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 37.83%, loan qualified with DTI of 37.83% FICO is higher than guideline minimum UW Guides require FICO of 780, loan qualified with FICO of 780		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347640	9133fe68-45eb-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	10/15/2019: Only one year is required. See attached	10/15/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 5.9 months reserves, loan qualified with 14.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 37.83%, loan qualified with DTI of 37.83% FICO is higher than guideline minimum UW Guides require FICO of 780, loan qualified with FICO of 780		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347640	9041915b-31e9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		10/09/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 5.9 months reserves, loan qualified with 14.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 37.83%, loan qualified with DTI of 37.83% FICO is higher than guideline minimum UW Guides require FICO of 780, loan qualified with FICO of 780		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386287	554133d5-6efa-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	10/31/2019: Please rescind. See page 775	10/31/2019: Audit reviewed evidence for VOB document source located on page 775, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 5 years on job Full Documentation The loan is full documentation		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386287	d0b44586-64fa-e911-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Missing evidence of Insurance for property #1 and 2 as listed on the final 1003	10/31/2019: Please rescind. See page 134 and 142	10/31/2019: Audit reviewed evidence of insurance for properties, and has determined that sufficient documentation was located within the loan file via pages 134, 142 and 183. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 5 years on job Full Documentation The loan is full documentation		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386287	3819755c-61fa-e911-94d7-f4e9d4a75ba2	914		Not Covered/Exempt		Credit		Missing income documentation
Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  (verify addition documentation required with Lender guidelines) File is missing XXXX and XXXX executed tax returns for the co-borrower and Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  (verify additional documentation required with Lender guidelines) File is missing most recent paystub or a Written Verification of income for the borrower.
										11/7 XX: See attached VOE. 11/4 XX: See attached paystub which was previously attached 10/31 XX: Please rescind. XXX has a variance that allows for them to be dated within 4 months 10/31/2019: Please rescind. The XXXX and XXXX returns are in the submission. Also please see attached paystub
11/08/2019: Audit reviewed lender response and has determined the WVOE provided was sufficient to meet guideline requirements.  Condition cleared.11/05/2019: Audit reviewed Lender response, however; pay stubs provided for borrower and co-borrower do not verify employers name and source of information per XXXX ("Documents must clearly identify the employer’s name and source of information. The original source of the information must be a third party, such as the borrower's human resources department, personnel office, payroll department, company's payroll vendor, or supervisor."). Condition remains.11/04/2019:  Lender has a variance that allows pay stubs to be 4 months prior to the note date.  Per AUS, item #15, document income with a pay stub and prior year W-2 or standard verification of employment.  Audit reviewed original loan file and no pay stub or WVOE for borrower (XXXXXX) was located.  Condition remains.10/31/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that personal and business returns were located within the original loan file. 4506T's were executed and dated for personal and business returns. Pay stubs provided do NOT meet XXXX requirements for "must be dated no earlier than 30 days prior to the initial loan application date". Appears to be from XXXXXXX to XXXX. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves Years on Job Borrower has 5 years on job Full Documentation The loan is full documentation		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347639	faeb40e1-41e9-e911-abc7-f4e9d4a75a52	2857		Not Covered/Exempt		Credit		Cash Out Amount Exceeds Guideline Maximum	Lender guidelines allow a maximum cash out of $XX,XXX.XX , per the final CD the borrower received a cash out amount of $XX,XXX.XX. The lender did not include all the consumer debts paid off at closing along with the cash in hand.		10/10/2019: Received revised AUS findings. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 43.03% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357101	78de6b2d-26f0-e911-94d7-f4e9d4a75ba2	1		Not Covered/Exempt		Credit		General Credit Exception	Missing documentation that rental property A located on XXXX Schedule E page 2 has been sold.	10/21 XX: See attached property profile report showing it was sold XXXXXXX XXXX. Rental income from this property is not being used to qualify so the rental days are irrelevant XX/XX XX: Please rescind and reference the loan integrity fraud report submitted that shows this property was sold in XXXXXXX XXXX XX/XX XX: Please rescind. Property A (XXXX XXXXXXXXX) is listed as real estate owned and all expenses associated are accounted for	10/23/2019: Lender provided verification property A was sold prior to loan closing. Condition cleared.10/21/2019: Audit reviewed lender’s rebuttal and original loan file. Fraud report states date last reported XX/XX/XXXX. However, XXXX Schedule E reflects property was rented for 365 days. Condition remains.10/17/2019: Property A in question is Schedule E page 2 (page 85) XXXX XXXX XXXXXX. Condition remains.	Reserves are higher than guideline minimum UW Guides require 64.70 months reserves, loan qualified with 7.88 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Years in Field Borrower has 20 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357101	ea6dd811-24f0-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation for the new mortgage on Property #4 on the Final Application, evidencing the prior loan was paid in full and the monthly payment does not exceed $X,XXX.XX.		10/19/2019: Received executed closing disclosure verifying PITI for REO #4. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 64.70 months reserves, loan qualified with 7.88 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Years in Field Borrower has 20 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363323	0febf49b-bff4-e911-94d7-f4e9d4a75ba2	1688		QM/Agency Safe Harbor		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for REO #2 on the final application not provided.	XX 10/28/19: Please clear. The documentation provided supports the taxes and insurance being escrowed for this mortgage. Additionally we were already including the HOA dues in our calculation.10/23/19: Please see attached. This along with the XXXXX XXXXX statement included on page 132 would show that this is collecting for enough escrow to cover both taxes and insurance.	11/01/2019: Audit reviewed the Lender response and reviewed the loan file. Audit determined P&I = XXXX.XX + tax XXX.XX + insurance XXX.XX and HOA $XX = XXXX.XX with DTI of 44.51%. Condition Cleared.10/25/2019: Received evidence of taxes and insurance. P&I $XXXX.XX + tax $XXX.XX + insurance $XXX.XX + HOA $XX = $XXXX.XX. Revised DTI 46.08%. Per agency guidelines, if the DTI exceeds 45% and was approved at less it needs to be resubmitted. Please provide updated AUS. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721 Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $310 Years in Field Borrower has 20 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363321	d524b468-3ff4-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/23/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363320	f073eabc-e4f4-e911-94d7-f4e9d4a75ba2	2992		Not Covered/Exempt		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	10/25 XX: Please see attached. The parcel is correct on the appraisal. The one used by title is listed as well and it is clear that they are merely extra digits10/23 XX: Please rescind. This is a conventional loan so either the parcel or legal description need to match between title and the appraisal in order to be eligible
11/01/2019: Audit reviewed the XXX XXXXXXXXX XXXXXX Property Report and APN# is same as on the Appraisal.  Audit re-analyzed the APN numbers on all pertinent documents and has determined that the extra trailing digit is what is called a “check digit.” The computer does a math calculation of all the numbers in the assessor’s parcel number based on specific formula – if the answer to the math calculation matches the “check digit” the computer knows that the typist typed in the correct assessor’s parcel number combination. Condition cleared.10/25/2019: Audit reviewed Lenders response, however; please provide APN# corrected on the Appraisal. Condition remains.
												FICO is higher than guideline minimum UW guides FICO require 680, loan qualified with 807 FICO. Years Self Employed Borrower has been self-employed for 16 years. DTI is lower than guideline maximum UW guides maximum DTI 43%, loan qualified with 7% DTI.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301363320	0118afcf-d7f4-e911-94d7-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	Missing complete AUS results. AUS LP in the loan file reflects 1-7 pages; missing page 1, 4-7. Additional conditions may apply	10/23 XX: Attached	10/25/2019: Lender provided all pages of AUS. Condition cleared.	FICO is higher than guideline minimum UW guides FICO require 680, loan qualified with 807 FICO. Years Self Employed Borrower has been self-employed for 16 years. DTI is lower than guideline maximum UW guides maximum DTI 43%, loan qualified with 7% DTI.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301357099	865cd0a7-6b16-4e49-a5d8-c97ee27f36d8	50		QM/Agency Safe Harbor		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		10/18/2019: Received evidence the Borrowers received the FACTA Notice. Condition cleared.10/15/2019: Finding deemed non-material, Loan will be graded a B for all agencies.	FICO is higher than guideline minimum Underwriting Guides require a 700 FICO, loan qualified with 751 FICO. DTI is lower than guideline maximum DTI guides maximum DTI of 50%, Loan qualified with a DTI of 48.61% Reserves are higher than guideline minimum Underwriting guides require 7.87 months reserves, loan qualified with 17 months reserves		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301357099	682c44a0-5cef-e911-94d7-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing evidence of new Mortgage payment and taxes for REO #2.	10/16 XX: See attached CD	10/17/2019: Lender provided verification of new PITIA for REO #2. Condition cleared.	FICO is higher than guideline minimum Underwriting Guides require a 700 FICO, loan qualified with 751 FICO. DTI is lower than guideline maximum DTI guides maximum DTI of 50%, Loan qualified with a DTI of 48.61% Reserves are higher than guideline minimum Underwriting guides require 7.87 months reserves, loan qualified with 17 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357099	dc4adcc3-5cef-e911-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	AUS requires IRS transcripts. Transcripts not provided.		10/24/2019: Audit reviewed the XXXX/XXXX Tax Transcripts for the borrower and has determined that AUS item #17 was validated by documentation submitted. Condition cleared.	FICO is higher than guideline minimum Underwriting Guides require a 700 FICO, loan qualified with 751 FICO. DTI is lower than guideline maximum DTI guides maximum DTI of 50%, Loan qualified with a DTI of 48.61% Reserves are higher than guideline minimum Underwriting guides require 7.87 months reserves, loan qualified with 17 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363319	1828cce2-32f4-e911-94d7-f4e9d4a75ba2	2992		Not Covered/Exempt		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	10/22 XX: Please rescind. This is a conventional loan so only one of the parcel or legal description needs to match between the title commitment and the appraisal	10/24/2019: Audit reviewed Lender’s rebuttal, title, mortgage and appraisal. The APN numbers are consistent. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves Years in Field Borrower has 14 years in Field Full Documentation The loan is full documentation		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363319	612e3102-40f4-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		10/22/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves Years in Field Borrower has 14 years in Field Full Documentation The loan is full documentation		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363318	885fd213-eff4-e911-94d7-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Missing documents to verify recent refinanced PITI for OREOs 1 &2 on URLA. The AUS in file used the new/pending payment amounts in calculating DTI, no documentation in file. Additional Conditions may apply.	XX 10/23/19: Please see attached CDs. Also no Oreos present in file. :)	10/25/2019: Audit reviewed lenders response and REO documentation provided and has determined the documentation is acceptable. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $2,117.81 Reserves are higher than guideline minimum Guides require 7.38 months’ reserves, loan qualified with 15 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363318	671a74fd-a6f6-e911-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax transcripts as required by the AUS was not provided.	10/28/2019: Please see attachment	10/28/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $2,117.81 Reserves are higher than guideline minimum Guides require 7.38 months’ reserves, loan qualified with 15 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357097	a10ec05c-2cf0-e911-94d7-f4e9d4a75ba2	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 1 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing terms and conditions of withdrawal and source account of down payment.	10/18/2019: Please see attached.	10/18/2019: Audit reviewed 401K terms, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 4.95 months reserves, loan qualified with 193 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years on Job Borrower has 19.42 years on job.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357097	6647c901-1bf0-e911-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided. Mtg stmt does not confirm if taxes and insurance are escrowed.	10/18/2019: Please rescind. The monthly tax amount for this property would be $XXX.XX/mo. The escrow amount being collected would be $XX.XX/mo more than this amount. We are able to safely assume both are escrowed in this case.	10/18/2019: Audit reviewed the Lender Rebuttal, as well as the REO Mortgage Statement on page 335, and has determined that sufficient evidence (via property detail with tax info p346) documents the annual tax amount. Escrow Monthly amount minus tax amount, after calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 4.95 months reserves, loan qualified with 193 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years on Job Borrower has 19.42 years on job.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357097	6ed08d22-1bf0-e911-94d7-f4e9d4a75ba2	1667		Not Covered/Exempt		Credit		Missing HUD from sale of other property owned	Final Hud-1 from Property C on the XXXX Schedule E evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		10/24/2019: Received certified, final settlement statement netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 4.95 months reserves, loan qualified with 193 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years on Job Borrower has 19.42 years on job.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363315	b8292553-5dc2-4809-8a2c-be35d6775016	3175		Not Covered/Exempt		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXXX reflects an Loan Origination Fee of $XXX.XX with no resulting COC for any subsequent disclosures. Final CD reflects a Loan Origination Fee $XXX.XX for a variance/refund required of $XX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	10/31/2019: please see attached	10/31/2019: Audit review of Rate Lock Confirmation and initial CD confirms origination fee, therefore no refund is required. Documentation submitted is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.4 months reserves FICO is higher than guideline minimum Borrower qualified with a high FICO score of 749 Years in Field Borrower has 8 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363315	a834e657-5df4-e911-94d7-f4e9d4a75ba2	2992		Not Covered/Exempt		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	XX 10/24/19: Please rescind. The tax bill on file verifies that the APN on the appraisal is the GEO ID for this property. The security instrument also has the correct APN according to the tax bill.	10/28/2019: Audit re-analyzed the loan file and has determined that the Appraisal reflects the GEO ID for this this property. The Security Instrument also has the correct APA according to the tax certificate on page 329. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.4 months reserves FICO is higher than guideline minimum Borrower qualified with a high FICO score of 749 Years in Field Borrower has 8 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363313	7fd02baa-5149-4023-8368-4b3a53fd15e5	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	10/22 XXX Please see attached	10/24/2019: Lender provided the Notice to Home Loan Applicant & Consumer Score Disclosure for Borrower and Co-Borrower. Condition cleared.10/21/2019: Finding deemed non-material, loan will be graded a B for all agencies.			Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301347637	c0f64d55-a9ea-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		10/11/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 12.7 years per UT Secretary of State Business websi Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.9 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347637	e04d4ccb-5eea-e911-abc7-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Missing executed XXXX Business Tax Return	10/10/19: Please rescind we have a wet signed 4506T for this business on file.	10/11/2019: Audit reviewed 4506-T and has determined the 4506T is acceptable in lieu of the signed tax returns per agency guidelines. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 12.7 years per UT Secretary of State Business websi Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.9 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347637	75b683a4-5eea-e911-abc7-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Missing executed XXXX Joint Tax Return	10/10/19: Please rescind we have tax transcripts on file.	10/11/2019: Audit reviewed tax transcript and has determined the transcript is acceptable in lieu of the signed tax returns per agency guidelines. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed Borrower has been Self Employed for 12.7 years per UT Secretary of State Business websi Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.9 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301357095	858b34c8-1ef0-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing evidence of PITI for REO 4 listed on final 1003. Additional conditions may apply.	10/17 XX: Attached CD	10/18/2019: Lender provided final CD for property #4. Exception cleared.	FICO is higher than guideline minimum Lender Guideline minimum FICO is 680, loan qualified with 771 FICO. Reserves are higher than guideline minimum AUS requires 2 months' reserves, loan qualified with 162 months' reserves. Years on Job Borrowre has 5.5 years on job.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401680	d37b3bda-ea00-ea11-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided.		11/13/2019: A CDA provided reflecting a value of $X,XXX,XXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363310	3e988a74-b615-42e9-aa3d-b5ba23f2f2cb	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	10-23-19 XX Please see attachment	10/24/2019: The Lender provided the Notice to Home Loan Applicant & Consumer Score Disclosure for the Borrower. Condition cleared.10/21/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $5,531.58 in disposable income. CLTV is lower than guideline maximum UW guides maximum CLTV of 75%, loan qualified with CLTV of 49.46%. Years Self Employed Borrower has been self-employed for 16.83 years.		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301363310	e7e5e6c5-49f4-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX 10/22/19: Please see attached.	10/23/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $5,531.58 in disposable income. CLTV is lower than guideline maximum UW guides maximum CLTV of 75%, loan qualified with CLTV of 49.46%. Years Self Employed Borrower has been self-employed for 16.83 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363310	cf9fe042-21f4-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/23/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a -7.5% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $5,531.58 in disposable income. CLTV is lower than guideline maximum UW guides maximum CLTV of 75%, loan qualified with CLTV of 49.46%. Years Self Employed Borrower has been self-employed for 16.83 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301338783	9f877217-afe3-e911-abc7-f4e9d4a75a52	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Property Tax fee reflected in section H of the final Closing Disclosure should be reflected in section F. No Cure.		9.30.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 700 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.20% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.40 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301338783	9d1a9213-2920-4383-9acb-7710b24b1bda	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	An Appraisal fee of $$XXX was not reflected in section B of the final Closing Disclosure despite evidence of an Appraisal Update in the file. The Appraisal fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		9.30.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 700 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.20% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.40 months reserves		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301338783	97f4b305-aee3-e911-abc7-f4e9d4a75a52	909		Not Covered/Exempt		Credit		Missing AUS results	The AUS (DU) in file is incomplete. The Proposed Monthly Payment section is incomplete.		9.30.19: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 700 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.20% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.40 months reserves		Y		3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301338783	3cf8d467-afe3-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Risk Score not available.		10/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 700 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.20% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.40 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363309	4c689fce-15f4-e911-94d7-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.	10/22 XX: Please rescind. XXX has a variance that allows these to be within 30 days. It is also on page 71 of the submission	10/24/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 Full Documentation The loan is full documentation		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363309	746ec0e3-13f4-e911-94d7-f4e9d4a75ba2	2664		Not Covered/Exempt		Credit		Missing Purchase contract addendum	reflecting Seller Credit of $X,XXX.XX as reflected on Final CD. The addendum to contract in file reflects the Seller Credit as $Xk.	10/24 XX: Please rescind and see attached seller CD. The $XXXX is confirmed. The remainder is made up of the county transfer tax listed on page 2 10/22 XX: Please rescind. Per XXXX IPC limits, the maximum amount of concessions were given. Also see attached confirming
10/25/2019:  Audit reviewed Lender’s rebuttal and original loan file.  Per contract seller to pay for transfer tax.  Per seller addendum, dated XX/XX, page 107, seller credit $XXXX.  Per buyer addendum, dated XX/XX, page 102, seller credit $XXXX.  However, per agency guidelines, maximum contribution allowed for investment property is 2% = $XXXX.  Per Seller CD, seller credit $XXXX + transfer tax $XXX.XX = $XXXX.XX.  Per Buyer CD, Seller credit $XXXX.XX.  The buyer’s CD reflects transfer tax in the buyer’s column, and it should be reflected in the Seller’s column.  Condition cleared, loan will be rated a B for all agencies.10/24/2019: Audit reviewed Lenders response, however Final CD has seller credit of $X,XXX.XX > $X,XXX.XX (2% max concession). Exception remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789 Full Documentation The loan is full documentation		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301401677	20d46312-1a00-ea11-94d7-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The prepaid property taxes are reflected in section H of the final Closing Disclosure. All prepaid fees should be listed in section F of the CD. Provide corrected CD and letter of explanation to the Borrower.	11/11 XXX Please see attached.	11/12/2019: Audit reviewed the corrected Post Closing CD, LOE to the Borrower & proof of delivery and has determined that the condition remains non-material per SFIG Guidance, loan will be graded a B for all agencies.11/05/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301363308	82eca2b8-dbf4-e911-94d7-f4e9d4a75ba2	1		QM/Agency Safe Harbor		Credit		General Credit Exception	Missing primary housing payment including monthly HOA dues.	10/23 XX: Attached CD	10/24/2019: Lender provided the Final Closing Disclosure for Borrower's primary residence refinance stating the monthly P&I, Insurance and Taxes payment and 1st lien payoff. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0.54 months reserves, loan qualified with 131.60 months reserves Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $11,153.49 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363307	2e446195-4ef4-e911-94d7-f4e9d4a75ba2	914		QM/Agency Safe Harbor		Credit		Missing income documentation	Per AUS findings Borrower needs to provide W-2(s) for the most recent calendar year. Missing W-2	XX 11/12/19: Please see attached email from XXXXX and borrower's business license showing employment in XXXX. XX 11/7/19. Please rescind. The borrower was self employed until this year. There is no W2 for XXXX and we have provided you with all necessary documentation. XXXX returns and extension for XXXX. XX 10/22/19: Please rescind. The borrower was previously self employed and they are currently on extension for XXXX based on the documentation in file. Please see page 102 and 110. We have the XXXX returns on file to document previous earnings.
11/13/2019: Audit reviewed lenders response and has determined the real estate license provided reflects borrower's real estate license was active in XXXX, which would verify borrower's self-employment for XXXX to cover a full 2 years employment history.  Condition cleared.11/08/2019: Audit reviewed lenders response and has determined the borrower was previously self-employed starting current job 6 months prior to subject loan closing per VVOE.  The XXXX tax returns were in the loan file with verification of extension for XXXX.  A W2 would not be available for XXXX since borrower was self-employed; however, the XXXXXXX XXX guidelines 5303.2 requires 2 year stable employment history prior to returning to the workforce.  Documentation required to document a stable employment history for XXXX.   Condition remains.  10/24/2019: Audit reviewed lenders response and has determined the AUS requires a pay stub and previous years W-2 or a WVOE.  The W-2 or the WVOE was not found in the loan file.  Condition remains.
												Full Documentation Full Documentation DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 45.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363307	cb898860-34f4-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/23/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Full Documentation Full Documentation DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 45.26% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363305	169b2bcb-35f4-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence of property taxes for subject property not provided. Monthly tax amount on final CD of $XXX.XX does not correspond with the monthly tax amount of $XXX.XX on the appraisal,$XXX.XX on preliminary title report or $XXX.XX, which is the state’s calculation of 1.25% of the sales price. Provide evidence of tax calculation.	10/25/2019: The AUS previously attached reflects the accurate tax and HOI calculation (XXX.XX +XXX.XX). Please clear this condition and add the appropriate compliance conditions to correct the XX XX/XX XX: Please see attached AUS reflecting 1.25% of the purchase price
10/25/2019: Audit reviewed the Lender Rebuttal, and has determined that lender concurs with tax calculation of $XXX.XX. Subject loan is a non-owner occupied purchase (non-escrow), therefore TRID findings are not applicable (no additional findings required). Condition cleared.10/24/2019:  Audit reviewed the Lender response and determined 1.25% of sales price would be $XXX.XX + Insurance monthly payment of XXX.XX = XXX.XX. The estimated taxes, insurance & Assessments on the Final CD state $XXX.XX a month, a difference of $X.XX.  Evidence of tax calculation missing from the loan file.  Condition Remains.
												FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 786 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 182 month reserves Years on Job Borrower has 21.92 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363301	ee56aba1-1ff5-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 42.00%. Due to the improper calculation of rental income, the actual DTI is 49.33%. The lender used monthly rental income of $X,XXX.XX and $X,XXX.XX. Audit used monthly rental income of $X,XXX.XX and $X,XXX.XX as reflected on XXXX & XXXX schedule E.	11/13/2019: Please see attached for subject property rental income. Please see attached repairs expenses as well as letter from borrower who self prepared their tax returns showing the fair rental days on the subject property due to the repairs. LOX is post-consummation but LP does not have a requirement for all documentation to be dated prior to consummation date.	11/13/2019: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. DTI is within tolerance. Condition cleared.	No Mortgage Lates Credit report verifies 24 months payment history with no late payments reported Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum Loan qualified with 9.20 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301363300	ea1ca914-8b28-431e-88b2-9984c2338fba	50		QM/Agency Safe Harbor		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	10-23-19 XX Please see attachment	10/24/2019: Lender provided FACTA. Exception cleared.10/21/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 14.83% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 221.60 months reserves		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301363300	ea1c4a14-26f4-e911-94d7-f4e9d4a75ba2	793		QM/Agency Safe Harbor		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	10/23 XX: Attached	10/24/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Exception cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 14.83% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 221.60 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363300	53e46d32-b9f4-e911-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	AUS requires IRS transcripts. Transcripts not provided.	10-24-19 XX Please see attachment	10/25/2019: Lender provided Tax Transcripts. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 14.83% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 221.60 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363299	f83dce8b-a1e1-4318-9c55-d5557cc08d6b	3165		Not Covered/Exempt		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure - Missing document not provided.	10/24 XXX 9/10/19 represents the date the file was imported to us. Our system defaults the application date initially to the file import date (i.e. 9/10/19) until we receive the application from the broker and review it for the earlier of the loan officer's or borrower's signature date which we consider to be the application date (i.e. XX/XX/XXXX).	11/4/2019: Intent to proceed, page 494 is dated XX/XX. Initial LE, page 491, is dated X/XX. Missing corresponding WLSP for initial LE. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies10/25/2019: Audit reviewed Lenders response, however LE dated XX/XX/XXXX PG 491 is missing WLSP. Non-material per SFIG guidance, loan will be graded a B for all agencies. Exception remains downgraded.10/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 11.37 months reserves, loan qualified with 172.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.47%		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301363299	55833cd1-06f5-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	10/23 XX: Please rescind. XXX has a variance that allows for these to be within 30 days	10/25/2019: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 11.37 months reserves, loan qualified with 172.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.47%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363299	aa65e085-28f5-e911-94d7-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for subject property. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Additionally, the AUS Approval requires review of the lease to verify that no provisions exist which may hinder first lien position.	10/23 XX: Please rescind. XXX has a variance that allows for these to be within 30 days	10/25/2019: Audit reviewed Lenders response. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 11.37 months reserves, loan qualified with 172.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.47%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363299	fef8368f-05f5-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 34.02%. Actual DTI, when considering the Borrower’s primary housing expense consisting of Taxes and HOA Fee is supported at 41.21%.	10/23 XX: Attached AUS with a 42% DTI and eligible	10/25/2019: Lender provided updated AUS Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 11.37 months reserves, loan qualified with 172.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.47%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301363299	3372b169-28f5-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Evidence of principal & interest payment for property #2 and #3 on the final application not provided. Additional conditions may apply upon receipt.	10/23 XX: Attached CD's	10/25/2019: Lender provided Final CD's for property #2 and #3. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 11.37 months reserves, loan qualified with 172.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.47%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363299	7f9a1f43-28f5-e911-94d7-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #2 and #3 on the final application not provided. Additional conditions may apply upon receipt.	10/25 XX: Attached10/23 XX: Attached	11/01/2019: Lender provided Evidence of property taxes for property #2. Condition Cleared.10/25/2019: Audit reviewed Lenders response, however please provide property taxes for property # 2 (XXXX XX). Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 11.37 months reserves, loan qualified with 172.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.47%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363299	29823351-28f5-e911-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 and #3 on the final application not provided. Additional conditions may apply upon receipt.	10/23 XX: Attached	10/25/2019: Lender provided Evidence of insurance for property #2 and #3. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 11.37 months reserves, loan qualified with 172.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.47%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363299	4dcf4281-06f5-e911-94d7-f4e9d4a75ba2	1692		Not Covered/Exempt		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence present home is owned free & clear was not provided.	10/23 XX: Attached	10/25/2019: Lender provided property detail for primary residence evidencing no liens. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 11.37 months reserves, loan qualified with 172.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 74%, loan qualified with CLTV of 73.47%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347636	7eaa6a59-45e9-e911-abc7-f4e9d4a75a52	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		10/10/2019: Lender addressed condo warrantability per Client requirements. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45.00%, loan qualified with DTI of 36.68% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Years on Job Borrower has 10 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401675	f6723830-c8eb-4635-b4a5-4b03fc0b1982	3248		QM/Agency Safe Harbor		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX. Provide re-disclosed CD and letter of explanation.		11/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301363298	e9d0586c-fc06-4ca0-bb6d-975f909cb624	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	10/23 XXX Please see attached.	10/25/2019: Lender provided CD dated greater than 3 days prior to consummation dated. Condition cleared.			Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301363298	88580b60-cdf4-e911-94d7-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects Survey Fee Section H versus Section C.	10/24 XXX Disagree - the survey is not required by the lender so should only appear in Section H per TILA 1026.37(g)(4). Please rescind.	10/25/2019: Audit reviewed lenders response and has determined the title reflects a survey is required. Non-material finding, loan will be graded a B for all agencies. 10/22/2019: Finding Deemed Non Material and will be graded a B for all agencies			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301357092	8f2f1be2-2f35-49fe-af45-554b9c2f83ae	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	10/17/2019: Please see attachment	10/17/2019: Audit reviewed FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.10/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.			Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301357092	f7ea45c5-09ef-e911-94d7-f4e9d4a75ba2	3297		Not Covered/Exempt		Compliance		Loan Estimate document error	Section F of the LE dated XX/XX/XXXX indicates prepaids are collected. The number of months collected for the Homeowner's Insurance Premium was not completed. No Cure.	10-17-19 XX This was corrected on the Final CD see attachment	10/17/2019: Correction. Subject loan is a non-owner occupied Cash out refinance and reason is business, therefore finding is not applicable. Condition rescinded. 10/17/2019: Per Compliance, there no cure once CD is issued. Condition remains.			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347635	36c4a5ae-93e9-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided all borrowers businesses.	10/9 XX: Attached	10/11/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Reserves are higher than guideline minimum UW guides require 21 months' reserves, loan qualified witih 234.6 months' reserves DTI is lower than guideline maximum UW guides maximum DTI of 45%, loan qualified with DTI of 25.64% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 807		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347635	58ec3f81-92e9-e911-abc7-f4e9d4a75a52	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the properties B and A on sch E was/were paid off.	10/15 XX: Attached. Borrower does not own 10/11 XX: Please see attached CD which satisfies item #19 on AUS. The previous attachment shows the borrowers no longer own XXXX X XXXXX XXXXX. The property at XXXX X XXX XXXXX is listed as real estate owned for the borrowers and the expenses are included in the DTI10/9 XX: Please see the loan integrity report in file showing that the property was sold. Also see attached showing the other property does not belong to the borrower
10/16/2019: Lender provided verification property XXXX X XX X XXXXXX is titled in borrower's business name and not in borrower's name; therefore, would be included in business income and not REO.  Further, the tax returns do not indicate mortgage interest on that property which is verification there are no mortgages on property.  Condition cleared.  10/15/2019: Audit reviewed Lenders response, however; please provide documentation for property B (XXXX X XX X XXXXXX) that verifies property was paid off. Exception remains10/11/2019:  Audit reviewed the Lender's response and determined the file is missing the Final Settlement the properties B and A on Sch E (pg 53) were paid off as required by the AUS #19.  Condition remains.
												Reserves are higher than guideline minimum UW guides require 21 months' reserves, loan qualified witih 234.6 months' reserves DTI is lower than guideline maximum UW guides maximum DTI of 45%, loan qualified with DTI of 25.64% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 807		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347635	4ec6d549-f3e9-e911-abc7-f4e9d4a75a52	915		Not Covered/Exempt		Credit		Missing asset documentation	The statement for account #1 on final application reflects deposits of $XXXXXX.XX, $XXXXX and $XXXXXX. There is no evidence in the file documenting the source of the deposit.	10/9 XX: Please see attached for the $XXXXXX deposit. The $XXXXX deposit and the $XXXXX deposit were back out from the account. The $XXXXXXX deposit is expired as of the closing date and is outside of the 2 month window we are required to document for DU loans	10/11/2019f: Audit reviewed the Lender's response. Lender provided the signed and dated Closing Disclosure for property sold on X-XX-XXXX and netted $XXX,XXX.XX. Audit re-analyzed assets: Bank statement on page 165 balance of $XXX,XXX.XX minus $XX,XXX dep on X-XX-XX (not documented in file) and minus $XX,XXX dep on X-X-XX`X (not documented in file) = $XXX,XXX.XX. AUS required $XXX,XXX.XX to be verified (closing costs + reserves) = $XX,XXX.XX excess funds. Condition cleared.	Reserves are higher than guideline minimum UW guides require 21 months' reserves, loan qualified witih 234.6 months' reserves DTI is lower than guideline maximum UW guides maximum DTI of 45%, loan qualified with DTI of 25.64% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 807		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301347635	4bf651a9-f3e9-e911-abc7-f4e9d4a75a52	909		Not Covered/Exempt		Credit		Missing AUS results	The AUS (DU) in file is incomplete. Summary Finding section in page 1 of the DU is missing.	10/9 XX: Attached	10/11/2019: Audit reviewed the AUS submitted, and has determined that said document is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW guides require 21 months' reserves, loan qualified witih 234.6 months' reserves DTI is lower than guideline maximum UW guides maximum DTI of 45%, loan qualified with DTI of 25.64% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 807		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301347635	7c61c8f4-f2e9-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for properties #1 and #2 on the final application not provided.	10/15 XX: Please rescind. This is a conventional loan so a blanket statement of "escrow" is acceptable for both taxes and insurance. It is only a guideline to specify this information on non-agency loans10/11 XX: Please see attached for property #1. There is an escrow balance listed10/9 XX: Please rescind. These are both escrowed as documented in the submission package. This is also a conventional file so a statement just stating "escrow" is acceptable for both taxes and HOI
10/16/2019: Audit reviewed lenders response and has determined the AUS and XXXX does not require verification of taxes and insurance.  Condition rescinded.10/15/2019: Audit reviewed Lenders response, however; please provide tax and insurance documentation or credit supplement verifying taxes AND insurance are escrowed for property #1. Note: Escrow must verify what items are escrowed. Exception remains.10/11/2019:  Audit reviewed the Lender's response and determined taxes and insurance information for property #1 is missing from the file.  Please provide tax and insurance or credit supplement verifying taxes and insurance are escrowed.  Documentation for property #2 was located on pages 161 and 204 within the original loan file.  Condition remains for evidence of taxes and insurance on Property #1.
												Reserves are higher than guideline minimum UW guides require 21 months' reserves, loan qualified witih 234.6 months' reserves DTI is lower than guideline maximum UW guides maximum DTI of 45%, loan qualified with DTI of 25.64% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 807		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301347635	eb9df5d3-f2e9-e911-abc7-f4e9d4a75a52	2592		Not Covered/Exempt		Credit		Missing Subordination Agreement	Tax Transcript not provided as required by DU.	10/9 XX: Attached	10/11/2019: Audit review of the XXXX tax transcript the Lender provided deem acceptable, condition cleared.	Reserves are higher than guideline minimum UW guides require 21 months' reserves, loan qualified witih 234.6 months' reserves DTI is lower than guideline maximum UW guides maximum DTI of 45%, loan qualified with DTI of 25.64% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 807		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401672	60fea103-edff-e911-94d7-f4e9d4a75ba2	3181		QM/Agency Safe Harbor		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title- Courier, Endorsement, Messenger, Mobile Notary, Lenders Coverage, Recording Service, Settlement and Sub-Escrow fees are reflected in section B of the final Closing Disclosure . The borrower shopped for their own Title- Courier, Endorsement, Messenger, Mobile Notary, Lenders Coverage, Recording Service, Settlement and Sub-Escrow fees should be listed in section C of the CD. No Cure.		11/05/2019 Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.53% Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 6.10 months reserves Years in Primary Residence Borrower has resided in primary residence for 25 years		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301401672	98f0b1ae-e7ff-e911-94d7-f4e9d4a75ba2	3227		QM/Agency Safe Harbor		Compliance		Missing Closing Disclosure / CD Not in File	Missing interim CD dated XX/XX/XXXX from loan file. No Cure - Missing document not provided.	please see attached	11/07/2019: Lender provided the CD dated XX/XX/XXXX and Borrower e-signed on XX-XX-XXXX as evidenced on the Disclosure Tracking Report page 565. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.53% Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 6.10 months reserves Years in Primary Residence Borrower has resided in primary residence for 25 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401672	f1df23ff-50ff-e911-94d7-f4e9d4a75ba2	840		QM/Agency Safe Harbor		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the primary residence was not provided, Additional conditions may apply.	11/11/2019: See attached policy11/6 XX: Please rescind. The mortgage statement for this property indicates that it is an FHA loan so insurance would be included in the mortgage payment	11/11/2019: Audit reviewed Hazard Insurance Dec page for primary residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 11/07/2019: Audit reviewed the Lender response & determined the final 1003 states the primary residence with the Lender is a REVERSE mortgage & the Credit Report Supplement on page 169 also states REVERSE mortgage. Proof of taxes was provided on page 161. The file is missing a hazard insurance declaration for the primary residence. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.53% Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 6.10 months reserves Years in Primary Residence Borrower has resided in primary residence for 25 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401672	9d129a78-d8ff-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/11/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.53% Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 6.10 months reserves Years in Primary Residence Borrower has resided in primary residence for 25 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386281	fd608d2f-89f9-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Client Overlay Exception, Client to review: The AUS reflects a maximum allowable DTI of 49.65% vs. 45% permitted by Client for investment property.	10/29 XX: Please rescind. Per the AUS findings the file is eligible at the DTI listed	10/31/2019: Audit reviewed lenders response and has determined the loan was a conventional loan with an approved through AUS which approved a DTI of 49.65%. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.58% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.3 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386281	30231512-88f9-e911-94d7-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS guidelines was not provided for borrower.		10/31/2019: Rescind - employment verification provided in file.10/28/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.58% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.3 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401669	10b169b1-43eb-470e-b5df-b51a0322dfb1	1698		QM/Agency Safe Harbor		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Broker and Lender Affiliated Business Disclosures not provided within 3 business days of application date.		11/04/19: This exception is deemed non-material, loan will be graded B for all agencies.			Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301401669	08007399-2bdd-41f0-a880-052766ac40d7	2862		QM/Agency Safe Harbor		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		11/04/19: This exception is deemed non-material, loan will be graded B for all agencies.			Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301401667	9c956174-7b01-ea11-94d7-f4e9d4a75ba2	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure.		11/11/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.67 months reserves, loan qualified with 26.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 47.33% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401667	98d149e5-7a01-ea11-94d7-f4e9d4a75ba2	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.	11/8 XX: Please rescind and see page 83	11/11/2019: Audit reviewed Lender's rebuttal and agrees. Hazard insurance certificate provided in original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 10.67 months reserves, loan qualified with 26.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 47.33% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401667	f99d9191-7b01-ea11-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.3		11/11/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.67 months reserves, loan qualified with 26.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 47.33% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386279	c6d9ed74-bcf9-e911-94d7-f4e9d4a75ba2	915		QM/Agency Safe Harbor		Credit		Missing asset documentation	The statement for account # on final application reflects a deposit of $XXX. There is no evidence in the file documenting the source of the deposit.	XX 10/30/19: Please rescind. This is a business account and these deposits are typical for the business. No other documentation would be required. XX 10/29/19: Assuming you are talking about the million dollar deposit. Please see attached.	11/04/2019: Audit reviewed lenders response and has determined on refinance transactions XXXX does not require documentation or explanations for large deposits and the AUS does not require verification of large deposits. Condition rescinded.10/30/2019: The Lender provided a Seller Final Settlement Statement dated X/XX/XXXX for sale of property. The bank statement on page 210 reflects a large deposit on XX/XX/XXXX with no evidence in the file documenting the source of the deposit. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.30 months reserves Years Self Employed Borrower self-employed 13 years		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386279	e8feb709-bcf9-e911-94d7-f4e9d4a75ba2	1687		QM/Agency Safe Harbor		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #1 (primary residence) on the final application not provided. Provide documentation supporting monthly property taxes in the amount of $XXX.XX. Addition findings may apply.	XX 10/29/19: Please see attached AUS updating the tax amount to the correct amount located on page 98.	10/30/2019: Audit review of the updated AUS corrected the monthly tax amount on primary residence deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.30 months reserves Years Self Employed Borrower self-employed 13 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386279	584396aa-bbf9-e911-94d7-f4e9d4a75ba2	2789		QM/Agency Safe Harbor		Credit		Missing Executed Business Returns	The AUS (DU) in file requires one (1) year signed and dated business returns with all applicable schedule. XXXX 1120S returns in file for borrowers business are not signed and dated.	XX 10/31/19: Please rescind. XXXX XX-X.X-XX allows for a wet signed 4506T to be used in place of signed returns. XX 10/29/19: Please rescind. We have a 4506T on file for this business.	11/04/2019: Audit reviewed lenders response and has determined the 4506T was in the loan file for both personal and business returns which XXXX guidelines allow as alternative documentation for signature on tax returns. Condition rescinded.10/30/2019: Audit reviewed the Lender's response and determined the AUS in file requires one year signed and dated busness tax returns with all applicable schedules. XXXX business return in file are not signed and dated. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.30 months reserves Years Self Employed Borrower self-employed 13 years		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386279	71cbee4e-bbf9-e911-94d7-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	The AUS (DU) in file requires one (1) year signed and dated personal tax returns with all applicable schedule. XXXX personal returns in file are not signed and dated.	XX 10/31/19: Please rescind. We have tax transcripts on file these are acceptable in place of signed returns on DU. XX 10/29/19: Please rescind. We have a 4506T on file the borrower.
11/04/2019: Audit reviewed lenders response and has determined the 4506T was in the loan file for both personal and business returns which XXXX guidelines allow as alternative documentation for signature on tax returns.  Condition rescinded.11/04/2019: Audit reviewed lenders response and has determined the 4506T was in the loan file for both personal and business returns which XXXX guidelines allow as alternative documentation for signature on tax returns.  Condition rescinded.10/30/2019: Audit reviewed the Lender's response and determined the AUS in file requires one year signed and dated personal tax returns with all applicable schedules.  XXXX personal return in file are not signed and dated.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.30 months reserves Years Self Employed Borrower self-employed 13 years		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386278	9dcac3f2-ecf9-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/29 XX: Attached	10/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 755 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $9,756.67		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386278	bf9a034f-edf9-e911-94d7-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	AUS results in file reflects Approved/Ineligible. Missing final AUS results reflecting approved. Additional conditions may apply.	11/5 XX: Attached10/29 XX: Attached	11/06/2019: Lender provided signed signature pages for XXXX personal and business returns. Condition cleared.10/30/2019: Lender provided AUS results through LP reflecting Accept; however, the approval requires signed business and personal tax returns for the previous year. The business and personal returns for XXXX were in the loan file but they were not signed. Please provide signed copy of business and personal tax returns for XXXX. Condition remains.	LTV is lower than guideline maximum Loan qualified with LTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 755 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $9,756.67		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386278	f8608f97-edf9-e911-94d7-f4e9d4a75ba2	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1 for XXXXXXXXX X on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.	10/29 XX: Please rescind. This is not required on conventional LP loans	10/30/2019: Audit reviewed lender response and has determined schedule E for business B reflects business had a positive income. The AUS / LP does not require the K-1 for XXXXXXXXX X and XXXXXXX XXX guidelines indicate if the documentation reflects positive income and that income was not used in qualification additional documentation would not be required. Condition cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 755 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $9,756.67		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386278	3bcf55cf-eef9-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA/AVM was not provided.		10/29/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	LTV is lower than guideline maximum Loan qualified with LTV of 75.00% FICO is higher than guideline minimum Loan qualified with FICO of 755 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $9,756.67		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363287	ac901c78-6b1c-4b5e-8463-4d6b2c6537d5	1665		Not Covered/Exempt		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet.	10-23-19 XX Please see attachment	10/24/2019: The Lender provided the Acknowledgment of Intent To Proceed; bullet point 2 indicates the Borrower received the Home Loan Toolkit Booklet on XX/XX/XXXX, which was within 3 days of application date. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with a FICO of 791 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.20 months reserves Years in Field Borrower has 7 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363287	88c7e517-abf6-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts as required by the AUS was not provided.	10/28/2019: Please see attachment	10/28/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with a FICO of 791 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.20 months reserves Years in Field Borrower has 7 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363286	cb96d004-cff4-e911-94d7-f4e9d4a75ba2	992		QM/Agency Safe Harbor		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to LPA if the data changes from the time the AUS was last run. The most recent AUS in file reflects 25% DTI vs. 39.01%DTI actual. It appears that the Lender qualified the Borrower using lower net rental losses than supported by XXXX Schedule E.	XX 10/23/19: Please see attached. We acknowledge the wrong depreciation amount was used for XXXXX XXXXX XXXX XX but this has been corrected. We are still at a 25.48% DTI. Rent breakdowns as follows. XXXXX XXXXX XXXX Adj rent $X,XXX.XX- Mtg pmt $X,XXX-Tax amount XXX.XX-HOI $XXX.XX=$-X,XXX.XX/mo. XXXX X XXXXX XXX adj rent $X,XXX.XX-Mtg XXX-taxes XXX.XX- HOI XXX.XX- HOA XXX=$XXX.XX/mo. Subject Adj rent $X,XXX.XX-PITIA of $X,XXX.XX=$X,XXX.XX/mo.	10/25/2019: Audit reviewed lenders response and has determined the rental income calculation provided by lender matches the P&I on mortgage and the taxes and insurance listed on schedule E of the tax returns for rental properties. After recalculating the rental income the DTI is within tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.01%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301363286	5cc92e49-4cf4-e911-94d7-f4e9d4a75ba2	724		QM/Agency Safe Harbor		Credit		Missing Documentation	Transaction requires closure of a HELOC. File has an unsigned HELOC Closure Authorization Letter dated X/XX/XXXX, prepared by HELOC Lender to Close Line of Credit and restrict future advances. Provide an executed copy of the HELOC Closure Authorization Letter and Letter of explanation to the borrower along with proof of delivery. Title company requires signed Authorization Letter.	XX 10/31/19: Please see attached.XX 10/23/19: Please rescind. According to the credit report the credit line is no longer available and is in repayment phase. This would show that the credit line has been suspended and not available for draw.	11/01/2019: Audit review of the signed and dated HELOC Closure Letter stating the HELOC was closed is deemed acceptable, condition cleared. 10/25/2019: Audit reviewed lenders response and has determined the title, schedule B, bullet point 3 (I) states a letter executed by all borrowers, must be submitted to the lender instructing the lender to suspend the credit line and agree that no further charges or advances be made or honored by the bank. Please provide the executed HELOC Closure letter per title requirement. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.01%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363286	3c69f16b-c3f4-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score = No score - 2 Unit.		10/23/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.01%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386276	5882084e-4df7-e911-94d7-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	XXXXXX XXX guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.	10/28 XX: Please rescind. signed/dated returns are only a requirement for LP loans. This loan was underwritten in accordance to DU guidelines so this would not be required	10/30/2019: Audit reviewed lenders response and has determined the 4506T was in the file in lieu of signature on tax returns per XXXX XX-X.X-XX and the lease agreement for the rental income was located in the loan file. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386276	93223c60-3bf7-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	Missing review appraisal	10/29/2019: CDA	10/29/2019: A CDA provided reflecting a value of $XXX ,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386274	e937d26c-cef9-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcript not provided for Co-borrower as required by DU	10/31/2019: Please see attached	10/31/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 705 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 72 months payment history with no late payments reported Years in Field Borrower has 15 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386274	20aa3269-cff9-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing CDA/AVM report		10/29/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 705 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 72 months payment history with no late payments reported Years in Field Borrower has 15 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363283	2dec3ceb-c9f4-e911-94d7-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing additional lease/rental agreement for last rental property reflected on final application. The rental income used to qualify does not match the lease agreement provided in the loan file. Provide a lease for additional rents. The lender used a rent amount of $X,XXX @ 75% vs. the lease amount of $X,XXX @ 75%. Additional conditions may apply.	10/25/2019: Please see attached revised AUS with the rental income corrected	10/25/2019: Audit reviewed updated LP, and has determined that the documentation submitted reflects lease amount with DTI of 45%. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 737. Years in Field Borrower has 4 years in Field. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $2,651.28 in disposable income.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357087	2f1c6ff3-40f0-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts as required per DU was not provided.		10/18/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #21 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301357087	d55d0de7-09ed-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/16/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386271	79d73f55-b3f9-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 45.62%. Due to the improper calculation of rental income, the actual DTI is 58.43%. The lender used rental income for Property# 2 on the final 1003 that audit could not document.	11/5 XX: See attached leaseXX/X XX: Please rescind. We have two month’s receipt of rental income for the exact amount listed on the lease for the month of XXXXXX and XXXXXXXXX. The receipt shows the lease is continuing after expiration, and with over a year of rental history, it shows the income stability.	11/06/2019: Audit reviewed lenders response and lease agreement provided for property #2 and has determined the audit DTI is within tolerance of the AUS DTI. Condition cleared.11/05/2019: Audit reviewed Lenders response, however; please provide lease for property #2 on final application. Condition remains.	Years on Job Borrower has 29 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 21.3 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386271	8e55093a-ccf9-e911-94d7-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #2 on the final 1003. The current lease/rental agreement is necessary to verify all consumer rental income.	11/5 XX: See attached lease11/4 XX: Please rescind. We have two month’s receipt of rental income for the exact amount listed on the lease for the month of XXXXXX and XXXXXXXXX. The receipt shows the lease is continuing after expiration, and with over a year of rental history, it shows the income stability.	11/06/2019: Lender provided current lease agreement for property #2. Condition cleared.11/05/2019: Audit reviewed Lenders response, however; please provide lease for property #2 on final application. Condition remains.	Years on Job Borrower has 29 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 21.3 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386271	3a05e690-b3f9-e911-94d7-f4e9d4a75ba2	1667		Not Covered/Exempt		Credit		Missing HUD from sale of other property owned	Final Hud-1 from REO C on Schedule E of XXXX tax returns evidencing liens paid was not provided. Additional conditions may apply.	10/29 XX: Attached	10/30/2019: Lender provided an Open Lien Report for the REO C property on Schedule E of the XXXX tax returns reflecting the Borrowers are no longer the owners of the property since XX/XXXX. Condition Cleared.	Years on Job Borrower has 29 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 21.3 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386271	07e50134-a7fa-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts as required per the AUS was not provided.	11/04/2019: Please see attached.	11/04/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	Years on Job Borrower has 29 years on job per VVOE No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 21.3 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401653	b7ea7bf4-ccff-e911-94d7-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Guideline requires signed, dated individual tax returns, with all applicable tax schedules for the most recent year.	11/12 XX: Attached	11/13/2019: Lender provided signed page of business returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715 Years in Field Borrower has 6 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401653	825c0b5d-cdff-e911-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Guidelines require recent year signed and dated personal tax returns with all schedules. Signed returns not provided.	11/6 XX: See attached which can be used in lieu	11/07/2019: Audit reviewed lenders response and has determined the tax transcript provided by lender is acceptable in lieu of signatures on tax returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715 Years in Field Borrower has 6 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401653	f96a2a8d-1100-ea11-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		11/13/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715 Years in Field Borrower has 6 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386270	5cdb680f-cef9-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided Business 1 listed on the co-borrowers final loan application.
										10/29 XX please see attached, please clear	10/30/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 12 years on the job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386270	6a354fc4-bcf9-e911-94d7-f4e9d4a75ba2	14		Not Covered/Exempt		Credit		Failure to obtain Title	A Copy of Title for the subject property was not provided.	XX 10/29/19: Please see attached.	10/30/2019: Lender provided Title. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 12 years on the job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386270	4e1d25d4-daf9-e911-94d7-f4e9d4a75ba2	1		Not Covered/Exempt		Credit		General Credit Exception	Agency Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is missing for the borrower. Additional conditions may apply.
11/08/2019: Please rescind. This is not employment income as the borrower is not claiming any W2 wages from this business. It is not self employment because they have less than 25% ownership in the business therefore no verification would be required.XX 11/6/19: Please rescind. Please see XXXX XX-X.X-XX Other Sources of income and under schedule K-1 income. Guidelines do not require a VVOE or a VOB. 11/04/2019: Please rescind. This is a conforming conventional loan within the county loan limits. Not XXXX, XXXXXXXXX, or XXXXX. This is not required per agency guidelines.XX 10/29/19: Please rescind. The borrower is less than 1% owner in this business and the income is K-1 income. We would not require any kind of verbal or VOB as this is not employment income.

11/12/2019: Audit consulted with management, and has determined that K1 <25% income is neither employed or self-employed, its treated as ‘Other income' (such as XXXXXXXXX or XXX), therefore no VVOE would be required.  Condition cleared. 11/08/2019: Audit reviewed the Lender Rebuttal, and has determined that the borrower is not self-employed, therefore the normal protocol for non-self employed employees is required. Missing borrower's VOE for income used to qualify. Condition remains.  11/06/2019: Audit reviewed Lenders response, however; B3-3.1-07: Verbal Verification of Employment (Lenders must obtain a verbal verification of employment (verbal VOE) for each borrower using employment or self-employment income to qualify). Please refer to  AUS #21 (p1042). Condition remains. 11/04/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for the borrower's not self-employed income (XXXXXX XXXXXXXXXX) is required no more than 10 business days prior to the Note date per AUS #21 (p1042). Missing borrower's VOE for income used to qualify. Condition remains.10/30/2019: Audit reviewed Lenders response, however; VOE is required for borrowers with less than 25% ownership. Condition remains.
												No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 12 years on the job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386270	115dc3ee-d9f9-e911-94d7-f4e9d4a75ba2	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1's for Business D Schedule E Part II of XXXX tax returns for the borrower and missing K1's for business 1, 3, 4 and 5 of Schedule E Part II Statement 8 of XXXX tax returns for the co-borrower. If 25% or greater ownership, additional conditions will apply.	XX 10/29/19: Please rescind. We are not required to get this documentation on LP as long as we take the loss reporting on schedule E into consideration.	10/30/2019: Audit reviewed Lenders response. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 12 years on the job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363279	e04d94a2-13f4-e911-94d7-f4e9d4a75ba2	914		QM/Agency Safe Harbor		Credit		Missing income documentation	The Borrower's income is required to be documented with a paystub within 30 days of initial application date. The loan file contains a paystub dated XX/XX/XXXX. Copies of the Borrower's current paystub is required to fulfill guidelines and TQM requirements.	10/22 XX: Please rescind. XXX has a variance that allows paystubs to be dated within 4 months	10/24/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be rated a B for all agencies.	Years on Job Borrower on same job 11 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $5,523.71 in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301363279	abe6af20-15f4-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.3.		10/22/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower on same job 11 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.4 months reserves Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $5,523.71 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363278	23daa773-dff4-e911-94d7-f4e9d4a75ba2	23		QM/Agency Safe Harbor		Credit		Failure to obtain Credit Report	A credit report for the borrower was not provided. Additional findings may apply.	10/24 XX: Attached	10/28/2019: Audit reviewed the Borrower's Credit Report provided by the Lender and deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves Years Self Employed Borrower has 12 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363278	f3f0057b-9cf5-e911-94d7-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent one (1) year per DU. XXXX returns for each borrower not signed.	10/28 XX: Please see pages 52-63 and 75-87 of the submission. The transcripts previously provided can be used in lieu of these being signed/dated10/24 XX: Attached which can be used in lieu of signed returns	11/04/2019: XXXX/XXXX transcripts provided XX/XX which are acceptable in lieu of signed returns. Condition cleared. 10/28/2019: Lender provided the tax transcripts for XXXX and XXXX. XXXX signed and dated personal tax returns missing from the file. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves Years Self Employed Borrower has 12 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363278	a0191552-9cf5-e911-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU for each borrower.	10/24 XX: Attached	10/28/2019: Lender provided the Tax Transcripts for XXXX and XXXX for both the Borrower and Co-Borrower. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves Years Self Employed Borrower has 12 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363277	83267230-1af5-e911-94d7-f4e9d4a75ba2	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	A credit report for the borrower was not provided.	10/24 XX: Attached	10/28/2019: Audit review of the Borrower's Credit Report provided by the Lender deemed Acceptable, condition cleared.	Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with months reserves Years Self Employed Borrower has 12 years Self Employed Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $6,726.72 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363277	a72ced95-97f5-e911-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent years Signed returns not provided for borrower.	11/04/2019: Please rescind. This is a conventional DU loan so signed/dated returns are not required when transcripts are received10/24 XX: See attached which can be used in lieu	11/24/2019: Audit reviewed Tax Transcripts, and has determined that the Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable. Borrower has owned schedule C business for over 12 years. Condition cleared. 10/28/2019: Lender provided the Borrower and Co-Borrower's XXXX and XXXX Tax Transcripts. Signed and dated individual tax return for the Borrower and Co-Borrower missing from the file. Condition remains.	Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with months reserves Years Self Employed Borrower has 12 years Self Employed Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $6,726.72 in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363276	aedf2f50-f8f4-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 4.	10/29/2019: ARR	10/29/2019: An Appraisal Review provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance and recommendation of Accept as is. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.40 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 36.06% FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 771		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386267	d680abd3-a4f9-e911-94d7-f4e9d4a75ba2	1659		Not Covered/Exempt		Credit		Ineligible Transaction	Transaction is ineligible due to failure to meet continuity of obligation requirements per FHLMC section 4301.2 which requires at least one borrower on the refinance mortgage to be a borrower on the mortgage being financed.	11/12/2019: Please see updated 1008 attached as requestedXX/XX/XXXX: 11/8 XX: This was omitted because it is a duplicate account with XXXXX - CARD SERVICE #XXXXXXXXXXXXXXXX listed on credit 11/7 XX: Please see attached. Flipping the loan to DU is eligible since there is no continuity of obligation requirement
11/12/2019: Audit reviewed updated 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  11/08/2019:  Audit reviewed the Lender response and reviewed the credit reports in file & determined the XXXX account is a duplicate account; reported on Borrower Credit report p420 and CB Credit report p427 as Authorized user account, HOWEVER, the updated AUS received does not match the 1008 DTI in file. Please provide an updated 1008 to match AUS.  Condition remains.11/08/2019: Audit reviewed lender response and the updated AUS provided and has determined the AUS approval was changed from XXXXXXX XXX to XXXX which did not require the continuity obligation for borrower on mortgage to be a borrower on subject loan.  The updated AUS through DU bullet point 13 requires documentation for the omission of debt for XXXX revolving account with payment of $XXX which was not provided.  Please provide documentation for the omission of the XXXX account.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 3.81% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386267	3e40d318-a6f9-e911-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	10/29 XX: Please rescind. The file is still eligible at 36% DTI as evidenced by the findings. Please be specific in how you calculated 3.81% DTI	10/29 CP: Please rescind. The file is still eligible at 36% DTI as evidenced by the findings. Please be specific in how you calculated 3.81% DTI	10/30/2019: Audit reviewed Lenders response. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 3.81% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363274	8a3a270f-409f-4c78-8d4b-d68a4e49f823	2854		QM/Agency Safe Harbor		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of insurance for primary residence.	10/24/2019: Please see attachment and this is a XXXX loan.	10/24/2019: Audit reviewed evidence of insurance for primary residence, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has been at current job for 15 years. Disposable Income is higher than guideline minimum UW Guides require $0 disposabe income, loan qualified with $XXXX in disposable income. Full Documentation Full Documentation loan.		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301363274	10347546-faf4-e911-94d7-f4e9d4a75ba2	1688		QM/Agency Safe Harbor		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for primary residence on the final application not provided.	10/24/2019: Attached	10/24/2019: Audit reviewed evidence of insurance for primary residence, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has been at current job for 15 years. Disposable Income is higher than guideline minimum UW Guides require $0 disposabe income, loan qualified with $XXXX in disposable income. Full Documentation Full Documentation loan.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386265	f68dcbc1-55f7-e911-94d7-f4e9d4a75ba2	3186		Not Covered/Exempt		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure is missing the recording fee.		10/30/2019: Received executed settlement statement reflecting $XX to record deed and $XXX to record mortgage paid by settlement agent. However, these fees are missing on the final CD. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.10/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 9 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301386265	4a620636-56f7-e911-94d7-f4e9d4a75ba2	915		Not Covered/Exempt		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 2 months statement, only one month provided.	10/28 XX: Please rescind. XXXX guidelines allow for 1 month of statements for non-liquid accounts	10/30/2019: Audit reviewed lender’s rebuttal and AUS findings. Per AUS, item #20, available account balance must be documented with a recent account statement. Condition rescinded.	Years on Job Borrower has 9 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386265	777881b7-cbf9-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts as required per the AUS was not provided.		10/30/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	Years on Job Borrower has 9 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363273	8a60bf37-36f4-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		10/23/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401641	721409c2-6101-ea11-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score not provided.		11/13/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition rescinded.			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401639	de8cbfb8-d4ff-e911-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of Lenders calculation of property taxes for subject property in the amount of $XXX.XX monthly or $XXXX.XX annually required. Preliminary Title and Open Lien Report reflects $XXXX.XX annually or $XXX.XX monthly. Additional findings may apply.	11/07/2019: Please rescind. The title commitment on page 367 indicates 2 installments of $XXXX.XX which would be $XXXX.XX annually. This figure divided by 12 would be $XXX.XX	11/07/2019: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence for monthly tax amount was located on page 367. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.25%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401639	d724cb0f-d6ff-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Risk Score not applicable.		11/07/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.25%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401636	a25edc1d-cf31-4f0f-92ef-338ae987edb7	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	11/5 XXX Please see attached.	11/06/2019: Audit review of the Notice to Home Loan Applicant & Consumer Score Disclosure for both Borrower and Co-Borrower is deemed acceptable, condition cleared.11/4/2019 : Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Years on Job Borrower has 19 years on job		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301401636	87108c0f-39ff-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The LP reflects a maximum allowable DTI of 45.00%. The actual DTI is 45.15%.	11/5 XX: Please see attached reflecting a higher DTI and the loan is eligible	11/06/2019: Audit review of the Lender's documentation provided deemed acceptable, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Years on Job Borrower has 19 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301401636	a0ac3252-39ff-e911-94d7-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.	11/5 XX: Please rescind and see page 231. XXX has a variance that allows them to be within 30 days	11/06/2016: XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition Rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Years on Job Borrower has 19 years on job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401636	e8128ab0-39ff-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing primary mortgage PITIA.	11/5 XX: See attached	11/06/2019: Lender provided the Closing Disclosure for the primary residence evidencing the PITIA payment. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Years on Job Borrower has 19 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401636	c4622c81-39ff-e911-94d7-f4e9d4a75ba2	1667		Not Covered/Exempt		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	11/5 XX: Attached	11/06/2019: Audit reviewed the Final Certified Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Years on Job Borrower has 19 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386260	e2e17810-0a23-4c82-91cb-de024c69ef77	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	10/29 XXX Please see attached.	10/30/2019: Lender provided credit score disclosure. Condition cleared.10/25/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9.50 months reserves, loan qualified with 9.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Years on Job Borrower has 24.08 years on job		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301386260	74041ce1-75f7-e911-94d7-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	Missing AUS results, AUS in file is incomplete missing LTV, CLTV information.	10/29 XX: Attached	10/30/2019: Lender provided full copy of AUS results. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9.50 months reserves, loan qualified with 9.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Years on Job Borrower has 24.08 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386260	fb9f3396-75f7-e911-94d7-f4e9d4a75ba2	2795		Not Covered/Exempt		Credit		Missing Income Tax Schedules	Tax reruns for XXXX are missing tax statements 1, 2, 3, 4. Additional conditions may apply.	10/30 XX: See attached statements10/29 XX: See attached transcripts which verify the XXXX returns on file	11/04/2019: Lender provided Tax Statements 1, 2, 3, and 4, condition cleared.10/30/2019: Lender provided tax transcript; however, did not provide tax statements 1, 2, 3 and 4 for XXXX tax returns. Condition remains.	Reserves are higher than guideline minimum UW Guides require 9.50 months reserves, loan qualified with 9.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Years on Job Borrower has 24.08 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386260	9f768634-76f7-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU	10/29 XX: Attached	10/30/2019: Lender provided tax transcript. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9.50 months reserves, loan qualified with 9.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Years on Job Borrower has 24.08 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401635	308004ec-1aff-e911-94d7-f4e9d4a75ba2	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	Missing 1008	11/06/2019: Attached	11/06/2019: Audit reviewed the 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower has 34.6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.30%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401635	ac726725-1aff-e911-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for departing #2 on the final application was not provided.	11/13 XX: See attached from the lien-holder showing escrows11/6 XX: Please see attached showing taxes of $XXX annually. Reconciling this with the mortgage statement for this property it is clear insurance is also includedXX/XX/XXXX: Please rescind. There is a mortgage statement in the file for XXX X. XXXX XXXXXX that shows escrows
11/14/2019:  Lender provided the Lender Statement stating escrow payment of $XXX.XX; taxes of $XXX.XX were paid; XXX.XX/12 = $XX.XX per month leaving insurance monthly payment of $XXX.XX. P&I = $XXX.XX, Taxes XXX.XX/12 = $XX.XX, MIP of $XX.XX and Ins $XXX.XX for a monthly payment of XXX.XX.  Borrower qualified at monthly payment of $XXX.XX per month.  Condition cleared.  11/07/2019:  Audit reviewed lender’s rebuttal, evidence of taxes provided and payoff statement on page 212.  Statement reflects payment of $XXX.XX with current escrow balance of $XXX.XX as of X/XX/XXXX with next payment due date of X/X/XXXX.  It does not reflect a monthly escrow payment amount.  Unable to determine breakdown of P&I, taxes & insurance.  Condition remains.  11/06/2019: Audit reviewed the Lender Rebuttal, as well as the statement on page 212, and has determined that escrows were not designated to a specific type. Unable to determined if escrows include both insurance and taxes. Provide evidence both taxes and insurance are included in payment. Condition remains.
												Years Self Employed Borrower has 34.6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.30%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401635	c0e0cc09-1bff-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Lender's AUS required IRS transcripts. Transcripts not provided.	11/06/2019: please see attached	11/06/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	Years Self Employed Borrower has 34.6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.30%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401635	24e6ca7e-1bff-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 3.0		11/13/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 34.6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.30%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363270	2ed89f56-eaf4-e911-94d7-f4e9d4a75ba2	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying property located on the Open Lien Report (pg.140) reflecting Borrower netted sufficient cash to close and/or reserves. Closing Statement in file is an Estimate. Additional findings may be added.	xx 10/24/19: Please see attached.	10/25/2019: Lender provided final settlement for property sold. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 290.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363270	324176ef-eaf4-e911-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for REO property #1 on the final application not provided.	xx 10/23/19: Please rescind. Mortgage statement located on page 130 shows that this would be escrowed. YTD insurance disbursement is less than total amount discbursed showing this is collecting for taxes as well.	10/25/2019: Audit reviewed Lenders response. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 290.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363270	9a209aa8-ebf4-e911-94d7-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. XXXX business returns in file are not signed.	10/30/2019: Please see attached.	10/30/2019: Audit reviewed XXXX executed 1120S Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 290.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363270	06bed651-ebf4-e911-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent one (1) year per AUS (LP). XXXX returns in file are not signed.	XX 10/23/19: Please see attached.	10/25/2019: Lender provided Tax Transcripts. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 290.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401633	b33b0ac1-7eff-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Review Appraisal Missing.		11/13/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386257	42b010f6-c5f9-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	10/30/2019: please see attached please clear	10/30/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 817 FICO. Years Self Employed Borrower has been self employed for over 13 years.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386253	75ee602e-9dfa-e911-94d7-f4e9d4a75ba2	1457		QM/Agency Safe Harbor		Credit		Failure to Obtain a Fully Completed Loan Application	Coborrower's date of birth is incorrect on final application in file. Fraud alert in file required verification of coborrower's date of birth which is correctly verified on state ID and credit report.	XX 10/30/19: Please rescind. Exception states non-material.	11/01/2019: Audit reviewed Lenders response. Exception rescinded.10/29/2019: Missing information sourced from other file documents. Loan will be graded a B	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386253	bdc9db15-8bfa-e911-94d7-f4e9d4a75ba2	830		QM/Agency Safe Harbor		Credit		Failure to Obtain Housing History	Guidelines require no 60-day lates for most recent 12 months. Payment history not provided on credit report for loan with $XXX,XXX balance and $X,XXX.XX P&I as submitted to AUS and reflected on final 1003. VOM required to verify.	XX 10/30/19: Please see attached. Note that we are counting the full taxes and insurance in our payment even though they are not escrowed.	11/01/2019: Lender provided the Final CD for primary residence refinance reflecting the P&I and Escrow payment to support $X,XXX.XX/month. Credit Report on page 45 in loan file supports a 15 month payment history with no late payments. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363268	6f82d02d-d0f4-e911-94d7-f4e9d4a75ba2	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file. DTI does not match AUS.	XX 10/23/19: Please see attached.	10/25/2019: Lender provided 1008. Condition cleared.	Disposable Income is higher than guideline minimum Disposable income is $XXXXX.XX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Years Self Employed Co-Borrower has 5.25 years self-employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363268	698f0112-cef4-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Copy of note reflecting new principal and interest payment from refinance of property #1 on the final application not provided.	XX 10/23/19: Please see attached.	10/25/2019: Lender provided final CD for property #1. Condition cleared.	Disposable Income is higher than guideline minimum Disposable income is $XXXXX.XX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Years Self Employed Co-Borrower has 5.25 years self-employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363268	4fc7d4e1-cdf4-e911-94d7-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for Primary residence and property #1 on the final application not provided.	XX 11/7/19: Please see attached.XX 10/28/19: Please see attached. We were already accounting for the taxes and insurance in our PITIA calc for this property.XX 10/23/19: Please see attached.	11/08/2019: Audit review of the taxes and insurance for primary residence deemed acceptable; taxes and insurance for property #1 on final application received on XX/XX/XXXX, condition cleared.10/05/2019: Lender provided the taxes and insurance for property #1 on the final application. The loan file is missing evidence of property taxes for primary residence. Condition remains.10/25/2019: Lender provided final CD for property #1, however; Taxes and Insurance are not escrowed. Please provide Evidence of property taxes for Primary Residence and property #1. Condition remains.	Disposable Income is higher than guideline minimum Disposable income is $XXXXX.XX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Years Self Employed Co-Borrower has 5.25 years self-employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363268	cabe27b7-70f4-e911-94d7-f4e9d4a75ba2	1667		Not Covered/Exempt		Credit		Missing HUD from sale of other property owned	Final Hud-1 from refinance of property #1 on the final application netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	XX 10/23/19: Please see attached.	10/25/2019: Lender provided final CD for property #1. Condition cleared.	Disposable Income is higher than guideline minimum Disposable income is $XXXXX.XX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Years Self Employed Co-Borrower has 5.25 years self-employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401612	a2cc5da3-af00-ea11-94d7-f4e9d4a75ba2	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	Missing PITIA documentation for Property #2 on the loan application that closed concurrently with the subject loan.	11/13/2019: Please see attached appraisal documenting HOA dues	11/13/2019: Audit reviewed evidence of HOA, and has determined that documentation submitted is deemed acceptable. DTI is within 3% tolerance. Condition cleared. 11/12/2019: Received executed closing disclosure for purchase of REO #2 verifying PITI. Revised DTI 40.86%. Missing evidence of HOA dues. Condition remains.	Reserves are higher than guideline minimum UW Guides require 8.19 months reserves, loan qualified with 198.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401610	52d3d08a-ba00-ea11-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		11/13/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401609	e69a56c7-7d01-ea11-94d7-f4e9d4a75ba2	4		QM/Agency Safe Harbor		Credit		DTI Exceeds Guidelines	The AUS (DU) reflects a maximum allowable DTI of 49.335%. Due to the improper calculation of rental income, the actual DTI is 56.00%. Lender reflects on final loan application net rental loss of $XXXX.XX for REO #4, however, only used $XXX.XX in DTI calculations. All other net rental loss or income matches audits calculations. Additional findings may apply.	11/8 XX: Please rescind. The $XXX.XX is the difference between the -$XXXX.XX and the positive rental income of $XXXX.XX for the property at XXXX XXX XXXXXXX XXXXX	11/11/2019: Audit reviewed lender response and has determined the DTI is within tolerance of the AUS. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.05% Years Self Employed Co-borrower has 16 years Self-Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401609	83e37186-7d01-ea11-94d7-f4e9d4a75ba2	915		QM/Agency Safe Harbor		Credit		Missing asset documentation	The statement for account #3 on final application reflects a deposit of $XX,XXX.XX. There is no evidence in the file documenting the source of the deposit.	11/8 XX: Please rescind. This is a refinance so sourcing this is not required	11/11/2019: Audit reviewed lender response and has determined XXXX does not require documentation or explanation on large deposits for refinance transactions. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.05% Years Self Employed Co-borrower has 16 years Self-Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401609	01349a96-7c01-ea11-94d7-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Agency Guidelines requires the following information for self-employed borrower: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX personal returns are not executed.	11/8 XX: See attached which can be used in lieu	11/11/2019: Lender provided tax transcript in lieu of signature on tax return. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.05% Years Self Employed Co-borrower has 16 years Self-Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401609	49ac2c0f-7d01-ea11-94d7-f4e9d4a75ba2	914		QM/Agency Safe Harbor		Credit		Missing income documentation	Missing pay stub for borrower dated no earlier than 30 days prior to initial loan application date for employer #1.	11/8 XX: Please rescind. XXX has a variance that allows for 4 months	11/11/2019: Audit reviewed lender response and has determined Variance to DU feedback/guideline approved for lender by GSE. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.05% Years Self Employed Co-borrower has 16 years Self-Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401609	4065f7b0-7d01-ea11-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	11/8 XX: Attached	11/11/2019: Lender provided tax transcript. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 54.05% Years Self Employed Co-borrower has 16 years Self-Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363265	903331dd-56fc-45fd-b952-b638eecbb604	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	10-23-19 XX Please see attachment	10/24/2019: The Lender provided the Notice to Home Loan Applicant & Consumer Score Disclosure for both Borrower and Co-Borrower. Condition cleared.10/22/2019: Finding deemed non-material, loan will be graded a B for all agencies.			Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301386247	ee27825d-23f9-e911-94d7-f4e9d4a75ba2	830		Not Covered/Exempt		Credit		Failure to Obtain Housing History	Guidelines require no 60-day lates in the last 12 months for $XXX,XXX mortgage with $X,XXX.XX monthly payment. Payment history not provided on credit report. VOM required to verify.	XX 10/29/19: Please see attached. This loan is not currently closed with us.	10/30/2019: Audit reviewed lenders response and snippet of Edge screen reflecting property #2 as a new purchase of that property with the same lender as the subject transaction. A housing history would not be required since this is a new purchase. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 8.80 months reserves, loan qualified with 556.80 months reserves Years Self Employed Borrower has 4.5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386247	abf24751-23f9-e911-94d7-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #2 on the final application not provided.	XX 10/29/19: Please see attached.	10/30/2019: Lender provided verification of property taxes for property #2. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 8.80 months reserves, loan qualified with 556.80 months reserves Years Self Employed Borrower has 4.5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386247	a542c988-21f9-e911-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 on the final application not provided.	XX 10/29/19: Please see attached.	10/30/2019: Lender provided verification of insurance for property #2. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 8.80 months reserves, loan qualified with 556.80 months reserves Years Self Employed Borrower has 4.5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386247	5a405816-1ff9-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	AUS reflects Equifax (Tax Transcript) ordered XX/XX/XXXX. Transcripts not provided.	XX 10/29/19: Please see attached.	10/30/2019: Lender provided tax transcripts. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 8.80 months reserves, loan qualified with 556.80 months reserves Years Self Employed Borrower has 4.5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401593	7566b508-6fff-e911-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Lender's AUS required IRS transcripts. Transcripts not provided.	XX 11/06/19 Tax Transcripts - Please rescind this condition as this file does not require these documents	11/07/2019: Audit reviewed the Lender Rebuttal and determined the AUS (LP) did not require tax transcripts, condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.26% Years on Job Borrower has 24.67 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.50%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386245	e9b4115e-c384-4086-a53d-afdcf1c5b4d5	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	10-29-19 XX Please see attachment	10/30/2019: Audit review of the Notice to Home Loan Applicant & Consumer Score Disclosure for both Borrower and Co-Borrower is deemed acceptable, condition cleared. 10/26/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.77% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.36% FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 805		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301386245	05099eb7-10f8-e911-94d7-f4e9d4a75ba2	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for primary residence on the final loan application.	10/29 XX: Attached	10/30/2019: Lender provided evidence of HOA dues of $XX.XX per month on Primary Residence. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.77% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.36% FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 805		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386245	f7b7b683-10f8-e911-94d7-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for primary residence on the final application not provided.	10/29 XX: Attached	10/30/2019: Lender provided the Closing Disclosure for the refinance of the Borrower's Primary Residence reflecting the P&I payment and monthly Taxes and Insurance Payment. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.77% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.36% FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 805		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386245	be850871-10f8-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing review appraisal		10/31/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.10/29/2019: Audit reviewed Lenders response, however; there are no comparables on AVM. Please order CDA. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.77% LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.36% FICO is higher than guideline minimum UW Guides require FICO of 640, loan qualified with FICO of 805		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401580	64ca4e8d-c000-ea11-94d7-f4e9d4a75ba2	2790		QM/Agency Safe Harbor		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C--Business XXXXXXXX X XXX XXXX XXXXXX XXXXX. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	11/7 XX: Please rescind. This is a conventional loan so this is not required	11/08/2019: Audit reviewed lenders response and has determined the loan is approved through AUS which does not required P&L and Balance Sheet. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 253 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 30.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401580	e14d4850-bd00-ea11-94d7-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	11/7 XX: See attached which can be used in lieuW	11/08/2019: Audit reviewed submitted documentation, the Tax transcript obtained directly from the IRS (prior to Note date) was used in lieu of signed tax return. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 253 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 30.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401580	3e56b25a-bd00-ea11-94d7-f4e9d4a75ba2	2791		QM/Agency Safe Harbor		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C--Business XXXXXXXX X XXX XXXX XXXXXX XXXXX. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	11/7 XX: Please rescind. This is a conventional loan so this is not required	11/08/2019: Audit reviewed lenders response and has determined the loan is approved through AUS which does not required P&L and Balance Sheet. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 253 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 30.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363264	671698ca-fcf4-e911-94d7-f4e9d4a75ba2	2790		QM/Agency Safe Harbor		Credit		Missing Balance Sheet	Missing XXXX YTD Balance Sheet Business B on Schedule E Part II of XXXX tax return.	10/23 XX: Please rescind. This is a conventional loan so this is not required	10/25/2019: Audit reviewed Lenders response. Condition rescinded.	Years Self Employed Borrower has been Self Employed for 8.3 years per XX Secretary of State Business website Years on Job Borrower has 7 years on job with same XXX per VVOE. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363264	7d00369f-fdf4-e911-94d7-f4e9d4a75ba2	1195		QM/Agency Safe Harbor		Credit		Missing Condo Questionnaire	Missing Condo Questionnaire. File has only an LOE stating there is no pending litigation.	10/23 XX: Attached	10/25/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.	Years Self Employed Borrower has been Self Employed for 8.3 years per XX Secretary of State Business website Years on Job Borrower has 7 years on job with XXX per VVOE. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301363264	4220f28c-fcf4-e911-94d7-f4e9d4a75ba2	2789		QM/Agency Safe Harbor		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for prior 2 years.	10/23 XX: Please rescind. This is only a requirement on LP loan and this loan was underwritten in accordance to DU guidelines	10/25/2019: Audit reviewed Lenders response. Condition rescinded.	Years Self Employed Borrower has been Self Employed for 8.3 years per XX Secretary of State Business website Years on Job Borrower has 7 years on job with same XXX per VVOE. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363264	b30e30f3-fbf4-e911-94d7-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided for prior two years.	10/23 XX: See attached 4506	10/25/2019: Audit reviewed Lenders response. Condition rescinded.	Years Self Employed Borrower has been Self Employed for 8.3 years per XX Secretary of State Business website Years on Job Borrower has 7 years on job with XXX per VVOE. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301363264	d12e39b2-50f7-e911-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax transcripts as required per AUS was not provided	10-25-19 XX Please see attachment	10/25/2019: Lender provided Tax Transcripts. Condition cleared.	Years Self Employed Borrower has been Self Employed for 8.3 years per XX Secretary of State Business website Years on Job Borrower has 7 years on job with same XXX per VVOE. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401575	1ea0d90c-a7fd-e911-94d7-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	11/4 XX: Please see attached. XXX also has a variance that allows them to be within 30 days	11/07/2019: Lender provided internal screen shot verifying date employment was verified and name & title of verifier. Condition cleared. 11/06/2019: The Lender provided the name & title of the employee who obtained the VVOE, however, it does not match the VVOE information on page 298 in file. Verifier's Name in the loan file is not the same. Condition remains.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Years in Field Borrower has 38 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401575	67b573f2-a6fd-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.		11/05/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Years in Field Borrower has 38 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401573	e2d76e57-f1ff-e911-94d7-f4e9d4a75ba2	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the previous property was paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement was provided in file.	11/6 XX: Attached	11/07/2019: Lender provided Final settlement statement. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814 Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386243	5b9352f0-56f8-e911-94d7-f4e9d4a75ba2	1703		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided.	10/30/2019: Please rescind. There are comments on all the alerts that were called out so they were clearly addressed	10/30/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition rescinded.	Reserves are higher than guideline minimum AUS Guides require 0 months reserves, loan qualified with 20.30 months reserves Years Self Employed Borrower has 5.17 years Self Employed Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386243	dc5534f8-52f8-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Review Appraisal.		10/29/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum AUS Guides require 0 months reserves, loan qualified with 20.30 months reserves Years Self Employed Borrower has 5.17 years Self Employed Disposable Income is higher than guideline minimum AUS Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401555	38b417be-7c01-ea11-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 47.00%. Due to the improper calculation of cash flow on REO the actual DTI is 47.26%. 1003 reflects positive cash flow for REOs, however based on representations made on final 1003 and documentation found in loan file cash flow is negative resulting in DTI variance.	11/8 XX: Please see attached reflecting 48% DTI and the loan is eligible	11/11/2019: Lender provided updated AUS. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 801 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report reflects 61 months payment history with no late payments. Years on Job Borrower has 16.08 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301401555	00175370-a401-ea11-94d7-f4e9d4a75ba2	824		Not Covered/Exempt		Credit		Insufficient Reserves	Verified reserves of 3 mos. < 3.07 mos. required, per lender. Assets verified of $XXX,XXX.XX minus cash to close of $XXX,XXX.XX = $X,XXX.XX for reserves which is not sufficient for the subject and additional financed properties.	11/8 XX: Please rescind. We have roughly $XXX,XXX in verified assets per the AUS findings	11/11/2019: Lender provided final settlement for sale of property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 801 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report reflects 61 months payment history with no late payments. Years on Job Borrower has 16.08 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301401555	2199f1c2-9f01-ea11-94d7-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP] if the data changes from the time the AUS was last run. The most recent AUS in file reflects DTI of 47% and actual DTI is 47.26%.	11/8 XX: Please see attached reflecting 48% DTI and the loan is eligible	11/11/2019: Lender provided updated AUS. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 801 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report reflects 61 months payment history with no late payments. Years on Job Borrower has 16.08 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301401555	51a42480-d600-ea11-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing t2 years of income support for co-borrower and all schedule E rental income. Additional conditions may apply	11/12 XX: See attached returns and AUS findings 11/8 XX: Please see attached transcripts which can be used in lieu. Also profit and loss statements/balance sheets are not required on conventional loans
11/13/2019: Lender provided XXXX 1040's. Condition cleared. 11/12/2019:  Received revised AUS findings removing co-borrower’s income.  Revised DTI 49% vs. actual DTI 49.40%.  Revised AUS required.  Per Agency guidelines, Section 5306.01, if rental property owned during the previous tax year, federal tax returns must be obtained.  Transcripts reflect rental income.  Please provide tax returns.  Condition remains.UPDATED: 11/11/2019: Lender provided Tax transcripts, however; please provide SIGNED 2 years personal Tax returns all schedules. Note: co-borrowers business is less than 5 years and 2 years is required per item XX on AUS. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 801 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report reflects 61 months payment history with no late payments. Years on Job Borrower has 16.08 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401555	a8bab797-da00-ea11-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/18/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	FICO is higher than guideline minimum UW Guides require FICO of 700, qualified with FICO of 801 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report reflects 61 months payment history with no late payments. Years on Job Borrower has 16.08 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401551	0e275bd1-0937-4d93-9711-0aec078b693a	50		QM/Agency Safe Harbor		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	11/18/2019: Please see attached	11/18/2019: Audit reviewed the FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure, and has determined that documentation submitted is deemed acceptable. Condition cleared. 10/16/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752 Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301401551	e83004af-dc00-ea11-94d7-f4e9d4a75ba2	2790		QM/Agency Safe Harbor		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business--XXXXX XXXXXX and XXXXXXXX. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	11/08/2019: Please rescind. This is a conventional loan so this is not required	11/08/2019: Audit reviewed the Lender Rebuttal, and has determined that the loan program required tax returns with at least 12 months of self-employment income and the Cash Flow Analysis or equivalent. XXXX Tax Returns and transcripts were provided along with lender income calculation worksheet. Loan is NOT subject to QM. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752 Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401551	914fa77f-e000-ea11-94d7-f4e9d4a75ba2	1688		QM/Agency Safe Harbor		Credit		Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for primary residence on the final application not provided.	11/08/2019: Please rescind. See page 246	11/08/2019: Audit re-analyzed the loan file, and has determined that the Mortgage Statement for the primary residence was located on page 246 which reflected taxes and insurance escrowed in the monthly payment amount. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752 Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401551	ebcf68bf-dc00-ea11-94d7-f4e9d4a75ba2	2788		QM/Agency Safe Harbor		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	11/08/2019: See attached which can be used in lieu	11/08/2019: Audit reviewed submitted documentation, and has determined that the Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752 Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401551	91e261c8-dc00-ea11-94d7-f4e9d4a75ba2	2639		QM/Agency Safe Harbor		Credit		Missing Lease agreement	Missing Lease agreement for the rental property units.	11/08/2019: Please rescind. XXXX guidelines require the form 1024 and the most recent year tax returns OR a copy of the lease. See attached guidelines	11/08/2019: Audit reviewed the Lender Rebuttal, as well as XXXX, and has determined that guides require the borrower's most recent year of signed tax returns including Schedule 1 and Schedule E, -OR- copies of current lease agreements. Loan file contains complete copy of XXXX Tax Returns along with XXXX Tax transcripts in lieu of signed returns. Requirements have been met. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752 Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401551	6fb4b1c9-9001-ea11-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax transcripts as required per the AUS was not provided.		11/08/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752 Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401551	802592b7-dc00-ea11-94d7-f4e9d4a75ba2	2791		QM/Agency Safe Harbor		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business--XXXXXXXXXXXX XXXXXXXXXXXX. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	11/08/2019: Please rescind. This is a conventional loan so this is not required	11/08/2019: Audit reviewed the Lender Rebuttal, and has determined that the loan program required tax returns with at least 12 months of self-employment income and the Cash Flow Analysis or equivalent. XXXX Tax Returns and transcripts were provided along with lender income calculation worksheet. Loan is NOT subject to QM. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752 Years in Field Borrower has 25 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386241	49387f68-adf9-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 33%%. Due to the improper calculation of income and debts, the actual DTI is 46.52%. Borrower's income and net rental income were calculated incorrectly and the monthly Property Tax and Insurance escrow payment was not included in the payment on the primary residence.	10/29 XX: See attached findings that are eligible and reflect 47% DTI	10/30/2019: Lender provided updated AUS reflecting approved DTI of 47%. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 5.25 months reserves, loan qualified with 25.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years on Job Co-Borrower has 11 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386241	48387f68-adf9-e911-94d7-f4e9d4a75ba2	1		Not Covered/Exempt		Credit		General Credit Exception	Missing documentation of the monthly principal and interest payment on Properties #2 on the final application.	11/4 XX: See attached credit supplement	11/05/2019: The Lender provided a credit supplement verifying the monthly principal and interest payment on property #2 on the final application, condition cleared.	Reserves are higher than guideline minimum UW Guides require 5.25 months reserves, loan qualified with 25.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years on Job Co-Borrower has 11 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386241	28defb60-adf9-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation of the new mortgages on Properties #5 and #6 on the final application.	10/29 XX: Attached	10/30/2019: Lender provided verification of new PITIA from the refinance of properties #5 and #6. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 5.25 months reserves, loan qualified with 25.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years on Job Co-Borrower has 11 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386241	edbee754-adf9-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/29/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 5.25 months reserves, loan qualified with 25.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years on Job Co-Borrower has 11 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386240	b2e9ac9e-a6f9-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 41%. Due to the improper calculation of income, the actual DTI is 47.76%. Borrower's income and rental income were calculated incorrectly.	XX 10/31/19: Please see attached.	11/01/2019: Audit reviewed updated AUS and CD's provided and has determined the DTI is within tolerance of the approved DTI on updated AUS. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.24 months reserves, loan qualified with 25.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years on Job Co-Borrower has 11 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301386240	73f40d3a-a5f9-e911-94d7-f4e9d4a75ba2	1		Not Covered/Exempt		Credit		General Credit Exception	Missing documentation of the monthly principal and interest payment on Property #2 on the final application.	XX 11/4/19: Please see attached.	11/05/2019: Lender provided verification of PI for property #2. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 10.24 months reserves, loan qualified with 25.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years on Job Co-Borrower has 11 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386240	ef6fe3e7-a3f9-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Missing documentation of the new mortgages on Properties #4 and #6 on the final application.	XX11/4/19: Please see attached. XX 10/30/19: Please see attached.	11/05/2019: Lender provided CD for new PITIA for property #4. Condition cleared.11/01/2019: Audit reviewed documentation provided and has determined the CD for the new PITIA for property #6 was provided; however, the CD for the property #4 XXXXXXXXXXXXXXXXX was not provided. Lender provided CD for subject property not for property #4. Condition remains.	Reserves are higher than guideline minimum UW Guides require 10.24 months reserves, loan qualified with 25.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years on Job Co-Borrower has 11 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386240	38514166-a4f9-e911-94d7-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		10/29/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 10.24 months reserves, loan qualified with 25.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Years on Job Co-Borrower has 11 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401548	fc10f63d-9401-ea11-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	11/7 XX please see attached, pls clear	11/08/2019: Audit review of the XXXX Tax Transcript deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Years Self Employed Borrower has 11 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401546	945c3599-7a04-ea11-94d7-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	please see attached	11/12/2019: Audit reviewed the Lender response, Lender provided the source of the 3rd party information obtained and the name and title of the Lender's employee who obtained the information. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.1 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45.37%, loan qualified with DTI of 45.37% FICO is higher than guideline minimum UW Guides require FICO of 769loan qualified with FICO of 769		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401546	8c6138bf-7a04-ea11-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.	please see attached	11/12/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #20 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.1 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45.37%, loan qualified with DTI of 45.37% FICO is higher than guideline minimum UW Guides require FICO of 769loan qualified with FICO of 769		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401543	36570f0c-9801-ea11-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided.		11/13/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Document previously provided. Condition rescinded.			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401541	e7edae67-e7ff-e911-94d7-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided.		11/08/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401533	aaef5be8-d8ff-e911-94d7-f4e9d4a75ba2	793		QM/Agency Safe Harbor		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	11/6 XX: Attached	11/07/2019: Lender provided verification of approved condo project review. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401530	722596ee-86fd-e911-94d7-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		11/06/2019: Lender provided internal screen shot verifying date employment was verified and name & title of verifier. XXXX approved DU feedback variance. VVOE required within 30 days of Note. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.0 months reserves Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301386238	fbd8e22f-27f7-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	File is missing PITIA verification for Borrower’s primary residence.	10/28/19: Please rescind. The XXXX mortgage is an FHA mortgage. These are always escrowed. No additional documentation would be required.	10/30/2019: Audit reviewed lender's rebuttal and original loan file. Credit report verifies the loan is FHA. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.88% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386238	f9ebcd65-29f7-e911-94d7-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	10/28/19: Please rescind. We have a signed 4506T on file for this business. This is acceptable in place of signed returns for XXXX on conventional loans.	10/30/2019: Audit reviewed lender’s rebuttal, original loan file and agencies guidelines. Signed 4506-T is acceptable in lieu of signed tax returns. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.88% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386238	aa95206c-29f7-e911-94d7-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	XXXXXX XXX guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.	10/28/19: Please rescind. We have a signed 4506T for the borrower on file. This is acceptable in place of signed returns for XXXX on conventional loans.	10/30/2019: Audit reviewed lender’s rebuttal, original loan file and agencies guidelines. Signed 4506-T is acceptable in lieu of signed tax returns. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.88% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301386238	97a7e4cd-cdf9-e911-94d7-f4e9d4a75ba2	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax transcripts as required by the AUS was not provided.		10/30/2019: Audit reviewed the XXXX/XXXX Tax Transcripts for the borrower and has determined that AUS item #15 was validated by documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.88% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401523	9266c088-39ff-e911-94d7-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS (DU) reflects a maximum allowable DTI of 43.26%%. Due to the improper calculation of rental income, the actual DTI is 47.60%. DU does not reflect Subject Negative Cash Flow of $XXX.XX per borrowers LOE reflecting monthly $X,XXX monthly rent. Additional findings may apply.	11/07/2019: Please see attached reflecting a higher DTI and the loan is eligible	11/07/2019: Audit reviewed updated AUS, and has determined that DTI reflects 47.83% versus 46.84% actual. DTI is within guidelines. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 33 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Years on Job Borrower has 38.92 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301401523	91f688cf-3300-ea11-94d7-f4e9d4a75ba2	33		Not Covered/Exempt		Credit		Failure to obtain Asset Documentation	AUS require 2 months' bank statements, only one month bank statement was provided.	11/07/2019: Please rescind. The transaction history in the file begins on XXXX XXXX and goes through XXXXXXX XXXX for the account ending in #XXXX	11/07/2019: Audit re-analyzed all assets, and has determined that evidence of sufficient assets for reserves were provided within the loan file. First account listed on the final 1003 (p149) only covered XX/XX through XX/XX/XXXX, without the use of this account, reserves were still sufficient. Second account has 2 months of assets. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 33 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Years on Job Borrower has 38.92 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401523	ad2fdd5d-23ff-e911-94d7-f4e9d4a75ba2	91		Not Covered/Exempt		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided. Additional findings may apply.	11/07/2019: Please rescind. See page 181-184	11/07/2019: Audit reviewed the Lender Rebuttal, and has determined that while the purchase contract would be preferred documentation, it appears that in subject property state the binding contract/agreement can appear in any legal form, including a deposit receipt (a residential purchase agreement), other forms of agreements of sale, exchange agreements, option agreements, or jointly executed bilateral or individually executed unilateral escrow instructions evidencing a mutual agreement of the buyer and the seller. Condition rescinded.	Years in Primary Residence Borrower has resided in primary residence for 33 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Years on Job Borrower has 38.92 years on job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401523	afe2b434-3aff-e911-94d7-f4e9d4a75ba2	1646		Not Covered/Exempt		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the property #3 on the initial application was/were paid off and Borrower netted sufficient cash to close and/or reserves. Closing statement in file is an estimate. Additional findings may apply.	11/07/2019: Attached	11/07/2019: Audit reviewed executed Closing Disclosure for property #3 on 1003, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 33 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Years on Job Borrower has 38.92 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401523	3685eaac-3aff-e911-94d7-f4e9d4a75ba2	1		Not Covered/Exempt		Credit		General Credit Exception	File is missing documentation supported Insurance, Maintenance, Taxes & Misc fee in the amount of $X,XXX for REO #2 on the final loan application. Additional findings may apply.	11/07/2019: Clerical error. The mortgage is escrowed. See attached AUS	11/07/2019: Audit reviewed the Lender Rebuttal, as well as the mortgage statement, and has determine that escrows were included within the monthly payment. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 33 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Years on Job Borrower has 38.92 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401523	fcf7fce1-39ff-e911-94d7-f4e9d4a75ba2	724		Not Covered/Exempt		Credit		Missing Documentation	Lease agreement and/or Operating Income Statement for subject property reflecting monthly gross rent of at least $X,XXX per borrowers letter of explanation in file. Additional findings may apply.	11/07/2019: Please rescind. This is not required since rental income from the subject property is not being used	11/07/2019: Audit reviewed updated AUS, and has determined that DTI reflects 47.83% versus 46.84% actual. DTI is within guidelines. Condition cleared.	Years in Primary Residence Borrower has resided in primary residence for 33 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Years on Job Borrower has 38.92 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401512	77f1e0c6-4eff-e911-94d7-f4e9d4a75ba2	840		Not Covered/Exempt		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	11/5 XX Please rescind. This is a dry funding state as long as the HOI is in effect as of the disbursement date. Effective date of policy is XX/XX and disbursement date is XX/XX.	11/06/2019: Audit re-analyzed the loan file and determined the Final CD reflected a disbursement date of XX/XX/XXXX; the Hazard Insurance Policy effective date is XX/XX/XXXX prior to disbursement date. Condition Rescinded.11.4.19: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 79.40 months reserves, loan qualified with 2.12 months reserves FICO is higher than guideline minimum UW Guides reflect minimum FICO as 720, loan qualified with FICO of 746 Years in Field Borrower has 30 years in Field.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301401503	5990f14c-95fd-e911-94d7-f4e9d4a75ba2	21		QM/Agency Safe Harbor		Credit		Failure to Obtain Final Application (1003)	All pages of the final application were not provided. Missing page 3 of the final application.		11/05/2019: Received all pages to final, executed application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2.85 months reserves, loan qualified with 26 months reserves Years on Job Borrower has 5 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301401493	57a62056-5ffe-e911-94d7-f4e9d4a75ba2	2792		QM/Agency Safe Harbor		Credit		Missing Tax Transcripts	The AUS Approval indicates that the Borrowers’ Social Security income calculation was completed using joint tax transcript data. Transcripts not provided.		11/07/2019: Audit reviewed the XXXX Tax Transcripts and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175781	75de6e31-2161-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 114.0 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.78%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316319	c8b90574-695d-4540-b0bf-6a0dd3e51272	1698		QM/Agency Safe Harbor		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Lender Affiliated Business Disclosure not provided within 3 business days of application date. Form dated XX/XX/XXXX vs. XX/XX/XXXX application date.	9/23/2019: Cover page of initial disclosures attached. This was provided as part of the initial disclosures sent on X/X/XXXX.	09/25/2019: Lender provided tracking disclosure verifying borrower received Affiliated Business Disclosure within 3 days of application. Exception cleared.09/24/2019: Received cover page to Lender's initial disclosure package issued X/X. However, the Affiliated Business Disclosure provided in the original loan file is dated X/X. Please provide disclosure dated X/X. Condition remains non-material, loan will be graded a B for all agencies.09/17/2019: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.08% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.12% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316319	37e0dcc2-72d9-e911-abc7-f4e9d4a75a52	60		QM/Agency Safe Harbor		Compliance		Document Error	Affiliated Business Disclosure dated XX/XX/XXXX was acknowledged by Borrower on XX/XX/XXXX, acknowledgement date cannot be prior to form date.	Please see my dispute for the other finding related to this AFBD. The document you are referring to was part of the closing documents and since they were e-signed are allowed to be signed at any point after the documents become available to the borrower. Only the wet-ink signed documents such as the Note and Deed of Trust are required to be signed on the doc date or after. Thanks	09/26/2019: Audit reviewed Lenders response. Exception rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.08% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.12% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316319	f642e7f7-e12e-475c-8766-61493a644c73	48		QM/Agency Safe Harbor		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker.		09/24/2019: Upon further review, the broker does not need to issue an ABD if they don’t issue the LE/WLSP. ABDs are only needed if they make a service recommendation. If they don’t refer any service providers, they don’t need to provide. Condition cleared.09/24/2019: Received Notice to Home Loan Applicant. Condition remains non-material, loan will be graded a B for all agencies.09/17/2019: Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.08% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.12% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316319	6004819c-7ad9-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	Missing Third Party Fraud Tool (Report): The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.08% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.12% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 790		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316318	ac087e46-14db-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8.17 months reserves, loan qualified with 11.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.81% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 811		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316318	6c9b9893-3dd6-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8.17 months reserves, loan qualified with 11.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.81% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 811		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316317	0d031773-f3ce-4844-82f4-ad20aad238ee	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing VOM.	09/25/2019: Attached is a current mortgage statement as well as the servicing transfer documentation showing the change from the original creditor XXXXXXXX XXXX to XXXXXXXXXX XXXXXXXX Servicing. The old loan number reference can be tied back to the credit report for XXXXXXXX showing no late payments. I have also attached a property search showing the property in question was just purchased in XXX XXXX, to further support that the credit report is only reporting for 10 months.	09/26/2019: Lender Provided housing history for primary residence. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $9,397.24 in disposable income Reserves are higher than guideline minimum UW Guides require 10.65 months reserves, loan qualified with 176.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301316317	4d32ec90-fbd9-e911-abc7-f4e9d4a75a52	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	AUS required satisfactory housing payment history for 12 months. Payment history not provided on credit report for primary residence mortgage. VOM required to verify.	09/25/2019: Attached is a current mortgage statement as well as the servicing transfer documentation showing the change from the original creditor XXXXXXXX XXXX to XXXXXXXXXX XXXXXXXX Servicing. The old loan number reference can be tied back to the credit report for XXXXXXXX showing no late payments. I have also attached a property search showing the property in question was just purchased in XXX XXXX, to further support that the credit report is only reporting for 10 months.	09/26/2019: Lender Provided housing history for primary residence. Exception cleared.09/24/2019: Received mortgage statement for XXXX XXXX property. Per AUS, item #12, the loan in question is for XXXXXXXXXX XXXXXXXX Servicing which is on the borrower’s primary residence. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $9,397.24 in disposable income Reserves are higher than guideline minimum UW Guides require 10.65 months reserves, loan qualified with 176.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 28 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316316	f082fd6b-895b-4ac5-bced-ac8ac401b2c3	3169		QM/Agency Safe Harbor		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and e-signed XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	The CD that was e-signed was the one included with the closing package and was e-signed on X/XX along with the rest of the closing documents that were e-signed. As you stated, the initial CD was generated on X/XX, so when factoring the mailbox rule/presumed receipt, it would have been delivered to the borrower on X/XX, which meets the 3 day requirement since the closing date on this loan was X/XX.	09/26/2019: Audit reviewed Lenders response. Exception rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 58.34 months reserves, loan qualified with 204.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 81 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316316	31087e8c-52bb-4240-8a3e-a92eed2f046e	2854		QM/Agency Safe Harbor		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing payment history.	08/25/2019: Please see the attached CD showing that this mortgage was a new one taken out with XXXXXXXXX Funding. The closing date on this loan was X/XX/XX so no VOM would be available. It also shows the loan being paid off was from XXXXXXXXX XXXX Loans which can be tied back to the credit report.	09/26/2019: Lender provided Final CD for refinance of rental property paying off XXXXXXXX mtg of $XXX,XXX.XX, matched history with credit report. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 58.34 months reserves, loan qualified with 204.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 81 months payment history with no late payments reported		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301316316	9bc0dcdf-24da-e911-abc7-f4e9d4a75a52	1643		QM/Agency Safe Harbor		Credit		Failure to Verify Housing History	AUS required satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify mortgage of $XXX,XXX with monthly payment of $X,XXX.XX. Also missing property address to which this mortgage belongs too. Additional conditions may apply.	08/25/2019: Please see the attached CD showing that this mortgage was a new one taken out with XXXXXXXXX Funding. The closing date on this loan was X/XX/XXXX so no VOM would be available. It also shows the loan being paid off was from XXXXXXXXXXXXXXXXX which can be tied back to the credit report.	09/26/2019: Lender provided Final CD for refinance of rental property paying off XXXXXXXXX mtg of $XXX,XXX.XX, matched history with credit report. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 58.34 months reserves, loan qualified with 204.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 81 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316316	8a4100ab-24da-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 58.34 months reserves, loan qualified with 204.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 81 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316316	5d28b259-24da-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report is not found in the file, CU score of 3.2.		09/23/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 58.34 months reserves, loan qualified with 204.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 81 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316314	3276de3e-68d9-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount on final CD of $XXX.XX does not correspond with the monthly tax amount of $XX.XX (total / 10 units) on the tax bill or $XX.XX, which is the lender calculation found in loan file. Provide evidence of tax calculation.	09/25/2019: When taxes are not yet assessed, XXXXXXXXX utilizes our own estimate of If property taxes have not been fully assessed, multiply the purchase price by the mill rate on the tax certificate and then multiply that number by 7.15%. So our calculation was XXXk*XXXXXXXXXX.15%=XXXX.XX/12=XXX.XX/mo. which is a more conservative figure than the estimate provided by title.	09/26/2019: Lender provided property tax calculation. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Years in Field Borrower has 10 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316314	6072eba2-64d9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Years in Field Borrower has 10 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316313	ff830b27-75d7-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.11% Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 35.7 months' reserves FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfiied with a FICO of 746		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316312	153ce0a1-66d6-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum Full Documentation No Mortgage Lates		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316311	84fc0deb-afd8-e911-abc7-f4e9d4a75a52	2036		Not Covered/Exempt		Compliance		Failure to provide proof of OFAC Search	The OFAC search was not provided.	09/27/2019: Please review the attached Fraud report which includes an OFAC search.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. OFAC verification on page 28 of 44 on report. Condition cleared.			Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316310	a8f4a591-b0ea-4c8e-987b-46c0b07828c4	1698		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	09/26/2019: Please see the attached copy of the initial disclosures provided to the borrower on X/XX/XX, which is within the required 3 days of the application date. The AFBD is located on page 21 of 50.	09/27/2019: Lender provided documentation verifying Affiliated Business Disclosure provided within 3 days of application. Exception cleared.09/16/2019: Finding deemed non-material, loan will be graded a B for all agencies	No Mortgage Lates No mortgage lates FICO is higher than guideline minimum Fico is higher than minimum required. LTV is lower than guideline maximum LTV is lower than guideline maximum.		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316310	75706b3d-a377-4e97-8ce7-949f3adff285	3312		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/26/2019: The Attorney Fee to XXXX is a 'Document Preparation Fee'. In the state of XXXXX, XXXX prepares XXXXX state specific documents for our closing documents. This would be considered a non-apr fee. Please review to rerun compliance testing with the information provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.09/27/2019: Lender provided verification Attorney fee is doc prep fee. Exception cleared.09/16/2019: Finding deemed non-material, loan will be graded a B for all agencies	No Mortgage Lates No mortgage lates FICO is higher than guideline minimum Fico is higher than minimum required. LTV is lower than guideline maximum LTV is lower than guideline maximum.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316310	5964cae0-320d-4290-9144-006c7bb8d6c2	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.	9/23/2019: Please see compliance tracker attached. This was acknowledged by borrower on X/XX.	09/24/2019: Received evidence initial CD was acknowledged. Timing requirement met. Condition cleared.	No Mortgage Lates No mortgage lates FICO is higher than guideline minimum Fico is higher than minimum required. LTV is lower than guideline maximum LTV is lower than guideline maximum.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316310	65fb0f8f-53d7-e911-abc7-f4e9d4a75a52	2036		Not Covered/Exempt		Compliance		Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search	09/26/2019: Please review the Fraud Report that was uploaded to clear the other finding. This document contains an OFAC search. Thanks.	09/27/2019: Lender provided Fraud Report with OFAC search. Exception cleared.	No Mortgage Lates No mortgage lates FICO is higher than guideline minimum Fico is higher than minimum required. LTV is lower than guideline maximum LTV is lower than guideline maximum.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316310	39b76764-15c7-46d6-be47-a8003cbabae6	3210		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. TILA 130(b) - within 60 days of discovery. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/26/2019: The Attorney Fee to XXXX is a 'Document Preparation Fee'. In the state of XXXXX, XXXX prepares XXXXX state specific documents for our closing documents. This would be considered a non-apr fee. Please review to rerun compliance testing with the information provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.09/27/2019: Lender provided verification Attorney fee is doc prep fee. Exception cleared.	No Mortgage Lates No mortgage lates FICO is higher than guideline minimum Fico is higher than minimum required. LTV is lower than guideline maximum LTV is lower than guideline maximum.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316310	47ab9337-14da-e911-abc7-f4e9d4a75a52	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		09/24/2019: Upon further review, the broker does not need to issue an ABD if they don’t issue the LE/WLSP. ABDs are only needed if they make a service recommendation. If they don’t refer any service providers, they don’t need to provide. Condition cleared.09/24/2019: Received Notice to the Home Loan Applicant. Condition remains non-material, loan will be graded a B for all agencies.09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies	No Mortgage Lates No mortgage lates FICO is higher than guideline minimum Fico is higher than minimum required. LTV is lower than guideline maximum LTV is lower than guideline maximum.		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316310	0170933e-75d1-4185-9c91-11d4fc272837	2880		Not Covered/Exempt		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure.		09/24/2019: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies	No Mortgage Lates No mortgage lates FICO is higher than guideline minimum Fico is higher than minimum required. LTV is lower than guideline maximum LTV is lower than guideline maximum.		Y		3	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316310	32b03afa-17da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	No Mortgage Lates No mortgage lates FICO is higher than guideline minimum Fico is higher than minimum required. LTV is lower than guideline maximum LTV is lower than guideline maximum.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316309	c5a69b76-3ada-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 46 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,277.86 in disposable income Reserves are higher than guideline minimum UW Guides require 10.68 months reserves, loan qualified with 49 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316308	f41642a2-806a-44d9-b736-34589ef73dcf	2907		Not Covered/Exempt		Compliance		Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	09/26/2019: Please review the attached initial disclosures showing the borrower was provided an affiliated business disclosure (page 21) within the required 3 days of the application.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.09/15/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.4% Reserves are higher than guideline minimum UW Guides require 0 months' reserves; loan qualified with 8.5 months' reserves FICO is higher than guideline minimum UW Guides require a FICO of 680; loan qualified with a FICO of 755		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316308	a7f34eef-32d8-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.4% Reserves are higher than guideline minimum UW Guides require 0 months' reserves; loan qualified with 8.5 months' reserves FICO is higher than guideline minimum UW Guides require a FICO of 680; loan qualified with a FICO of 755		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316307	718a9be9-0c93-4901-b287-2de22ce3bdad	1679		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.	09/26/2019: Please review the initial disclosures sent to the borrower on X/XX. Page 18 is the AFBA Disclosure. This confirms the requested disclosure was sent to the borrowers within the required 3 day window.	09/27/2019: Lender provided AFBA disclosed within 3 days of application date. Condition cleared.09/24/2019: Received executed Affiliated Business Disclosure for Lender. However, it is not within 3 days of application date. Condition remains non-material, loan will be graded a B for all agencies09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.40 months reserves		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316307	9bf1bb89-3c49-414e-a98f-f55c93c5c6f1	3313		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/26/2019: Prepaid Finance Charges Worksheet attached (pg 8). Please review which fees are listed as finance charges. XXXXXXXX Funding applies lender credits to the total of all the non-apr fees first and then any remaining credit is then applied to the total of the APR fees. Please rerun finance charge test as provided.	09/27/2019: Audit reviewed Lender's response and CD with prepaid finance charge worksheet and has determined the Finance Charge is within tolerance. Condition rescinded.09/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.40 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316307	d03959d2-24d6-462e-ba91-f18f5e68355f	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. No cure.		09/24/2019: Received evidence initial CD was acknowledged. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.40 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316307	1e609291-49d8-e911-abc7-f4e9d4a75a52	2036		Not Covered/Exempt		Compliance		Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search	09/26/2019: Please review the Fraud Report uploaded to resolve that finding. This report includes an OFAC search.	09/27/2019: Lender provided Fraud Report that included the OFAC search. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.40 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316307	cfaeb018-26b1-4776-adcd-b043fb91cab2	3211		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/26/2019: Prepaid Finance Charges Worksheet attached (pg 8). Please review which fees are listed as finance charges. Provident Funding applies lender credits to the total of all the non-apr fees first and then any remaining credit is then applied to the total of the APR fees. Please rerun finance charge test as provided.	09/27/2019: Audit reviewed Lender's response and CD with prepaid finance charge worksheet and has determined the Finance Charge is within tolerance. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.40 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316307	9e520fed-4230-4070-89bd-f80b4956c62a	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		09/24/2019: Upon further review, the broker does not need to issue an ABD if they don’t issue the LE/WLSP. ABDs are only needed if they make a service recommendation. If they don’t refer any service providers, they don’t need to provide. Condition cleared.09/24/2019: Received Notice to the Home Loan Applicant. Condition remains non-material, loan will be graded a B for all agencies.09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.40 months reserves		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316307	022f72b5-19da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.40 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316306	25cbb566-05da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW guides require Fico of 680, loan qualified with Fico of 719 DTI is lower than guideline maximum UW guide maximum DTI of 50%, loan qualified at 27.51% Years on Job Borrower has 12 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316305	effeda49-2de8-46ba-a4b2-c5424b0ebef1	3312		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXXXXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/26/2019: The Attorney Fee to XXXX is a 'Document Preparation Fee'. In the state of XXXXX, XXXX prepares XXXXX state specific documents for our closing documents. This would be considered a non-apr fee. Please review to rerun compliance testing with the information provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.09/27/2019: Lender provided verification Attorney fee is doc prep fee. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 Years in Field Borrower has 15 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316305	04fd0c55-4686-4c3c-8a40-a809da3831e4	3210		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/26/2019: The Attorney Fee to XXXX is a 'Document Preparation Fee'. In the state of XXXXX, XXXX prepares XXXXX state specific documents for our closing documents. This would be considered a non-apr fee. Please review to rerun compliance testing with the information provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.09/27/2019: Lender provided verification Attorney fee is doc prep fee. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 Years in Field Borrower has 15 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316305	cc41a8c3-a6d8-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 Years in Field Borrower has 15 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316305	3ceeace4-11da-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 2.5.		08/23/2019: CU Score of 2.5, therefore no Appraisal review is required for subject loan program. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 Years in Field Borrower has 15 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316304	29b19c3d-8d5d-4e01-a831-ca6d5ce8f7f5	1698		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosures not provided within 3 business days of application date	09/27/2019: Please review the initial disclosures sent to the borrower on X/XX/XX. Page 21 is a the AFB Disclosure. This should be sufficient proof that the borrower was sent this disclosure within the required 3 days. Thanks.	09/27/2019: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.09/24/2019: Received Lender’s tracking history which verifies initial disclosure package was issued X/XX. Please provide copy of corresponding Affiliated Business Disclosure. Condition remains non-material, loan will be graded a B for all agencies.09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316304	40451e47-75b2-4b3a-8de7-9310b1bfaafe	3312		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		09/27/2019: Audit reviewed the Lender Rebuttal, as well as CD fees, and has determined that the Attorney Fee was paid to a third party and agrees, in this case, it can be excluded from QM points and fees testing under the citation per TILA 1026.32(b)(1)(i)(D). Condition rescinded. 09/18/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316304	9c5c002a-a3d8-e911-abc7-f4e9d4a75a52	2036		Not Covered/Exempt		Compliance		Failure to provide proof of OFAC Search	Failure to provide OFAC Search	09/27/2019: Please review the Fraud Report uploaded to clear that condition, an OFAC search is included.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. OFAC validated on page 23 of 28 within the report. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316304	957e7a67-0f42-484b-b7fb-c132b7e208a4	3210		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/27/2019: Prepaid Finance Charges Worksheet attached (page 9). Please review which fees are listed as finance charges. Provident Funding applies lender credits to the total of all the non-apr fees first which is $XX.XX and then any remaining credit is then applied to the total of the APR fees. Please also be aware that the Attorney Fee to XXXX is a 'Document Preparation Fee'. In the state of XXXXX, XXXX prepares XXXXX state specific documents for our closing documents. This would be considered a non-apr fee. Please review to rerun compliance testing with the information provided.	09/27/2019: Audit reviewed the Lender Rebuttal, as well as CD fees, and has determined that the Attorney Fee was paid to a third party and agrees, in this case, it can be excluded from QM points and fees testing under the citation per TILA 1026.32(b)(1)(i)(D). Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316304	50070d35-58da-e911-abc7-f4e9d4a75a52	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		09/24/2019: Upon further review, the broker does not need to issue an ABD if they don’t issue the LE/WLSP. ABDs are only needed if they make a service recommendation. If they don’t refer any service providers, they don’t need to provide. Condition cleared.09/24/2019: Received Notice to the Home Loan Applicant. Condition remains non-material, loan will be graded a B for all agencies.09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316304	409adb78-59da-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for primary residence on the final application not provided.	09/27/2019: Requested documentation is attached.	09/27/2019: Audit reviewed taxes and insurance for primary residence, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316304	de1d485a-5eda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316304	cf18b805-60da-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Appraisal Review		09/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316303	ef0d5c44-8fcd-486e-a1fa-ef003c8977d1	1698		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	09/26/2019: Please review the initial disclosures sent to the borrower on X/XX/XX. Page 24 is the AFB Disclosure, confirming this document was in fact sent to the borrower within the required 3 days.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.09/24/2019: Received evidence borrowers were provided lender’s Affiliated Business Disclosure within 3 days of application date. Missing Broker’s Affiliated Business Disclosure or attestation no affiliates. Condition remains non-material, loan will be graded a B for all agencies.09/19/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.34% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316303	fcea6506-6980-44f2-8b99-8e5b34bb50ea	3312		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/26/2019: Prepaid Finance Charges Worksheet attached (page 9). Please review which fees are listed as finance charges. Provident Funding applies lender credits to the total of all the non-apr fees first which is $XXX.XX and then any remaining credit is then applied to the total of the APR fees. Also, the Attorney Fee to XXXX is a 'Document Preparation Fee'. In the state of XXXXX, XXXX prepares XXXXX state specific documents for our closing documents. This would be considered a non-apr fee. Please review to rerun compliance testing with the information provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.09/27/2019: Lender provided verification Attorney fee is doc prep fee. Exception cleared.09/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.34% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316303	fd87bd59-ef72-46d1-93b5-2d06ef88de42	3210		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/26/2019: Prepaid Finance Charges Worksheet attached (page 9). Please review which fees are listed as finance charges. Provident Funding applies lender credits to the total of all the non-apr fees first which is $XXX.XX and then any remaining credit is then applied to the total of the APR fees. Also, the Attorney Fee to XXXX is a 'Document Preparation Fee'. In the state of XXXXX, XXXX prepares XXXXX state specific documents for our closing documents. This would be considered a non-apr fee. Please review to rerun compliance testing with the information provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.09/27/2019: Lender provided verification Attorney fee is doc prep fee. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.34% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316303	39c6b1c3-e7da-e911-abc7-f4e9d4a75a52	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	9/23/2019: This is part of the initial disclosures which was sent on X/XX. Please see cover page.
09/24/2019:  Upon further review, the broker does not need to issue an ABD if they don’t issue the LE/WLSP.  ABDs are only needed if they make a service recommendation.  If they don’t refer any service providers, they don’t need to provide.  Condition cleared.09/24/2019:  Received evidence borrowers were provided lender’s Affiliated Business Disclosure within 3 days of application date.  Missing Broker’s Affiliated Business Disclosure or attestation no affiliates.  Condition remains non-material, loan will be graded a B for all agencies.09/19/2019:  Finding deemed non-material, loan will be graded a B for all agencies
												FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.34% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316303	36e0698d-e8da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.34% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316301	43e4895f-34da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: 09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 59.10 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 777 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 75.00%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316299	54f82e0e-4cda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 22.55%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175755	ba6da711-9952-4afa-9e78-95117515b56d	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for TQM due to missing income documentation.		05/08/2019: Audit confirmed XXXX and XXXXXXX XXX guidelines state when using rental income that the most current tax return with Schedule E is required or a lease agreement. The most current tax return was in the loan file; therefore, lease agreements were not required. Condition rescinded.	Reserves are higher than guideline minimum AUS required 3.56 months reserves, loan qualified with 351.7 months reserves Years on Job Borrower has 48 years on job No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175755	56f77501-1162-e911-bdd2-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements
The Borrowers' consumer rental income is required to be documented with both IRS Form 1040 Schedule E and current lease/rental agreements. The loan file contains XXXX tax returns with Schedule E however, itemization page for Schedule E line 19 was not provided. Unable to determine the amount of HOA dues and amortization required to accurately calculate the net rental income for all rental properties disclosed on the loan application The file also contains a copy of the current lease agreement for the subject property. Missing current lease/rental agreements for all other rental properties located on the XXXX Schedule E.
											05/08/2019: Audit confirmed XXXX andXXXXXXX XXX guidelines state when using rental income that the most current tax return with Schedule E is required or a lease agreement. The most current tax return was in the loan file; therefore, lease agreements were not required. Condition rescinded.	Reserves are higher than guideline minimum AUS required 3.56 months reserves, loan qualified with 351.7 months reserves Years on Job Borrower has 48 years on job No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175755	5c7196cb-1062-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum AUS required 3.56 months reserves, loan qualified with 351.7 months reserves Years on Job Borrower has 48 years on job No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316298	8475decc-d7da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 2.5 months reserves, loan qualified with 22.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.48%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316296	81b2e8f8-9dd8-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6.32 months reserves, loan qualified with 40.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316295	05c67a67-3dda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 249.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 815 DTI is lower than guideline maximum UW Guides maximum DTI of 12%, loan qualified with DTI of 6.69%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316294	7f3a4fa1-c7d8-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 61.5 months' reserves Years on Job Borrower has 13 years on job FICO is higher than guideline minimum UW Guides require a FICO of 680; loan qualified with FICO of 772		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316294	68cac811-cad8-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 61.5 months' reserves Years on Job Borrower has 13 years on job FICO is higher than guideline minimum UW Guides require a FICO of 680; loan qualified with FICO of 772		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316293	0ab7c735-0a21-43aa-8a4e-4518cf80a958	1698		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		09/24/2019: Received evidence borrowers were provided lender’s Affiliated Business Disclosure within 3 days of application date. Condition cleared.09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.00 months reserves Years in Field Borrower has 25 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316293	3f0ef6ce-6eda-e911-abc7-f4e9d4a75a52	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is greater which leaves a shortage of hazard insurance coverage. A cost estimator from the insurer was not provided.	10/01/2019: The cost estimator is now attached showing sufficient coverage.	10/01/2019: Audit reviewed the documentation submitted, the cost estimator does confirm the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.00 months reserves Years in Field Borrower has 25 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316293	017b20a7-6eda-e911-abc7-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1, #2, #3 on the final application not provided.	10/01/2019: Attached is a mortgage statement for Property #2, the borrower's primary residence showing that the taxes and insurance are included in the mortgage payment used for qualification. As for properties 1 and 3, rental income was utilized based on the figures showing on Schedule E of their 1040s. As Schedule E reflects 365 fair rental days, both agencies allow for rental income (including taxes and insurance) to be calculated using the figures on this form without additional documentation. Please review to clear this finding.	10/01/2019: Audit reviewed the Mortgage Statement for REO #2 (primary), as well as XXXX Schedule E other REOs, and has determined that the Mortgage Statement includes both taxes and insurance escrows; and Schedule E is sufficient for taxes and insurance on other REO's. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.00 months reserves Years in Field Borrower has 25 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316293	1073c1f4-5ad9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.00 months reserves Years in Field Borrower has 25 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316291	75f70cc0-3ad7-44ab-8e48-bc15ea99fd7b	1679		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.	09/24/2019: Attached.	09/25/2019: Lender provided executed Affiliated Business Disclosure. Exception cleared.09/16/2019: Finding deemed non-material, loan will be graded a B for all agencies	Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.90 months reserves General Comp Factor 1 Rental income not used for qualification.		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316291	2a540ef3-6aac-4e28-bb34-7d119130bd0e	3312		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions. The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/26/2019: Prepaid Finance Charges Worksheet attached (page 9). Please review which fees are listed as finance charges. XXX applies lender credits to the total of all the non-apr fees first which is $XXX.XX and then any remaining credit is then applied to the total of the APR fees. Please also be aware that the Attorney Fee to XXXX is a 'Document Preparation Fee'. In the state of XXXXX, XXXX prepares XXXXX state specific documents for our closing documents. This would be considered a non-apr fee. Please review to rerun compliance testing with the information provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.09/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.90 months reserves General Comp Factor 1 Rental income not used for qualification.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316291	3e8b5502-0470-4fa4-9289-3e299ae7158d	3210		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions. The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/26/2019: Prepaid Finance Charges Worksheet attached (page 9). Please review which fees are listed as finance charges. XXX applies lender credits to the total of all the non-apr fees first which is $XXX.XX and then any remaining credit is then applied to the total of the APR fees. Please also be aware that the Attorney Fee to XXXX is a 'Document Preparation Fee'. In the state of XXXXX, XXXX prepares XXXXX state specific documents for our closing documents. This would be considered a non-apr fee. Please review to rerun compliance testing with the information provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.	Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.90 months reserves General Comp Factor 1 Rental income not used for qualification.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316291	eeb933ff-dcdb-e911-abc7-f4e9d4a75a52	1740		Not Covered/Exempt		Compliance		Missing Mortgage Rider	Missing Mortgage Rider. Missing Exhibit A with legal description for the subject property.	09/24/2019: Legal description is located at the bottom of page 1 on the title attached.	09/25/2019: Audit reviewed Lenders response. Exception rescinded.	Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.90 months reserves General Comp Factor 1 Rental income not used for qualification.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316291	45f74919-55d9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	Missing Third Party Fraud Tool (Report). The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: My apologies, the correct Fraud Report is now attached.09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: 09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.09/27/2019: Audit reviewed Lenders response, however; fraud report provided is for a different borrower. Exception remains.	Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.90 months reserves General Comp Factor 1 Rental income not used for qualification.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316290	32e82d6a-c4d8-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.70 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.17%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316289	d1898b99-35da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides reflect minimum FICO as 680, loan qualified with FICO of 772 CLTV is lower than guideline maximum UW guides maximum CLTV of 80%, loan qualified with CLTV of 47.37% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.78%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316288	e19904de-54da-e911-abc7-f4e9d4a75a52	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount on final CD of $XXX.XX does not correspond with the monthly tax amount of $XXX.XX on the appraisal. Tax bill not provided and title commitment does not reflect a tax amount. Provide evidence of tax calculation.	09/27/2019: As the subject property is a new construction, the tax cert provided by title confirms the total showing is only for the lot. Title then added their estimated tax amount to the bottom potion of the tax cert. ($XXXX.XX/12 = $XXX.XX) Please review.	09/27/2019: Audit reviewed lender bases for tax calculations, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 54.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job 9 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316288	a30488f3-53da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 54.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job 9 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316287	b121fc67-05db-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 51.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80.00%, loan qualified with CLTV of 75.00%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316286	b6c111c2-74d9-e911-abc7-f4e9d4a75a52	2854		QM/Agency Safe Harbor		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet the criteria for Temporary Qualified Mortgage due to Evidence of taxes, insurance, and HOA for property #3 on the final application not provided. CD and note provided however the CD does not escrow impounds unable to verify amount includes HOA. Evidence of Mortgage payment and proof of taxes and insurance for property #4,5,& 6 on the final application not provided. Additional conditions may apply.
09/30/2019: Attached is the evidence of taxes, insurance and HOA dues for property # 3 (XXXX). Property #6 (XXXX) is listed on Schedule E of the borrower's 1040s and results in positive rental income. I have attached the rental income worksheet so evidence the calculation. This property was qualified at $0 so we were being conservative in our calculation. In the cash out letter from the borrower, they stated they will be using the funds to purchase additional investments. These properties are not yet owned by the borrowers but again in order to be more conservative, we added them to REO and utilized estimates for the mortgage payment as well as taxes and insurance. As these properties are "tbd" and not yet owned, any figures added are conservative to get a better idea of potential future debt, but is not currently actual borrower debt.
											10/01/2019: Audit reviewed Lender's response and documentation provided and has determined lender provided verification of taxes and insurance for property #3, Property #6 verifies no mortgages on property and verifies taxes and insurance, property #4 and #5 are TBD and not owned by borrower as of the subject closing date and Lender was being conservative when including the taxes and insurance in the calculation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747 Years in Field Borrower has 8 years in Field		Y		3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301316286	9f8740ac-67d9-e911-abc7-f4e9d4a75a52	1688		QM/Agency Safe Harbor		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes, insurance, and HOA for property #3 on the final application not provided. CD and note provided however the CD does not escrow impounds unable to verify amount includes HOA. Evidence of Mortgage payment and proof of taxes and insurance for property #4,5,& 6 on the final application not provided. Additional conditions may apply.
09/30/2019: Attached is the evidence of taxes, insurance and HOA dues for property # 3 (XXXX X XXXXXXX). Property #6 (XXXX X XXth XXX) is listed on Schedule E of the borrower's 1040s and results in positive rental income. I have attached the rental income worksheet so evidence the calculation. This property was qualified at $0 so we were being conservative in our calculation. In the cash out letter from the borrower, they stated they will be using the funds to purchase additional investments. These properties are not yet owned by the borrowers but again in order to be more conservative, we added them to REO and utilized estimates for the mortgage payment as well as taxes and insurance. As these properties are "tbd" and not yet owned, any figures added are conservative to get a better idea of potential future debt, but is not currently actual borrower debt.
											10/01/2019: Audit reviewed Lender's response and documentation provided and has determined lender provided verification of taxes and insurance for property #3, Property #6 verifies no mortgages on property and verifies taxes and insurance, property #4 and #5 are TBD and not owned by borrower as of the subject closing date and Lender was being conservative when including the taxes and insurance in the calculation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747 Years in Field Borrower has 8 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316286	c150d45c-1bda-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747 Years in Field Borrower has 8 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316283	38aae6d9-6ed9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $9,799 58 disposable income Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 162.2 months reserves Years in Primary Residence Borrower has resided in primary residence for 23 years		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316281	fa4e4ab5-73d9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%; loan qualified with CLTV of 68.55% FICO is higher than guideline minimum UW Guides require FICO of 680; loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 0 months' reserves; loan qualified with 43 months' reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316276	9df01d4e-11db-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.80% Reserves are higher than guideline minimum UW Guides require 95 months reserves, loan qualified with 178.6 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316275	15fd0727-243f-406c-9ba2-0c890be7906e	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	09/30/2019: Attached is the AFBA Disclosure executed at closing.09/26/2019: We do not have our affiliated business disclosure signed that is sent in initial disclosures. We do include the same one in our closing docs that is signed however. We only get initial disclosures signed that are required or needed during origination, otherwise we do not require them to be signed. Reg X only requires that disclosure is made, not that it is signed so we have never required it.09/24/2019: This is part of the initial disclosure package (attached)
09/30/2019: Audit reviewed executed AFBA Disclosure, and has determined that documentation submitted is deemed acceptable. Condition cleared. 09/27/2019: Audit reviewed Lenders response, however; Please provide ANY Missing Affiliated Business Disclosure that is executed. Note: We must receive confirmation AFB sent within 3 days of application and at least 1 AFB executed. Exception remains downgraded.09/25/2019: Lender provided tracking disclosure verifying borrower received Affiliated Business Disclosure within 3 days of application, however; please provide an Executed (Signed and dated) Missing Affiliated Business Disclosure. Exception remains downgraded.09/17/2019: Finding deemed non-material, loan will be graded a B for all agencies
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Years on Job Borrower has 22 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.31%		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316275	d0051f31-fbda-e911-abc7-f4e9d4a75a52	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is greater which leaves a shortage of hazard insurance coverage. A cost estimator from the insurer was not provided.	10/02/2019: Attached is the cost estimator and confirmation from the insurance agent directly that this policy contains 120% replacement cost on top of the coverage shown.	10/02/2019: Audit reviewed the documentation submitted, a statement (via e-mail) from the insurance carrier does confirms the policy provides 120% replacement cost on top of the coverage reflected on declaration page. Coverage is sufficient. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Years on Job Borrower has 22 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.31%		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316275	8cbae24a-6cd9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Years on Job Borrower has 22 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.31%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316273	59463f0a-11da-e911-abc7-f4e9d4a75a52	67		Not Covered/Exempt		Credit		Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the co-borrower as required by lender's guidelines was not provided.	09/27/2019: The co-borrower's Perm resident card is attached.	09/27/2019: Audit reviewed Permanent Resident Alien Card for co-borrower, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 DTI is lower than guideline maximum UW Guides maximum DTI of 34%, loan qualified with DTI of 31.42% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 68.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316273	cd671ef0-50da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 DTI is lower than guideline maximum UW Guides maximum DTI of 34%, loan qualified with DTI of 31.42% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 68.10 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316272	3982f42c-59da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum Reserves of 37 months > 2.8 months required. FICO is higher than guideline minimum FICO 783 > 680 minimum required. Full Documentation Full documentation loan.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237600	9e2a274b-fee9-4252-8555-344ec2e04244	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/09/2019: XX CD	07/12/2019: Lender provided LOE, proof of delivery and PCCD with the Settlement Agent state ID updated. Exception remains downgraded.07/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228846	8da8e4b7-ec91-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is not provided.	06/24/2019: AVM	06/25/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237596	e061bb0c-8a9d-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final CD reflect $XK EMD vs correct amount of $XK as per EMD receipt on pages 141 and 143. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.	07/05/2019: The emd deposit was corrected on the final CD at closing. See section L "additional deposit".	07/08/2019: Lender provided Funding CD with correct EMD amount. Condition cleared.07/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228843	90e6462d-f943-426c-8cc4-0382f64fe8c9	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added condition based on property tax bill received: The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.	06/27/2019: XX CD/LOX to the borrower	06/28/2019: Lender provided LOE and PCCD with Estimated Taxes, Insurance and Assessments corrected. Exception remains downgraded.06/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 72 months reserves. Years Self Employed Borrower has 6.6 years Self Employed.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228843	7c5796ca-6161-4976-8456-a95adbaad132	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added condition based on property tax bill received: The Final CD is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX, therefore the Estimated Property Costs over Year 1 is inaccurate. Provide re-disclosed CD and letter of explanation.	06/27/2019: Does this mean that this suspense will clear when the other one does?	06/28/2019: Lender provided LOE and PCCD with Estimated Taxes, Insurance and Assessments corrected. Exception downgraded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 72 months reserves. Years Self Employed Borrower has 6.6 years Self Employed.		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228843	0e675a2f-6793-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/21/2019: VVOE	06/25/2019: Lender provided State search and employees name and title that obtained the VOB information. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 72 months reserves. Years Self Employed Borrower has 6.6 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228843	294f2e16-aa91-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Credit		General Credit Exception	Missing Lender's calculations for subject property taxes in the amount of $XXX.XX. Lender calculation is not based on taxes reflected on title.	06/25/2019: Aback end ratio is 17. We have more than enough room to move the taxes up to $XXX.XX, Which is the current taxes WITHOUT the homeowner exemption as this is a non owner occupied transaction. Bill is uploaded, although the current bill wasn’t out at the time this closed 06/21/2019: Tax Docs	06/26/2019: Lender provided property tax bill. Exception cleared.06/25/2019: Audit reviewed Lenders response, however; please provide Lender's calculations for subject property taxes in the amount of $XXX.XX. Exception remains.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 72 months reserves. Years Self Employed Borrower has 6.6 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228843	2c12b76f-b091-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.	06/21/2019: AVM	06/25/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 783. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 72 months reserves. Years Self Employed Borrower has 6.6 years Self Employed.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237590	0a9e459a-f69d-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 34.00%. Due to the improper calculation of income, the actual DTI is 45.87%. Lender included rental income for newly acquired property #4 & #5 on the final 1003 but did not provide a lease agreement or a Comparable Rent Schedule.	07/12/2019: rent schedule	07/17/2019: Lender provided rent schedules for REO properties. Re-calculated DTI is within tolerance. Condition Cleared.	Reserves are higher than guideline minimum AUS required 6 mos reserves; loan qualified with 171.40 mos reserves. FICO is higher than guideline minimum Loan qualified with FICO of 722. Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301237588	78b70826-5a9f-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 34.00%. Due to the improper calculation of income, the actual DTI is 45.87%. Lender included rental income for newly acquired property #4 & #5 on the final 1003 but did not provide a lease agreement or a Comparable Rent Schedule.	07/12/2019: Comparable Rent Schedules
07/16/2019: Audit reviewed lenders response. Exception cleared.07/12/2019: Audit reviewed the Comparable Rent Schedule for newly acquired properties #4 and #5, and has determined that XXXXXXX XXX also requires the for a property purchased in the current calendar year or placed in service for use as a rental property in the current calendar year: Lease must be used to determine the net rental income. Leases must be current and fully executed, with a minimum original term of one year. If the lease is documented as assigned from the property seller to the Borrower and is in the automatically renewable month-to-month phase of an original one-year (or longer) term lease, then a month-to-month term is acceptable. Missing leases. Condition remains.
												Reserves are higher than guideline minimum AUS require 6.8 months reserves, loan qualified with 171.40 months reserves FICO is higher than guideline minimum Loan qualified with 722 FICO Disposable Income is higher than guideline minimum Loan qualified with disposable income of $12,582.51		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301228834	e8ffd725-5693-e911-bdd2-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX reflected on final Closing Disclosure does not correspond with the monthly tax amount of $XXX.XX on the appraisal report. Provide third party evidence of tax calculation. Additional conditions may apply.	06/25/2019: Tax documentation is the Tax Information Sheet in the Closing Package that was completed by the Title company. Please review Tax info sheet.06/24/2019: Taxes were based on the next amount due of $XXXX.XX approved by the Title company, which is also a more conservative figure than the appraisal. Please clear.	06/26/2019: Audit reviewed Lenders response. Exception rescinded.06/25/2019: Audit reviewed Lenders response, however; please provide tax documentation from the Title company utilized in monthly tax calculation of 258.96. Exception remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.72% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301228833	6acb44c6-5393-e911-bdd2-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM/VOR require to verify.	06/21/2019: The primary residence has a 12 month history with XXXXX mortgage on the credit report. This transaction is a refinance of an investment property that's in a trust and does not have a mortgage payment history. Please review.	06/25/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.67%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301228833	149447e3-4d93-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. No CU Risk Score provided in file.	06/24/2019: AVM	06/25/2019: The AVM report value of $X,XXX,XXX.XX, to appraisal value of $X,XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.67%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228822	98e0f156-d691-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The Guideline reflects a maximum allowable DTI of 45.00%. Due to the improper calculation of rental income the actual DTI is 46.69%.	07/11/2019: Please acknowledge this exception if AUS requirements are met	07/11/2019: Audit acknowledges the client approved guideline exception for DTI outside guidelines. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 20.62 months reserves, loan qualified with 94.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Years Self Employed Borrower has 5 years Self Employed		Y		3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301228822	61b5686c-4a93-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/11/2019: This loan is not subject to Appendix Q since this is an AUS trade. Thus, the VOE being dated after closing does not apply and is acceptable to meet AUS guidelines. Please clear.07/03/2019: CPA
07/11/2019: Audit reviewed POST Closing VOE, and has determined that the lender may obtain the VOE after closing, up to the time of loan delivery. Loan will be rated a B. 07/08/2019: Audit reviewed Lenders response, however; CPA letter is dated after closing. Please provide verification of the employees name and title that obtained the VOB information (Prior to closing). Exception remains.07/03/2019:  Lender provided CPA letter.  However, per Agency guidelines, the lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. This item was not provided.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 20.62 months reserves, loan qualified with 94.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Years Self Employed Borrower has 5 years Self Employed		Y		3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301228822	421e6499-d691-e911-bdd2-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #11 located on Final 1003. Per AUS item #15, IRS Form 1040 Schedule E or a current lease/rental agreement is necessary to verify all consumer rental income.	06/27/2019: Lease	06/28/2019: Lender provided Lease agreement. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 20.62 months reserves, loan qualified with 94.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Years Self Employed Borrower has 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228822	532a64e9-d591-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		07/03/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 20.62 months reserves, loan qualified with 94.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Years Self Employed Borrower has 5 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228818	df07fb99-0192-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		07/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237569	139d64c1-df9d-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/08/2019: Please rescind; Report posted/emailed 7/2	07/09/2019: Audit re-analyzed loan documents and has determined that the AUS did not reflect the CU Risk Score. However, the AVM was provided in the loan file on page 957 and reflected a value of $XXX,XXX to appraisal value of $XXX,XXX, which was a variance less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.10 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX in disposable income Years on Job Borrower has 7 years on job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301228796	8166ef0e-1292-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.		07/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.66% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 156 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228793	69802363-fe91-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.	06/24/2019: AVM	06/25/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.63% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 389.40 months reserves, loan qualified with 6 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228792	e8702dde-db91-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided. No CDA score was available.	06/24/2019: AVM	06/25/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 2.50 months reserves, loan qualified with 19 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175743	886d12f8-2d62-e911-bdd2-f4e9d4a75ba2	2854		Not Covered/Exempt		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to Excessive DTI and Failure to obtain Employment Verification.	5/1/2019: The reason the mortgage payment for the vacant land was not included in the DTI was due to this mortgage being paid off at closing through this transaction. Please see the CD as well as the payoff from XX XXXX for the mortgage tied to this land.	05/02/2019: Audit reviewed lender’s rebuttal and agrees. Closing disclosure, page 169, verifies the mortgage was paid with proceeds from this transaction. Recalculated DTI 43.11%. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 27.60 months’ reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175743	280ba8d4-4a61-e911-bdd2-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of %43. Due to the improper calculation of rental income, the actual DTI is 51.27%. The Final 1003 do not show the lender included the mortgage payment for the vacant land.	5/1/2019: The reason the mortgage payment for the vacant land was not included in the DTI was due to this mortgage being paid off at closing through this transaction. Please see the CD as well as the payoff from XX XXXX for the mortgage tied to this land.	05/02/2019: Audit reviewed lender’s rebuttal and agrees. Closing disclosure, page 169, verifies the mortgage was paid with proceeds from this transaction. Recalculated DTI 43.11%. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 27.60 months’ reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301175743	0562593f-4961-e911-bdd2-f4e9d4a75ba2	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is dated within 10 days prior to note date; however, the borrower current position, start date, employer contact full name and title is missing.
05/08/2019: Per previous rebuttal, the closer did verify employment directly with the borrower prior to consummation via transfer by the Company receptionist. It was acknowledged by XXXX that this was done within the allowable timeframe. The attached VOE does show the borrower is still currently active and verifies start date and position so can we please review for resolution or downgrading of this loan as this was done on previous trades? Thank you.5/1/2019:  As this borrower's employer utilizes a pay for VOE service, our policy is to allow the closer to contact the employer at a verified phone number and be transferred directly to the borrower by the receptionist as an alternate method of verifying employment. As we spoke with the borrower directly at their place of employment, we did not obtain the additional information referenced within this condition.

05/09/2019: Lender provided a post closing VVOE that included all the required information.  The AUS indicates lenders have the option to obtain a VVOE after the note date and prior to delivery to XXXXXX XXX.  Condition cleared.05/02/2019:  Per agency guidelines, VVOE must contain all of the following:  Name of the Borrower, employer’s name, name and title of the individual contacted at employer, date of contact, and the phone number used to contact the employer:  Name of the third-party source used to obtain the phone number for the employer (e.g., phone directory, reliable internet source, directory assistance, etc.);  Borrower’s current employment status;  Any additional information that was verified;  Name, title and employer of the representative who contacted the Borrower’s employer and completed the Verbal VOE.  Condition remains.
												Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 27.60 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175743	7749ea75-4a61-e911-bdd2-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XX,XXX . A cost estimator from the insurer was not provided. The declaration page shows extended replacement cost but a guaranteed replacement cost as required.	5/1/2019: Please review the full insurance policy for the subject property (It does not reflect the mortgagee change), but the right hand column on page 8 of 12 shows the borrower recently had their dwelling coverage increased and the insurance carrier confirms the Dwelling Protection limits now reflect the estimated replacement cost of the home.	05/02/2019: Received evidence that the insurance coverage provided is sufficient. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 27.60 months’ reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175743	82b42812-4961-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	5/1/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 27.60 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175743	d20437c5-4b61-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA is missing from file.		04/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 27.60 months’ reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316271	5fe1a6e7-1b25-4618-bc08-51a15b0f3580	3313		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	09/26/2019: Prepaid Finance Charges Worksheet attached. Please review which fees are listed as finance charges. XXXXXXXXX Funding applies lender credits to the total of all the non-apr fees first which is $X,XXX and then the remaining credit of $X,XXX.XX is then applied to the total of the APR fees. Please rerun finance charge test as provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 19.20 months reserves Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 798		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316271	c530590d-3a25-4802-8151-2052f733e746	3211		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/26/2019: Prepaid Finance Charges Worksheet attached. Please review which fees are listed as finance charges. XXXXXXXX Funding applies lender credits to the total of all the non-apr fees first which is $X,XXX and then the remaining credit of $X,XXX.XX is then applied to the total of the APR fees. Please rerun finance charge test as provided.	09/27/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 19.20 months reserves Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 798		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316271	a225f7a4-74d9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 19.20 months reserves Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 798		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316269	edac0cbe-7fd9-e911-abc7-f4e9d4a75a52	1679		QM/Agency Safe Harbor		Compliance		Affiliated Business Disclosure not executed	The Affiliated Business Disclosure was not executed by the borrowers.	09/24/2019: attached.	09/25/2019: Lender provided executed Affiliated Business Disclosure. Exception cleared.09/15/2019: This finding is deemed non-material with a final grade of a “B”.			Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316269	bfd9c243-aad8-e911-abc7-f4e9d4a75a52	2036		QM/Agency Safe Harbor		Compliance		Failure to provide proof of OFAC Search	The OFAC search was not provided.	10/02/2019: Please review the attached Fraud Report which includes an OFAC search.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. OFAC validated on page 28 of 37 within the report. Condition cleared.			Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316269	6f988a18-80d9-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score = 5.		09/23/2019: CU score is 1, therefore no Appraisal review is required for subject loan program. Condition rescinded.			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316268	1dbb8806-e2da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum Lender guides require a score of 680, loan qualified with 749. DTI is lower than guideline maximum Lender guides maximum DTI of 43% loan qualified with DTI of 27.81%. Reserves are higher than guideline minimum Lender guides do not specify reserves, however loan qualified with 13.6 months.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316267	1cc99855-34ce-4f6d-aeb6-5dc46e0fabcc	1698		QM/Agency Safe Harbor		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	09/24/2019: This is part of the initial disclosures package. Please see HUD Homeownership Counseling Disclosure not provided within 3 days of application condition for attachment.	09/25/2019: Lender provided tracking disclosure verifying borrower received Affiliated Business Disclosure within 3 days of application. Exception cleared.09/17/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Years on Job Borrower has 8 years on job		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316267	72dd79b1-5df4-4290-8550-50d35f261fc9	2862		QM/Agency Safe Harbor		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.	09/24/2019: This is part of the initial disclosure package. Date sent on the cover page.	09/25/2019: Lender provided tracking disclosure verifying borrower received Homeownership Counseling Disclosure within 3 days of application. Exception cleared.09/17/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Years on Job Borrower has 8 years on job		Y		3	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316267	76e45f8f-edef-45e4-add2-c4aacadf2d91	48		QM/Agency Safe Harbor		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure	09/24/2019: attached.	09/25/2019: Audit reviewed lenders response. Exception rescinded.09/17/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Years on Job Borrower has 8 years on job		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316267	35b3dbdb-40da-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Years on Job Borrower has 8 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316267	cc6054ea-41da-e911-abc7-f4e9d4a75a52	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	Missing Review Appraisal. Missing CU score		09/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Years on Job Borrower has 8 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316266	74c6aaf3-817e-4123-87f2-88438ccf6c33	1698		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		09/25/2019: Lender provided tracking disclosure verifying borrower received Affiliated Business Disclosure within 3 days of application. Exception cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 29 months of reserves. No Mortgage Lates UW guides require 0x30 days late in the most recent 12 months; Credit report verifies 99 month's payment history with no late payments reported. FICO is higher than guideline minimum UW overlays require FICO of 680, loan qualified with a credit score of 772.		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316266	18647257-e0d7-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 29 months of reserves. No Mortgage Lates UW guides require 0x30 days late in the most recent 12 months; Credit report verifies 99 month's payment history with no late payments reported. FICO is higher than guideline minimum UW overlays require FICO of 680, loan qualified with a credit score of 772.		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316265	1fccf5a4-cbda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 28 years on job DTI is lower than guideline maximum UW guides maximum DTI 45%, loan qualified with DTI of 11.10% FICO is higher than guideline minimum UW guides require FICO of 680, loan qualifed with FICO of 794		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316264	d5f9d578-48d9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 32.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316263	08a278c5-47da-e911-abc7-f4e9d4a75a52	3283		Not Covered/Exempt		Compliance		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XX.XX and on the final CD as $XXX.XX, exceeding the allowable 10% tolerance. A tolerance cure of $XX.XX is required. No evidence of tolerance cure provided in file. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	09/30/2019: Please review the CD Analysis breakdown of the fees charged. Yes the recording fee increased from $XX to $XXX, but when included with the other fees that are included in the 10% tolerance bucket (Lender's title Insurance and Title- Settlement Fee), the increase came out to an increase of 9.38% which would not result in a cure being required.	10/01/2019: Audit reviewed Lender's response and has determined the 10% tolerance fees were within 10% tolerance. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 44.2, loan qualified with DTI of 32.27% Reserves are higher than guideline minimum UW Guides require 64.55 months reserves, loan qualified with 192 months reserves No Mortgage Lates credit report verifies >99 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316263	b22b46a9-47da-e911-abc7-f4e9d4a75a52	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Broker’s Affiliated Business Disclosure.	09/24/2019: attached.	09/25/2019: Audit reviewed Lenders response. Exception rescinded.09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 44.2, loan qualified with DTI of 32.27% Reserves are higher than guideline minimum UW Guides require 64.55 months reserves, loan qualified with 192 months reserves No Mortgage Lates credit report verifies >99 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316263	c40180fa-47da-e911-abc7-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Client Overlay - Missing current XXXX Balance Sheet for Schedule C Business and Business A and C on Schedule E Part II, Statement #4 of XXXX tax return. Per the Client Overlays, both Profit & Loss Statement and Balance Sheet are required.	09/30/2019: Please elaborate further as to why this item would be needed. The requirement for a balance sheet is only required for XXXXX loans which this loan is not, it is a standard Conforming 30 year loan.	10/02/2019: Audit concurs with the Lender Rebuttal, and has determined that loan program does not include a client overlay for P&L and Balance Sheet. Two years of most recent personal and business tax returns were provided within the loan file to meet AUS. Condition rescinded.10/01/2019: Audit reviewed Lender's response and has determined this is a Client Overlay and P&L and Balance Sheet are required. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 44.2, loan qualified with DTI of 32.27% Reserves are higher than guideline minimum UW Guides require 64.55 months reserves, loan qualified with 192 months reserves No Mortgage Lates credit report verifies >99 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316263	b58f603c-74d9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 44.2, loan qualified with DTI of 32.27% Reserves are higher than guideline minimum UW Guides require 64.55 months reserves, loan qualified with 192 months reserves No Mortgage Lates credit report verifies >99 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316263	42f222ec-47da-e911-abc7-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Client Overlay - Missing YTD XXXX P&L Statement for Schedule C Business and Business A and C on Schedule E Part II, Statement #4 of XXXX tax return. Per the Client Overlays, both Profit & Loss Statement and Balance Sheet are required.	10/02/2019: Please confirm that when income is not used/needed for qualification that this would still be the case because that goes way beyond any agency and investor requirements. Furthermore, the XXXX losses are being factored without need based on agency guidelines.09/30/2019: Please elaborate further as to why this item would be needed. The requirement for a balance sheet is only required for XXXXX loans which this loan is not, it is a standard Conforming 30 year loan.	10/02/2019: Audit concurs with the Lender Rebuttal, and has determined that loan program does not include a client overlay for P&L and Balance Sheet. Two years of most recent personal and business tax returns were provided within the loan file to meet AUS. Condition rescinded. 10/01/2019: Audit reviewed Lender's response and has determined this is a Client Overlay and P&L and Balance Sheet are required. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 44.2, loan qualified with DTI of 32.27% Reserves are higher than guideline minimum UW Guides require 64.55 months reserves, loan qualified with 192 months reserves No Mortgage Lates credit report verifies >99 months payment history with no late payments reported		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316262	b4f55a42-b1a4-405b-8f41-a39f58fc9225	3313		Not Covered/Exempt		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX. an over disclosure of -$XXX.XX.		09/27/2019: Audit concurs with the Lender Rebuttal, and has determined that a PREPAID FINANCE CHARGES WORKSHEET was included within the original package on page 399. Lender Credit was applied as follows: Finance Charge credit for $XXX.XX and $X,XXX.XX applied to other charges for a total of $X,XXX.XX which matches the Section X XXXXXX Credit on the CD. No violation, condition rescinded.09/18/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW guides require FICO of 680, loan was approved with a FICO of 790 Reserves are higher than guideline minimum UW Guides require 44.33 months reserves, loan qualified with 83.50 months reserves CLTV is lower than guideline maximum UW guides require a CLTV of 80%, loan was approved with a CLTV of 75.00%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316262	ef9f2804-49ed-4728-8103-f8cf9281c537	3211		Not Covered/Exempt		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	09/27/2019: Prepaid Finance Charges Worksheet attached (page 9). Please review which fees are listed as finance charges. XXXXXXXX Funding applies lender credits to the total of all the non-apr fees first which is $X,XXX.XX and then the remaining credit of $XXX.XX is then applied to the total of the APR fees. Please rerun finance charge test as provided.	09/27/2019: Audit concurs with the Lender Rebuttal, and has determined that a PREPAID FINANCE CHARGES WORKSHEET was included within the original package on page 399. Lender Credit was applied as follows: Finance Charge credit for $XXX.XX and $X,XXX.XX applied to other charges for a total of $X,XXX.XX which matches the Section J Lender Credit on the CD. No violation, condition rescinded.	FICO is higher than guideline minimum UW guides require FICO of 680, loan was approved with a FICO of 790 Reserves are higher than guideline minimum UW Guides require 44.33 months reserves, loan qualified with 83.50 months reserves CLTV is lower than guideline maximum UW guides require a CLTV of 80%, loan was approved with a CLTV of 75.00%		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316262	4a7afbb4-3546-4cc4-9391-4d214edf5086	2862		Not Covered/Exempt		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.	09/24/2019: this is part of the initial disclosures.	09/25/2019: Lender provided tracking disclosure verifying borrower received Homeownership Counseling Disclosure within 3 days of application. Exception cleared.09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies”	FICO is higher than guideline minimum UW guides require FICO of 680, loan was approved with a FICO of 790 Reserves are higher than guideline minimum UW Guides require 44.33 months reserves, loan qualified with 83.50 months reserves CLTV is lower than guideline maximum UW guides require a CLTV of 80%, loan was approved with a CLTV of 75.00%		Y		3	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316262	3d05eb0d-22db-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan was approved with a FICO of 790 Reserves are higher than guideline minimum UW Guides require 44.33 months reserves, loan qualified with 83.50 months reserves CLTV is lower than guideline maximum UW guides require a CLTV of 80%, loan was approved with a CLTV of 75.00%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316262	e3bf50bc-21db-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Appraisal Review Missing		09/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan was approved with a FICO of 790 Reserves are higher than guideline minimum UW Guides require 44.33 months reserves, loan qualified with 83.50 months reserves CLTV is lower than guideline maximum UW guides require a CLTV of 80%, loan was approved with a CLTV of 75.00%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316260	de3a00ea-71da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum DTI 34.44% < 45% max allowed FICO is higher than guideline minimum FICO of 794 > 680 minimum required Reserves are higher than guideline minimum Reserves of 112 months > 24 months required		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316256	c6be5d27-227f-4cc8-8b34-d9a8f5c04172	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated for Lender and Broker Business Disclosure.
10/08/2019: As mentioned previously, no AFBA was obtained due to there not being any affiliations between this lender and any of the other parties involved. Please re-review, if unable to clear, can this finding be downgraded and/or considered non-material? Thanks.10/02/2019: My apologies, on this loan, XXXXXXXXX was not the original Lender on this loan, it was XXXXX XXXX XXX. That is why there was no AFBA Disclosure included in the initial disclosures provided. Loans originated through XXXXXXXXX always contain this disclosure due to our affiliation with Lender vend Appraisal Services, but since Lender does not have the same affiliation, the same form would not be included. There is no indication of any affiliation through this file so no disclosure should be required. Please re-review.09/26/2019: attached
											10/08/2019: Finding is deemed non-material, loan will be rated a B. 10/02/2019: Audit reviewed the Lender Rebuttal, and has determined that a lender attestation statement regarding no Affiliated Businesses -or- an Affiliated Business Disclosure within three days of application date is required. Condition remains. 09/26/2019: Audit reviewed documentation, and has determined that said documents submitted did NOT include an Affiliated Business Disclosure for the Lender. Condition remains. Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 819 Years in Field Borrower has 9 years in Field Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 155 months reserves		Y		2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301316256	726a4667-40da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 819 Years in Field Borrower has 9 years in Field Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 155 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316255	cc181dee-e7da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.19% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316251	14bdf405-d67a-4420-97c0-9bc5ce7ad2f8	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Broker and Lender Affiliated Business Disclosure	09/24/2019: attached	09/25/2019: Lender provided executed Lender Affiliated Business Disclosure and Tracking disclosure in file verifies AFB was received within 3 days of application date. Exception cleared.09/18/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 4.20 months reserves, loan qualified with 81.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with a FICO of 805		Y		2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301316251	7c0454f1-7dda-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 36.00%. Due to the improper calculation of debts, the actual DTI is 41.21%. The lender used the incorrect PITIA for the Borrower primary residence.	10/02/2019: Attached is the updated LPA feedback showing the correction made to the DTI and valid approval.	10/02/2019: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 4.20 months reserves, loan qualified with 81.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with a FICO of 805		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316251	6e4d7456-7dda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 4.20 months reserves, loan qualified with 81.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with a FICO of 805		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316250	61f76887-2eda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.95% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316250	9288ae2e-30da-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA is missing from the loan file.		09/24/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.95% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47.80 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316249	99c14f78-79d9-e911-abc7-f4e9d4a75a52	2992		Not Covered/Exempt		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage.	09/26/2019: Please review the attached Tax Certificate. It shows the subject property has two interchangeable Parcel Numbers. The mortgage and title reflect XXXXXXX whereas the appraisal reflects the other (XXXXXXXXXX). As this tax cert shows both numbers as acceptable APNs for the subject, how the appraisal reads should be acceptable.	09/27/2019: Lender provided Tax certificate verifying two interchangeable Parcel Numbers. Exception cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualifed with FICO of 785 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.80 months reserves Years on Job Borrower has 11 years on job		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301316249	81a9d380-f2da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualifed with FICO of 785 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.80 months reserves Years on Job Borrower has 11 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316248	cc066d11-d2da-e911-abc7-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 42%. Due to the improper calculation of debts, the actual DTI is 47.89%. Lender did not include taxes and insurance for REO #6.
09/30/2019: Please review the attached documentation showing the full PITIA for property #6 is actually $XXXX.XX. There is also a CD showing the property was just purchased in June XXXX therefore any rental income used can be done so with the use of a lease agreement (also attached), which shows monthly rent of $XXXX. The borrower was qualified using 75% of this lease amount which comes to $XXXX.XX. Since this amount exceeds the PITIA, the current DTI is actually higher than is could be as we could have qualified the borrower with rental income for this property of $XXX.XX, but instead we went the more conservative route and just offset the PITIA and used $X.XX. Please re-review
											10/01/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum FICO 750 > 680 minimum allowed per guidelines Reserves are higher than guideline minimum Reserves of 49.6% > 6 months required Full Documentation Full documentation loan		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316248	417ca8cc-d2da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum FICO 750 > 680 minimum allowed per guidelines Reserves are higher than guideline minimum Reserves of 49.6% > 6 months required Full Documentation Full documentation loan		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316246	1a969972-19da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 19.80% Reserves are higher than guideline minimum UW Guides require 0.00 months reserves, loan qualified with 12.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316245	04f4b34f-0dda-e911-abc7-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	For salaried borrowers: Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.	10/02/2019: Due to a system glitch, the VOE page did not save properly as it typically does on all files. It is our policy and our system would not allow the loan to fund if the VOE was not completed within the 10 days prior to the Note date. Unfortunately, because of this glitch, the only documentation we can provide is a new printout from the worknumber confirming the borrower has been employed at their current employer since 5/11/2015 and was still active currently, so therefore was active at the time of funding.	10/02/2019: Audit reviewed the Lender Rebuttal, and has determined that VOE documentation provided post consummation is deemed acceptable. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.34% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,137.85in disposable income		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301316245	60ef7082-0fda-e911-abc7-f4e9d4a75a52	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for borrower's primary residence on the final loan application. Final 1003 indicates primary residence contains monthly HOA fee	10/02/2019: Attached is a copy of the appraisal from when the borrower refinanced their primary residence earlier this year confirming the HOA dues.	10/02/2019: Audit reviewed evidence of HOA monthly fee for primary residence, and has determined that sufficient documentation was submitted to verify monthly fee. Condition cleared.	FICO is higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.34% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,137.85in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316245	dae11f19-0eda-e911-abc7-f4e9d4a75a52	2593		Not Covered/Exempt		Credit		Missing Payoff Statement	Payoff statement for first mortgage lien not provided	10/02/2019: The payoff is attached.	10/02/2019: Audit reviewed Mortgage Payoff Statement, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.34% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,137.85in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316245	003cc6cb-0bda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.34% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,137.85in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316245	38f2d63c-0eda-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score = 2.6.		09/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.34% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,137.85in disposable income		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316243	e6ef39dc-b9d9-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximuim DTI of 43%, loan qualified with DTI of 26.7% Reserves are higher than guideline minimum UW Guides require 2 months' reserves, loan qualified with 130.3 months' reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316242	a06cadca-20da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	10/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	10/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 33.73% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.6 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175712	f8900d1f-0d61-e911-bdd2-f4e9d4a75ba2	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to Loan Prospector if the data changes from the time the AUS was last run. The most recent AUS in file reflects no LTV/CLTV and DTI.	04/25/2019: AUS is now attached.	04/30/2019: Lender provided complete AUS results. Condition cleared.	Years in Field Borrower has 26 years in Field Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 25.90 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 42 months payment history with no late payments reported		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301175712	ed342b36-0d61-e911-bdd2-f4e9d4a75ba2	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	05/02/2019: The fraud report is now attached. As with previous trades, this finding should be resolved as-is. We maintain that our internal procedures account for any fraud alerts and this report is provided for convenience.	05/02/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	Years in Field Borrower has 26 years in Field Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 25.90 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 42 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316240	50113be8-1bda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	Missing Third Party Fraud Tool (Report). The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788 General Comp Factor 1 UW Guides maximum LTV of 80%, loan qualified with LTV of 67.16% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.29% Years on Job Borrower has 30 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316239	35fc8923-5dda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	Years on Job Borrower on job 5 years; Co-Borrower on job 2 years LTV is lower than guideline maximum LTV guide maximum LTV of 80%, loan qualified with LTV of 65.63% FICO is higher than guideline minimum UW guide require a 680 fico, loan qualified with fico of 776		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316236	8ccc4286-29db-e911-abc7-f4e9d4a75a52	992		Not Covered/Exempt		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects 7 financed properties vs. 8 and missing Cash Flow analysis (Form 1084) for both borrowers.	10/02/2019: Due to the way our system has to be run to use subject rental income on a purchase, the subject property needs to be added to REO without a mortgage listed. This is throwing off the DU feedback in regards to # of financed properties showing. However, there is no difference in eligibility or reserve requirements between 7 and 8 and the reserve requirements are met. We are accounting for 6% of the aggregate UPB for all non-subject, non-primary residence mortgages (6 properties) and 6 months PITI for the subject property.	10/02/2019: Audit reviewed the Lender Rebuttal, and has determined that resubmission is not required due to all debts/income for properties were included on the AUS. Guidelines do not require resubmission in this case. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with a FICO of 727 Years Self Employed Borrower has been self-employed 15.92 years. Co-Borrower has been self-employed for 12.33 months Reserves are higher than guideline minimum UW Guides require 52 months reserves, loan qualified with 201.20 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316236	da3af96d-29db-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with a FICO of 727 Years Self Employed Borrower has been self-employed 15.92 years. Co-Borrower has been self-employed for 12.33 months Reserves are higher than guideline minimum UW Guides require 52 months reserves, loan qualified with 201.20 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316235	c31dbd61-0fda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.90% No Mortgage Lates ; credit report verifies 79 months payment history with no late payments reported		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316234	38a8131d-acd8-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.41% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.3 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316233	7f2471d2-fcda-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.30 months reserves Years on Job 25 years on job		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316232	eb73ccf1-12da-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 32.05% Years Self Employed Co-Borrower has 16 years self employed Years Self Employed Borrower has 16 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316231	c50bcd8b-54e1-40b8-9d24-17452a6f1c56	3313		QM/Agency Safe Harbor		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		10/02/2019: Audit re-analyzed the loan file, and has determined that a PREPAID FINANCE CHARGES WORKSHEET was included within the original package on page 131. Lender Credit was applied as follows: Finance Charge credit for $XXX.XX and $X,XXX applied to Settlement charges for a total of $X,XXX.XX. The Section J Lender Credit of $X,XXX.XX on the CD is sufficient for the portion of fees the worksheet assigned to costs. No violation, condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves Years in Field Borrower has 22 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316231	41bd8c17-0f2b-4012-9008-fccb843f7a3d	3211		QM/Agency Safe Harbor		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.		10/02/2019: Audit re-analyzed the loan file, and has determined that a PREPAID FINANCE CHARGES WORKSHEET was included within the original package on page 131. Lender Credit was applied as follows: Finance Charge credit for $XXX.XX and $X,XXX applied to Settlement charges for a total of $X,XXX.XX. The Section J Lender Credit of $X,XXX.XX on the CD is sufficient for the portion of fees the worksheet assigned to costs. No violation, condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves Years in Field Borrower has 22 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316231	dda73e4a-0ada-e911-abc7-f4e9d4a75a52	2854		QM/Agency Safe Harbor		Compliance		Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing payment histories.		10/02/2019: Audit concurs with the Lender Rebuttal, and has determined that the mortgage for $XXX,XXX.XX (p471) is the responsibility of the XX-XXXXXX through the XXXXXXX XXXXXX. The mortgage for $XXX,XXX.XX (p350) was/is in the name of the XX-XXXXXX, hence this transaction is to comply with XXX XXXXXXXX, therefore no history is required. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves Years in Field Borrower has 22 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316231	e44e7c99-0ada-e911-abc7-f4e9d4a75a52	1643		QM/Agency Safe Harbor		Credit		Failure to Verify Housing History	AUS required satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify mortgages for $XXX,XXX.XX and $XXX,XXX.XX.
10/02/2019: The $XXX,XXX mortgage tied to the property located at XXX, though it is the borrower's primary residence was awarded to the borrower's XX-XXXXXX per the XXXXXX XXXXXX in the file. There is also a lease agreement in file showing the borrower pays $XXXX per month to rent the property back. As they are not responsible for this mortgage payment, a VOM should not be required. The $XXX,XXX is tied to the subject property at XX XXXXX XXXXX which per the prelim title work in file was previously vested only in the name of the borrower's XX-XXXXXX (XXXXX XX, XXXXXXXXXXXXXXX as her sole and separate property) therefore no VOM would be required as even if there were late payments showing, they would not have effected our borrower in any way.
											10/02/2019: Audit concurs with the Lender Rebuttal, and has determined that the mortgage for $XXX,XXX.XX (p471) is the responsibility of the XX-XXXXXX through the XXXXXXX XXXXXX. The mortgage for $XXX,XXX.XX (p350) was/is in the name of the XX-XXXXXX, hence this transaction is to comply with XXX XXXXXXXX, therefore no history is required. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves Years in Field Borrower has 22 years in Field		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301316231	fe2d4736-0cda-e911-abc7-f4e9d4a75a52	1684		QM/Agency Safe Harbor		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves Years in Field Borrower has 22 years in Field		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316228	04aa00cd-c7d8-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 36.31% Reserves are higher than guideline minimum UW Guides require 6.001 months reserves, loan qualified with 10.2 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316228	dcfe7159-64d9-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/23/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 36.31% Reserves are higher than guideline minimum UW Guides require 6.001 months reserves, loan qualified with 10.2 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316227	a006014d-00db-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	09/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $5417.560 in disposable income Years in Field Borrower has 17 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301316226	aa224b36-88d8-e911-abc7-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/27/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/27/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 27.09% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 54.3 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154786	6408e6f2-5592-4515-a5f9-c8661cd37356	1698		Not Covered/Exempt		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	07/29/2019: this file does not have an affiliated business? why is the disclosure needed?	07/29/2019: Audit concurs with the lender rebuttal, condition rescinded. 07/01/2019: Finding deemed non-material, loan will be graded a B for all agencies	LTV is lower than guideline maximum Lender Underwriting Guidelines require 75% LTV, loan qualified with 68.51% LTV Years in Field Co-Borrower has 25 years in the field. Reserves are higher than guideline minimum Lender Underwriting Guidelines require 18 months reserves, loan qualified with 51.40 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 116 reporting months.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154786	91146542-e59c-e911-bdd2-f4e9d4a75ba2	1659		Not Covered/Exempt		Credit		Ineligible Transaction	Property Listed for sale within 6 months of application date.	07/25/2019: rebuttal from underwriter	07/25/2019: Audit reviewed guidelines, and has determined that properties listed for sale within six (6) months of the application date are acceptable if the following requirements are met: 1. Rate and Term refinance only (met); 2. Documentation provided to show cancellation of listing (met per Appraisal p492 listed 11/16/2018 then cancelled when leased, Lease executed 11/18/2018 p416); 3. Acceptable letter of explanation from the Borrower detailing the rationale for (met, LOX on p427). All guideline requirements have been met. Condition rescinded. cancelling the listing.	LTV is lower than guideline maximum Lender Underwriting Guidelines require 75% LTV, loan qualified with 68.51% LTV Years in Field Co-Borrower has 25 years in the field. Reserves are higher than guideline minimum Lender Underwriting Guidelines require 18 months reserves, loan qualified with 51.40 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 116 reporting months.		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154786	a63241d6-e79c-e911-bdd2-f4e9d4a75ba2	909		Not Covered/Exempt		Credit		Missing AUS results	Missing AUS results	07/25/2019: AUS	07/29/19: Lender provided a revised AUS showing the loan amount of $XXX,XXX.XX. Condition cleared. 07/25/2019: Audit reviewed the DU, and has determined that when the mortgage loan or borrower information changes and it no longer matches the information used when the loan case file was last underwritten with DU, the lender must update the data and resubmit the loan case file to DU. DU loan amount of $XXX,XXX versus $XXX,XXX actual. Condition remains.	LTV is lower than guideline maximum Lender Underwriting Guidelines require 75% LTV, loan qualified with 68.51% LTV Years in Field Co-Borrower has 25 years in the field. Reserves are higher than guideline minimum Lender Underwriting Guidelines require 18 months reserves, loan qualified with 51.40 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 116 reporting months.		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301246913	39c0f717-9d9d-e911-bdd2-f4e9d4a75ba2	3315		Not Covered/Exempt		Compliance		Information required for LE ‘Calculating Cash to Close’ section not completed, or completed in error.	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure : Cash to Close as $XXX,XXX.XX. The most recent Loan Estimate indicates and amount of $XXX,XXX. Provide re-disclosed CD and letter of explanation.	07/05/2019: PCCD	07/08/2019: Lender provided LOE, proof of delivery and PCCD with Calculating Cash To Close section of the final Closing Disclosure corrected as Cash to Close of $XXX,XXX.XX. Exception remains downgraded.07/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 27.03% Years Self Employed Borrower has 9 years Self Employed		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301246913	c5a4f306-9d9d-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/08/2019: Proc Cert and Business license07/05/2019: Business confirmation	07/10/2019: Lender provided business search and certification of employees name and title that obtained the employment verification. Condition cleared.07/08/2019: Audit reviewed Lenders response, however; please provided employees name and title that obtained the VOB information. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 27.03% Years Self Employed Borrower has 9 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246913	78304da9-9d9d-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Third party appraisal review is missing.	07/08/2019: CDA	07/08/2019: A CDA was provided with a value of $XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 27.03% Years Self Employed Borrower has 9 years Self Employed		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232306	a2655735-0b32-43d4-8f9a-9cf2116fb435	3217		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Escrow	Added 07/05/2019: Received evidence of property taxes. The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD and letter of explanation.		07/09/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232306	8f31f9c2-572b-4b1d-973f-27916b61c87f	3218		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	Added 07/05/2019: Received evidence of property taxes. The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $XXXX.XX + $XXX.XX = $XXXX.XX. The calculated payment amount is (Years #1 - #30 $XXXX.XX + $XXX.XX = $XXXX.XX. The lender’s property taxes are incorrect. Provide corrected CD and letter of explanation.		07/09/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232306	72c3a5bb-9296-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		07/09/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.06/24/219: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232306	a7378f3c-2d0c-4e1b-a721-f6cfb2995989	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added 07/05/2019: Received evidence of property taxes. The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation and proof of delivery.		07/09/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232306	a9f8bf63-9296-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	The Outstanding Taxes in section H of the final Closing Disclosure should be in section E and is missing the name of the government entity accessing the tax and the Water Bill is missing the name of the actual service provider. Provide corrected CD and LOE to the borrower.		07/09/2019: Audit reviewed the PCCD, and has determined that the “outstanding taxes” in Section H are required to be reflected in Section F - Prepaids. CFPB Official interpretation of 37(g)(2)#1 Prepaids states that “…periodic charges that are disclosed pursuant to § 1026.37(g)(2) include: i. Real estate property taxes due within 60 days after consummation of the transaction; ii. Past-due real estate property taxes..”. Issue is non-material, loan will be rated a B. 06/24/219: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232306	521ef921-9296-e911-bdd2-f4e9d4a75ba2	3203		Not Covered/Exempt		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The State Mortgage Tax in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		07/09/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.06/24/219: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232306	239691a9-459f-e911-bdd2-f4e9d4a75ba2	3250		Not Covered/Exempt		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added 07/05/2019: Received evidence of property taxes. The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. Provide re-disclosed CD and letter of explanation.		07/09/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232306	a8953df3-3995-e911-bdd2-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/28/2019: CPA letter from file	07/05/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.07/02/2019: Lender provided CPA letter which was previously provided. However, per Agency guidelines, the lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. This item was not provided. Condition remains.	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232306	9f4a6001-9696-e911-bdd2-f4e9d4a75ba2	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		07/05/2019: Received final 1008. Condition cleared.	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232306	988a28ab-9196-e911-bdd2-f4e9d4a75ba2	1687		Not Covered/Exempt		Credit		Missing Evidence of Property Taxes	Monthly tax amount of $XXX.XX is reflected on final Closing Disclosure. Provide evidence of tax calculation. Additional conditions may apply.		07/05/2019: Received revised AUS findings utilizing taxes of $XXX.XX which matches document in loan file. Condition cleared. Compliance conditions have been added.	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232306	98a71c7e-3a95-e911-bdd2-f4e9d4a75ba2	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #4 on the final application not provided.		07/05/2019: Received evidence of taxes and insurance. Condition cleared.	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232306	1c8a03f3-1795-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. No CU score was available.		07/05/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Years Self Employed Borrower has 10 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232299	a2ae42fd-d2ba-4256-b3f5-cc765dd825bd	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure are paid to the lender. The Property Taxes should be paid to the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		07/02/2019: Received explanation letter and post consummation CD adding license number and correcting payee in Section F. Condition cleared. Loan will be rated a B for all agencies.06/21/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232299	69664757-8994-e911-bdd2-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	The Cash to Close is $XXX,XXX to the borrower for Loan Estimate in Calculating Cash to Close section of the final Closing Disclosure. The most recent Loan Estimate in file dated XX/XX/XXXX reflects $XXX,XXX cash to borrower. Provide corrected CD and LOE to the Borrower.		07/02/2019: Received final LE. Calculating cash to close matches the post consummation closing disclosure. Condition cleared.06/21/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232299	d275d6dd-d5e2-4fdd-92ef-b4a6d90fc95e	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		07/02/2019: Received explanation letter and post consummation CD adding license number and correcting payee in Section F. Condition cleared. Loan will be rated a B for all agencies.06/21/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232299	ea141773-7a94-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score not provided in file.		06/25/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.			Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232291	b5bb5aae-5994-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure are paid to the title company. The Property Taxes should be paid to the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		07/02/2019: Received explanation letter and post consummation CD adding license number and correcting payee in Section F. Condition cleared. Loan will be rated a B for all agencies.06/21/19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.20 months reserves Years on Job Borrower has 14 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232291	19a2984c-4b98-481a-a849-50cd4088104c	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		07/02/2019: Received explanation letter and post consummation CD adding license number and correcting payee in Section F. Condition cleared. Loan will be rated a B for all agencies.06/21/19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.20 months reserves Years on Job Borrower has 14 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805		Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301232291	52e9b2cf-7394-e911-bdd2-f4e9d4a75ba2	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided. The present address section does not reflect the time in present address.		07/05/2019: Received corrected application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.20 months reserves Years on Job Borrower has 14 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232291	723d1ca6-7494-e911-bdd2-f4e9d4a75ba2	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		07/05/2019: Received 1008. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.20 months reserves Years on Job Borrower has 14 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232291	7340024f-5994-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 2.8		07/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.20 months reserves Years on Job Borrower has 14 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246887	f6d8c0ab-a59d-e911-bdd2-f4e9d4a75ba2	2907		Not Covered/Exempt		Compliance		Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	07/05/2019: We do not have any business affiliates	07/08/2019: Audit reviewed Lenders response. Exception rescinded.07/02/2019: Finding deemed non-material, loan will be graded a B for all agencies			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301246887	1d9c1187-2e38-4328-85c6-c466395b0045	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The License ID for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/05/2019: PCCD and tracking	07/08/2019: Lender provided LOE, proof of delivery and PCCD with the Settlement Agent ID updated. Exception remains downgraded.07/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies			Y		3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301246887	6ca835c0-b2ad-4fc4-8f96-c2d097875652	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	07/05/2019: No Business affiliates	07/08/2019: Audit reviewed Lenders response. Exception rescinded.07/02/2019: Finding deemed non-material, loan will be graded a B for all agencies			Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268346	a6206b85-56ba-e911-abc7-f4e9d4a75a52	2792		Not Covered/Exempt		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU.		08/09/2019: Audit re-analyzed the loan file, and has determined XXXX/XXXX Tax Transcripts were located on pages 48 through 76 to satisfy AUS item #19. XXXX Extension was located on page 94. Condition rescinded.	FICO is higher than guideline minimum UW Guides reflect minimum FICO as 720, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 341.70 months reserves		Y		1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301268346	ac4e8be3-4bb2-e911-abc7-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score 3.0		08/07/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides reflect minimum FICO as 720, loan qualified with FICO of 769 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 341.70 months reserves		Y		3	1	D	A	D	A	D	A	D	A	D	A	Cleared